First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 3.0%
115,423	Alaska Air Group, Inc. (a)	$6,277,857
132,180	Delta Air Lines, Inc. (a)	5,687,705
223,918	JetBlue Airways Corp. (a)	2,465,337
73,069	Southwest Airlines Co. (a)	3,413,784
		17,844,683

	Auto Components — 3.0%
172,104	BorgWarner, Inc.	6,338,590
229,647	Gentex Corp.	6,740,139
36,640	Lear Corp.	4,687,722
		17,766,451

	Automobiles — 5.9%
515,687	Ford Motor Co.	7,302,128
199,293	General Motors Co. (a)	7,555,198
169,979	Harley-Davidson, Inc.	6,195,734
6,221	Tesla, Inc. (a)	5,416,998
110,734	Thor Industries, Inc. (b)	8,476,688
		34,946,746

	Commercial Services & Supplies — 0.5%
13,349	Copart, Inc. (a)	1,517,114
47,681	Rollins, Inc.	1,599,221
		3,116,335

	Distributors — 2.7%
26,516	Genuine Parts Co.	3,448,406
191,996	LKQ Corp.	9,528,761
7,899	Pool Corp.	3,200,833
		16,178,000

	Diversified Consumer Services — 2.5%
12,570	Bright Horizons Family Solutions, Inc. (a)	1,435,997
56,042	Frontdoor, Inc. (a)	1,732,258
68,908	Grand Canyon Education, Inc. (a)	6,613,101
50,936	Service Corp. International	3,341,911
36,638	Terminix Global Holdings, Inc. (a)	1,681,318
		14,804,585

	Entertainment — 5.2%
41,729	Activision Blizzard, Inc.	3,154,712
74,199	Live Nation Entertainment, Inc. (a)	7,781,991
18,726	Madison Square Garden Sports Corp. (a)	3,035,672
10,987	Take-Two Interactive Software, Inc. (a)	1,313,056
272,699	Warner Bros Discovery, Inc. (a) (b)	4,949,487
83,878	World Wrestling Entertainment, Inc., Class A	4,897,637
724,843	Zynga, Inc., Class A (a)	5,994,452
		31,127,007

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 1.6%
15,088	Costco Wholesale Corp.	$8,022,591
11,202	Walmart, Inc.	1,713,794
		9,736,385

	Hotels, Restaurants & Leisure — 15.0%
1,493	Booking Holdings, Inc. (a)	3,299,993
101,709	Boyd Gaming Corp.	6,161,531
21,674	Caesars Entertainment, Inc. (a)	1,436,553
1,088	Chipotle Mexican Grill, Inc. (a)	1,583,704
36,960	Choice Hotels International, Inc.	5,191,401
7,489	Churchill Downs, Inc.	1,519,818
25,133	Darden Restaurants, Inc.	3,310,770
4,075	Domino’s Pizza, Inc.	1,377,350
44,505	Expedia Group, Inc. (a)	7,777,249
34,451	Hilton Worldwide Holdings, Inc. (a)	5,349,896
86,097	Las Vegas Sands Corp. (a)	3,050,417
38,016	Marriott International, Inc., Class A (a)	6,748,600
6,753	McDonald’s Corp.	1,682,577
124,716	MGM Resorts International	5,118,344
123,403	Penn National Gaming, Inc. (a)	4,512,848
39,728	Planet Fitness, Inc., Class A (a)	3,179,432
120,255	Six Flags Entertainment Corp. (a)	4,602,159
90,333	Travel + Leisure Co.	5,011,675
152,317	Wendy’s (The) Co.	3,009,784
61,809	Wyndham Hotels & Resorts, Inc.	5,436,719
42,015	Wynn Resorts Ltd. (a)	2,961,217
125,985	Yum China Holdings, Inc.	5,266,173
14,100	Yum! Brands, Inc.	1,649,841
		89,238,051

	Household Durables — 11.2%
116,974	D.R. Horton, Inc.	8,140,221
44,042	Garmin Ltd.	4,833,169
192,361	Leggett & Platt, Inc.	6,853,822
107,456	Lennar Corp., Class A	8,219,310
244,324	Newell Brands, Inc.	5,656,101
1,495	NVR, Inc. (a)	6,542,434
208,062	PulteGroup, Inc.	8,688,669
185,539	Toll Brothers, Inc.	8,603,443
50,448	Whirlpool Corp.	9,157,321
		66,694,490

	Interactive Media & Services — 0.3%
61,708	TripAdvisor, Inc. (a)	1,584,044

	Internet & Direct Marketing Retail — 1.7%
1,029	Amazon.com, Inc. (a)	2,557,713
1,831,907	Qurate Retail, Inc., Series A	7,712,329
		10,270,042

	IT Services — 0.8%
457,805	Sabre Corp. (a)	4,793,218

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 2.3%
20,390	Hasbro, Inc.	$1,795,543
301,527	Mattel, Inc. (a)	7,330,121
49,673	Polaris, Inc.	4,715,955
		13,841,619

	Media — 5.7%
169,785	Fox Corp., Class A	6,085,094
94,368	Interpublic Group of (The) Cos., Inc.	3,078,284
36,456	New York Times (The) Co., Class A	1,396,994
236,204	News Corp., Class A	4,691,012
46,315	Nexstar Media Group, Inc., Class A	7,337,222
39,393	Omnicom Group, Inc.	2,998,989
230,555	Paramount Global, Class B	6,713,762
252,933	Sirius XM Holdings, Inc. (b)	1,517,598
		33,818,955

	Multiline Retail — 5.6%
15,009	Dollar General Corp.	3,565,088
10,502	Dollar Tree, Inc. (a)	1,706,050
144,253	Kohl’s Corp.	8,349,364
247,043	Nordstrom, Inc.	6,349,005
155,823	Ollie’s Bargain Outlet Holdings, Inc. (a)	7,487,295
24,717	Target Corp.	5,651,542
		33,108,344

	Personal Products — 0.5%
372,445	Coty, Inc., Class A (a)	3,020,529

	Professional Services — 0.9%
192,100	Nielsen Holdings PLC	5,150,201

	Road & Rail — 1.3%
14,554	AMERCO	7,793,376

	Specialty Retail — 19.4%
16,275	Advance Auto Parts, Inc.	3,248,978
87,497	AutoNation, Inc. (a)	10,141,777
3,336	AutoZone, Inc. (a)	6,523,448
70,073	Bath & Body Works, Inc.	3,706,161
73,762	Best Buy Co., Inc.	6,633,417
54,167	CarMax, Inc. (a)	4,646,445
87,201	Dick’s Sporting Goods, Inc.	8,407,920
10,559	Five Below, Inc. (a)	1,658,819
294,064	Foot Locker, Inc.	8,619,016
20,070	GameStop Corp., Class A (a) (b)	2,510,155
371,625	Gap (The), Inc.	4,615,582
86,478	Leslie’s, Inc. (a)	1,694,969
29,144	Lithia Motors, Inc.	8,251,541
8,281	Lowe’s Cos., Inc.	1,637,402
7,702	O’Reilly Automotive, Inc. (a)	4,671,648

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
92,992	Penske Automotive Group, Inc.	$9,747,421
85,538	Petco Health & Wellness Co., Inc. (a) (b)	1,647,462
18,562	Ross Stores, Inc.	1,851,931
27,690	TJX (The) Cos., Inc.	1,696,843
28,632	Tractor Supply Co.	5,767,916
16,857	Ulta Beauty, Inc. (a)	6,688,858
101,838	Victoria’s Secret & Co. (a)	4,798,607
46,122	Williams-Sonoma, Inc.	6,017,999
		115,184,315

	Textiles, Apparel & Luxury Goods — 10.6%
130,344	Capri Holdings Ltd. (a)	6,217,409
72,746	Carter’s, Inc.	6,128,123
74,015	Columbia Sportswear Co.	6,081,072
19,141	Deckers Outdoor Corp. (a)	5,086,721
224,815	Hanesbrands, Inc.	2,981,047
9,122	Lululemon Athletica, Inc. (a)	3,234,935
113,783	PVH Corp.	8,281,127
46,067	Ralph Lauren Corp.	4,806,631
213,986	Skechers U.S.A., Inc., Class A (a)	8,195,664
180,202	Tapestry, Inc.	5,932,250
196,702	Under Armour, Inc., Class A (a)	3,021,342
58,905	VF Corp.	3,063,060
		63,029,381

	Trading Companies & Distributors — 0.3%
10,361	SiteOne Landscape Supply, Inc. (a)	1,461,212

	Total Common Stocks — 100.0%	594,507,969
	(Cost $701,404,680)

	Money Market Funds — 0.7%
3,885,256	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	3,885,256
172,822	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	172,822
	Total Money Market Funds — 0.7%	4,058,078
	(Cost $4,058,078)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$3,790,553	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $3,790,629. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $3,858,567. (d)	$3,790,553
	(Cost $3,790,553)

	Total Investments — 101.3%	602,356,600
	(Cost $709,253,311)
	Net Other Assets and Liabilities — (1.3)%	(7,658,673)
	Net Assets — 100.0%	$594,697,927

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,312,207 and the total value of the collateral held by the Fund is $7,675,809.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$594,507,969	$594,507,969	$—	$—
Money Market Funds	4,058,078	4,058,078	—	—
Repurchase Agreements	3,790,553	—	3,790,553	—
Total Investments	$602,356,600	$598,566,047	$3,790,553	$—

* See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Beverages — 13.4%
262,246	Coca-Cola (The) Co.	$16,943,714
214,503	Keurig Dr Pepper, Inc.	8,022,412
380,757	Molson Coors Beverage Co., Class B	20,614,184
50,887	Monster Beverage Corp. (a)	4,359,998
97,143	PepsiCo, Inc.	16,680,425
		66,620,733

	Chemicals — 3.3%
282,874	Corteva, Inc.	16,319,001

	Food & Staples Retailing — 13.8%
244,500	Albertsons Cos., Inc., Class A	7,647,960
61,530	Casey’s General Stores, Inc.	12,385,989
70,850	Kroger (The) Co.	3,823,066
248,920	Sysco Corp.	21,277,682
108,020	US Foods Holding Corp. (a)	4,063,712
453,965	Walgreens Boots Alliance, Inc.	19,248,116
		68,446,525

	Food Products — 49.7%
180,129	Archer-Daniels-Midland Co.	16,132,353
183,420	Bunge Ltd.	20,748,470
364,795	Campbell Soup Co.	17,225,620
605,425	Conagra Brands, Inc.	21,147,495
252,861	Darling Ingredients, Inc. (a)	18,557,469
316,214	Flowers Foods, Inc.	8,385,995
180,074	General Mills, Inc.	12,736,634
236,337	Hain Celestial Group (The), Inc. (a)	7,926,743
75,068	Hershey (The) Co.	16,948,102
78,855	Hormel Foods Corp.	4,131,214
93,292	Ingredion, Inc.	7,940,082
120,080	J.M. Smucker (The) Co.	16,442,554
189,094	Kellogg Co.	12,952,939
103,182	Kraft Heinz (The) Co.	4,398,649
194,254	Mondelez International, Inc., Class A	12,525,498
485,825	Pilgrim’s Pride Corp. (a)	13,773,139
176,074	Post Holdings, Inc. (a)	13,098,145
226,754	Tyson Foods, Inc., Class A	21,124,403
		246,195,504

	Health Care Providers & Services — 7.3%
160,649	CVS Health Corp.	15,443,188
66,393	McKesson Corp.	20,555,937
		35,999,125

	Household Products — 5.9%
81,813	Church & Dwight Co., Inc.	7,981,676
33,012	Kimberly-Clark Corp.	4,583,056
26,606	Procter & Gamble (The) Co.	4,271,593
415,640	Reynolds Consumer Products, Inc.	12,298,788
		29,135,113

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 2.9%
401,656	Herbalife Nutrition Ltd. (a)	$10,676,017
260,072	Olaplex Holdings, Inc. (a)	3,823,058
		14,499,075

	Tobacco — 3.5%
155,593	Altria Group, Inc.	8,646,303
86,551	Philip Morris International, Inc.	8,655,100
		17,301,403
	Total Common Stocks — 99.8%	494,516,479
	(Cost $457,418,656)

	Money Market Funds — 0.1%
564,311	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (b)	564,311
	(Cost $564,311)

	Total Investments — 99.9%	495,080,790
	(Cost $457,982,967)
	Net Other Assets and Liabilities — 0.1%	270,654
	Net Assets — 100.0%	$495,351,444

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2022.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$494,516,479	$494,516,479	$—	$—
Money Market Funds	564,311	564,311	—	—
Total Investments	$495,080,790	$495,080,790	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Electrical Equipment — 3.2%
705,504	ChargePoint Holdings, Inc. (a) (b)	$9,129,222
1,069,836	Fluence Energy, Inc. (a) (b)	9,810,396
1,120,535	Plug Power, Inc. (b)	23,553,645
823,101	Shoals Technologies Group, Inc., Class A (b)	8,214,548
		50,707,811

	Energy Equipment & Services — 6.1%
385,204	Baker Hughes Co.	11,949,028
1,693,065	Halliburton Co.	60,306,976
715,225	NOV, Inc.	12,967,029
339,521	Schlumberger N.V.	13,244,714
		98,467,747

	Oil, Gas & Consumable Fuels — 86.2%
3,870,867	Antero Midstream Corp.	39,753,804
775,662	APA Corp.	31,747,846
578,040	Cheniere Energy, Inc.	78,503,612
258,414	Chevron Corp.	40,485,721
641,169	ConocoPhillips	61,244,463
1,306,787	Continental Resources, Inc.	72,618,154
2,377,320	Coterra Energy, Inc.	68,443,043
1,084,340	Devon Energy Corp.	63,076,058
584,657	Diamondback Energy, Inc.	73,801,253
775,457	DT Midstream, Inc.	41,680,814
672,183	EOG Resources, Inc.	78,484,087
407,600	EQT Corp.	16,202,100
776,303	Exxon Mobil Corp.	66,179,831
748,754	Hess Corp.	77,174,075
1,608,954	HF Sinclair Corp. (b)	61,172,431
2,225,098	Kinder Morgan, Inc.	40,385,529
2,553,421	Marathon Oil Corp.	63,631,251
492,129	Marathon Petroleum Corp.	42,943,177
987,481	New Fortress Energy, Inc.	38,294,513
1,412,507	Occidental Petroleum Corp.	77,815,011
453,895	ONEOK, Inc.	28,745,170
371,093	Phillips 66	32,196,029
320,545	Pioneer Natural Resources Co.	74,517,096
185,833	Targa Resources Corp.	13,642,000
23,707	Texas Pacific Land Corp.	32,397,986
315,726	Valero Energy Corp.	35,197,134
959,545	Williams (The) Cos., Inc.	32,902,798
		1,383,234,986

	Semiconductors & Semiconductor Equipment — 4.4%
208,522	Enphase Energy, Inc. (b)	33,655,451
502,474	First Solar, Inc. (b)	36,695,676
		70,351,127

Shares	Description	Value

	Total Common Stocks — 99.9%	$1,602,761,671
	(Cost $1,541,271,925)

	Money Market Funds — 0.5%
6,764,529	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	6,764,529
755,565	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	755,565
	Total Money Market Funds — 0.5%	7,520,094
	(Cost $7,520,094)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$6,599,644	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $6,599,776. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $6,718,062. (d)	6,599,644
	(Cost $6,599,644)

	Total Investments — 100.8%	1,616,881,409
	(Cost $1,555,391,663)
	Net Other Assets and Liabilities — (0.8)%	(12,279,211)
	Net Assets — 100.0%	$1,604,602,198

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $12,640,143 and the total value of the collateral held by the Fund is $13,364,173.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,602,761,671	$1,602,761,671	$—	$—
Money Market Funds	7,520,094	7,520,094	—	—
Repurchase Agreements	6,599,644	—	6,599,644	—
Total Investments	$1,616,881,409	$1,610,281,765	$6,599,644	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Banks — 19.7%
118,254	Bank of America Corp.	$4,219,303
342,444	Bank OZK	13,156,699
103,753	BOK Financial Corp.	8,604,236
365,110	Citigroup, Inc.	17,601,953
322,573	Citizens Financial Group, Inc.	12,709,376
53,910	Comerica, Inc.	4,415,229
61,676	East West Bancorp, Inc.	4,397,499
1,174,494	F.N.B. Corp.	13,530,171
226,494	Fifth Third Bancorp	8,500,320
7,333	First Citizens BancShares, Inc., Class A	4,688,574
174,761	First Hawaiian, Inc.	4,126,107
207,504	First Horizon Corp.	4,643,940
333,383	Huntington Bancshares, Inc.	4,383,986
71,512	JPMorgan Chase & Co.	8,535,672
653,376	KeyCorp	12,616,691
57,515	M&T Bank Corp.	9,584,300
339,040	PacWest Bancorp	11,151,026
52,933	Pinnacle Financial Partners, Inc.	4,104,954
26,434	PNC Financial Services Group (The), Inc.	4,390,687
238,516	Popular, Inc.	18,601,863
140,511	Prosperity Bancshares, Inc.	9,186,609
656,888	Regions Financial Corp.	13,610,719
198,941	Synovus Financial Corp.	8,264,009
171,937	Truist Financial Corp.	8,313,154
91,700	U.S. Bancorp	4,452,952
516,879	Umpqua Holdings Corp.	8,549,179
86,855	Webster Financial Corp.	4,341,881
301,741	Wells Fargo & Co.	13,164,960
58,857	Western Alliance Bancorp	4,479,606
52,454	Wintrust Financial Corp.	4,580,283
148,694	Zions Bancorp N.A.	8,402,698
		261,308,636

	Capital Markets — 26.7%
138,319	Affiliated Managers Group, Inc.	17,368,717
32,452	Ameriprise Financial, Inc.	8,615,682
300,026	Ares Management Corp., Class A	19,867,722
294,628	Bank of New York Mellon (The) Corp.	12,392,054
153,583	Blackstone, Inc.	15,599,425
498,280	Carlyle Group (The), Inc.	18,082,581
42,594	Cboe Global Markets, Inc.	4,812,270
218,928	Evercore, Inc., Class A	23,151,636
872,884	Franklin Resources, Inc.	21,464,218
59,054	Goldman Sachs Group (The), Inc.	18,040,406
1,056,848	Invesco Ltd.	19,424,866
695,908	Janus Henderson Group PLC	21,211,276
741,879	Jefferies Financial Group, Inc.	22,820,198
166,729	KKR & Co., Inc.	8,498,177
565,117	Lazard Ltd., Class A	18,518,884
133,409	LPL Financial Holdings, Inc.	25,063,549
111,533	Morgan Stanley	8,988,444
221,728	Raymond James Financial, Inc.	21,609,611

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
242,854	SEI Investments Co.	$13,531,825
111,903	State Street Corp.	7,494,144
128,957	T. Rowe Price Group, Inc.	15,866,869
392,864	Virtu Financial, Inc., Class A	11,345,912
		353,768,466

	Consumer Finance — 7.0%
448,403	Ally Financial, Inc.	17,918,184
35,418	Credit Acceptance Corp. (a) (b)	18,151,725
176,943	Discover Financial Services	19,899,010
514,039	OneMain Holdings, Inc.	23,609,811
796,439	SLM Corp.	13,324,425
		92,903,155

	Diversified Financial Services — 3.7%
157,266	Apollo Global Management, Inc.	7,825,556
69,061	Berkshire Hathaway, Inc., Class B (b)	22,294,963
293,839	Voya Financial, Inc.	18,552,994
		48,673,513

	Insurance — 35.9%
227,090	Aflac, Inc.	13,007,715
28,775	Alleghany Corp. (b)	24,070,287
140,755	Allstate (The) Corp.	17,811,138
33,481	American Financial Group, Inc.	4,636,449
310,604	American International Group, Inc.	18,173,440
29,935	Aon PLC, Class A	8,620,981
402,658	Arch Capital Group Ltd. (b)	18,389,391
229,696	Assured Guaranty Ltd.	12,667,734
322,424	Axis Capital Holdings Ltd.	18,484,568
202,333	Brown & Brown, Inc.	12,540,599
68,364	Chubb Ltd.	14,113,748
179,248	Cincinnati Financial Corp.	21,986,560
80,858	Everest Re Group Ltd.	22,212,501
498,993	Fidelity National Financial, Inc.	19,869,901
375,982	First American Financial Corp.	21,923,510
96,899	Globe Life, Inc.	9,503,854
65,201	Hanover Insurance Group (The), Inc.	9,572,811
271,497	Hartford Financial Services Group (The), Inc.	18,985,785
223,718	Lincoln National Corp.	13,456,638
225,580	Loews Corp.	14,175,447
16,518	Markel Corp. (b)	22,353,479
57,194	Marsh & McLennan Cos., Inc.	9,248,270
354,479	Mercury General Corp.	17,876,376
138,715	MetLife, Inc.	9,110,801
942,044	Old Republic International Corp.	20,734,388
66,398	Principal Financial Group, Inc.	4,524,360
164,983	Prudential Financial, Inc.	17,902,305
44,524	Reinsurance Group of America, Inc.	4,778,316

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
30,754	RenaissanceRe Holdings Ltd.	$4,413,814
80,031	Travelers (The) Cos., Inc.	13,690,103
618,742	Unum Group	18,884,006
4,284	White Mountains Insurance Group Ltd.	4,489,718
61,902	Willis Towers Watson PLC	13,300,264
		475,509,257

	Mortgage Real Estate Investment Trusts — 4.1%
744,156	AGNC Investment Corp.	8,170,833
3,461,764	Annaly Capital Management, Inc.	22,224,525
1,775,655	New Residential Investment Corp.	18,466,812
201,663	Starwood Property Trust, Inc.	4,614,049
		53,476,219

	Thrifts & Mortgage Finance — 2.7%
1,798,586	MGIC Investment Corp.	23,489,533
1,364,040	New York Community Bancorp, Inc.	12,603,730
		36,093,263
	Total Common Stocks — 99.8%	1,321,732,509
	(Cost $1,386,698,624)

	Money Market Funds — 0.3%
1,249,602	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	1,249,602
2,879,429	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	2,879,429
	Total Money Market Funds — 0.3%	4,129,031
	(Cost $4,129,031)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$1,219,143	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $1,219,167. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $1,241,018. (d)	1,219,143
	(Cost $1,219,143)

Description	Value

Total Investments — 100.2%	$1,327,080,683
(Cost $1,392,046,798)
Net Other Assets and Liabilities — (0.2)%	(2,046,376)
Net Assets — 100.0%	$1,325,034,307

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,306,250 and the total value of the collateral held by the Fund is $2,468,745.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,321,732,509	$1,321,732,509	$—	$—
Money Market Funds	4,129,031	4,129,031	—	—
Repurchase Agreements	1,219,143	—	1,219,143	—
Total Investments	$1,327,080,683	$1,325,861,540	$1,219,143	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Biotechnology — 20.1%
183,258	AbbVie, Inc.	$26,916,935
72,775	Alnylam Pharmaceuticals, Inc. (a)	9,710,368
49,136	Amgen, Inc.	11,458,024
112,850	Biogen, Inc. (a)	23,409,604
1,048,340	Exelixis, Inc. (a)	23,419,916
499,706	Gilead Sciences, Inc.	29,652,554
169,415	Horizon Therapeutics PLC (a)	16,697,543
299,241	Incyte Corp. (a)	22,431,105
320,816	Ionis Pharmaceuticals, Inc. (a)	11,793,196
68,980	Moderna, Inc. (a)	9,271,602
63,374	Neurocrine Biosciences, Inc. (a)	5,705,561
42,539	Regeneron Pharmaceuticals, Inc. (a)	28,037,880
76,055	Sarepta Therapeutics, Inc. (a)	5,500,298
165,584	United Therapeutics Corp. (a)	29,401,095
113,837	Vertex Pharmaceuticals, Inc. (a)	31,102,545
		284,508,226

	Health Care Equipment & Supplies — 23.9%
150,593	Abbott Laboratories	17,092,305
17,940	ABIOMED, Inc. (a)	5,141,245
153,247	Baxter International, Inc.	10,889,732
45,822	Becton, Dickinson and Co.	11,326,740
134,147	Boston Scientific Corp. (a)	5,648,930
56,914	Cooper (The) Cos., Inc.	20,548,231
482,849	DENTSPLY SIRONA, Inc.	19,309,132
34,837	Dexcom, Inc. (a)	14,233,701
151,411	Edwards Lifesciences Corp. (a)	16,016,256
243,956	Envista Holdings Corp. (a)	9,665,537
241,591	Globus Medical, Inc., Class A (a)	15,998,156
386,711	Hologic, Inc. (a)	27,839,325
53,369	ICU Medical, Inc. (a)	11,420,432
22,302	Insulet Corp. (a)	5,329,955
184,921	Integra LifeSciences Holdings Corp. (a)	11,309,768
19,692	Intuitive Surgical, Inc. (a)	4,712,296
81,646	Masimo Corp. (a)	9,223,549
160,650	Medtronic PLC	16,765,434
264,161	Quidel Corp. (a)	26,579,880
24,496	ResMed, Inc.	4,898,465
122,877	STERIS PLC	27,530,592
66,674	Stryker Corp.	16,085,769
102,187	Tandem Diabetes Care, Inc. (a)	9,859,002
33,486	Teleflex, Inc.	9,564,271
92,911	Zimmer Biomet Holdings, Inc.	11,219,003
		338,207,706

	Health Care Providers & Services — 28.5%
272,000	Acadia Healthcare Co., Inc. (a)	18,463,360
103,453	Amedisys, Inc. (a)	13,205,775
36,287	Anthem, Inc.	18,213,534
419,154	Cardinal Health, Inc.	24,331,890
211,717	Centene Corp. (a)	17,053,804

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
23,462	Chemed Corp.	$11,528,992
99,183	Cigna Corp.	24,476,381
157,587	DaVita, Inc. (a)	17,077,703
334,211	Encompass Health Corp.	23,003,743
94,830	HCA Healthcare, Inc.	20,345,777
272,579	Henry Schein, Inc. (a)	22,106,157
54,612	Humana, Inc.	24,278,311
112,671	Laboratory Corp. of America Holdings (a)	27,072,588
89,053	Molina Healthcare, Inc. (a)	27,913,663
834,711	Premier, Inc., Class A	30,224,885
217,063	Quest Diagnostics, Inc.	29,051,712
58,254	UnitedHealth Group, Inc.	29,625,072
204,946	Universal Health Services, Inc., Class B	25,112,033
		403,085,380

	Health Care Technology — 0.2%
82,373	Teladoc Health, Inc. (a)	2,780,912

	Life Sciences Tools & Services — 12.7%
89,799	Agilent Technologies, Inc.	10,710,327
175,679	Avantor, Inc. (a)	5,600,646
52,744	Bio-Rad Laboratories, Inc., Class A (a)	27,008,093
13,722	Bio-Techne Corp.	5,210,106
20,923	Charles River Laboratories International, Inc. (a)	5,053,114
60,763	Danaher Corp.	15,259,412
17,003	Illumina, Inc. (a)	5,043,940
77,093	IQVIA Holdings, Inc. (a)	16,805,503
168,459	Maravai LifeSciences Holdings, Inc., Class A (a)	5,176,745
136,225	PerkinElmer, Inc.	19,971,947
485,016	QIAGEN N.V. (a)	22,005,176
146,794	Syneos Health, Inc. (a)	10,729,173
30,179	Thermo Fisher Scientific, Inc.	16,686,573
43,401	West Pharmaceutical Services, Inc.	13,673,919
		178,934,674

	Pharmaceuticals — 14.4%
325,426	Bristol-Myers Squibb Co.	24,494,815
107,147	Catalent, Inc. (a)	9,703,232
227,727	Elanco Animal Health, Inc. (a)	5,763,770
82,989	Eli Lilly & Co.	24,243,577
100,576	Johnson & Johnson	18,149,945
289,651	Merck & Co., Inc.	25,689,147
680,382	Organon & Co.	21,996,750
154,601	Perrigo Co. PLC	5,302,814
573,830	Pfizer, Inc.	28,157,838
152,498	Royalty Pharma PLC, Class A	6,493,365
2,730,456	Viatris, Inc.	28,205,611

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
31,506	Zoetis, Inc.	$5,584,439
		203,785,303
	Total Common Stocks — 99.8%	1,411,302,201
	(Cost $1,345,552,717)

	Money Market Funds — 0.2%
3,147,860	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (b)	3,147,860
	(Cost $3,147,860)

	Total Investments — 100.0%	1,414,450,061
	(Cost $1,348,700,577)
	Net Other Assets and Liabilities — (0.0)%	(543,378)
	Net Assets — 100.0%	$1,413,906,683

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,411,302,201	$1,411,302,201	$—	$—
Money Market Funds	3,147,860	3,147,860	—	—
Total Investments	$1,414,450,061	$1,414,450,061	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 9.1%
164,533	BWX Technologies, Inc.	$8,542,553
88,524	Curtiss-Wright Corp.	12,650,965
36,743	General Dynamics Corp.	8,690,822
86,571	HEICO Corp.	12,226,422
369,852	Howmet Aerospace, Inc.	12,619,350
88,865	Huntington Ingalls Industries, Inc.	18,905,140
35,664	L3Harris Technologies, Inc.	8,283,321
40,154	Lockheed Martin Corp.	17,351,346
39,631	Northrop Grumman Corp.	17,413,861
44,724	Raytheon Technologies Corp.	4,244,755
362,514	Spirit AeroSystems Holdings, Inc., Class A	15,240,089
178,711	Textron, Inc.	12,375,737
		148,544,361

	Air Freight & Logistics — 4.5%
205,683	C.H. Robinson Worldwide, Inc.	21,833,251
171,806	Expeditors International of Washington, Inc.	17,020,820
95,742	FedEx Corp.	19,027,765
82,642	United Parcel Service, Inc., Class B	14,873,907
		72,755,743

	Building Products — 9.1%
138,704	A.O. Smith Corp.	8,104,475
111,882	Advanced Drainage Systems, Inc.	11,463,430
40,361	Allegion PLC	4,610,841
98,453	Armstrong World Industries, Inc.	8,335,031
356,752	AZEK (The) Co., Inc. (a)	7,577,412
343,264	Builders FirstSource, Inc. (a)	21,134,764
90,086	Carlisle Cos., Inc.	23,364,705
96,597	Carrier Global Corp.	3,696,767
238,603	Fortune Brands Home & Security, Inc.	17,000,464
533,193	Hayward Holdings, Inc. (a)	8,477,769
67,572	Johnson Controls International PLC	4,045,536
17,183	Lennox International, Inc.	3,663,244
242,125	Owens Corning	22,016,426
29,015	Trane Technologies PLC	4,058,908
		147,549,772

	Chemicals — 2.1%
360,524	Axalta Coating Systems Ltd. (a)	9,146,494
240,874	DuPont de Nemours, Inc.	15,880,823
33,804	PPG Industries, Inc.	4,326,574
54,407	RPM International, Inc.	4,510,340
		33,864,231

	Commercial Services & Supplies — 0.5%
20,831	Cintas Corp.	8,275,323

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering — 1.6%
831,302	MDU Resources Group, Inc.	$21,414,340
18,568	Valmont Industries, Inc.	4,619,904
		26,034,244

	Construction Materials — 1.6%
138,077	Eagle Materials, Inc.	17,027,656
11,513	Martin Marietta Materials, Inc.	4,078,135
24,118	Vulcan Materials Co.	4,155,290
		25,261,081

	Consumer Finance — 3.7%
94,778	American Express Co.	16,558,664
168,744	Capital One Financial Corp.	21,028,877
636,434	Synchrony Financial	23,427,136
		61,014,677

	Containers & Packaging — 9.4%
1,173,216	Amcor PLC	13,914,342
98,464	Ball Corp.	7,991,338
305,788	Berry Global Group, Inc. (a)	17,231,154
177,104	Crown Holdings, Inc.	19,488,524
884,400	Graphic Packaging Holding Co.	19,279,920
113,534	Packaging Corp. of America	18,298,275
330,859	Sealed Air Corp.	21,244,456
287,531	Silgan Holdings, Inc.	12,757,750
471,067	Westrock Co.	23,331,949
		153,537,708

	Diversified Consumer Services — 0.7%
1,751,324	ADT, Inc.	11,996,570

	Electrical Equipment — 3.7%
70,221	Acuity Brands, Inc.	12,111,718
33,268	AMETEK, Inc.	4,200,418
29,198	Eaton Corp. PLC	4,234,294
90,381	Emerson Electric Co.	8,150,558
382,187	nVent Electric PLC	12,910,277
59,561	Regal Rexnord Corp.	7,578,542
261,406	Sensata Technologies Holding PLC (a)	11,870,446
		61,056,253

	Electronic Equipment, Instruments & Components — 2.6%
48,624	Coherent, Inc. (a)	13,026,370
28,049	Keysight Technologies, Inc. (a)	3,934,433
53,296	Littelfuse, Inc.	12,218,108
523,532	Vontier Corp.	13,412,890
		42,591,801

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 0.5%
133,520	Enovis Corp. (a)	$8,661,442

	Household Durables — 2.4%
178,373	Mohawk Industries, Inc. (a)	25,161,295
73,283	TopBuild Corp. (a)	13,274,483
		38,435,778

	Industrial Conglomerates — 1.1%
89,284	3M Co.	12,876,538
22,770	Honeywell International, Inc.	4,406,223
		17,282,761

	IT Services — 8.8%
26,278	Accenture PLC, Class A	7,892,860
19,474	Automatic Data Processing, Inc.	4,248,837
394,556	Bread Financial Holdings, Inc.	21,621,669
102,133	Euronet Worldwide, Inc. (a)	12,424,479
88,246	Fidelity National Information Services, Inc.	8,749,591
87,394	Fiserv, Inc. (a)	8,557,621
17,790	FleetCor Technologies, Inc. (a)	4,438,961
203,671	Genpact Ltd.	8,201,831
97,141	Global Payments, Inc.	13,306,374
67,457	Jack Henry & Associates, Inc.	12,788,498
12,397	Mastercard, Inc., Class A	4,504,822
97,402	Paychex, Inc.	12,343,755
71,547	Shift4 Payments, Inc., Class A (a)	3,753,356
19,981	Visa, Inc., Class A	4,258,551
472,878	Western Union (The) Co.	7,925,435
49,659	WEX, Inc. (a)	8,255,312
		143,271,952

	Leisure Products — 1.3%
273,883	Brunswick Corp.	20,708,294

	Machinery — 17.6%
151,710	AGCO Corp.	19,327,854
451,438	Allison Transmission Holdings, Inc.	16,901,839
79,541	Caterpillar, Inc.	16,746,562
163,679	Crane Co.	15,750,830
86,408	Cummins, Inc.	16,347,530
53,324	Deere & Co.	20,132,476
1	Esab Corp. (a)	47
72,721	Fortive Corp.	4,181,457
1,471,066	Gates Industrial Corp. PLC (a)	18,756,091
127,106	Graco, Inc.	7,883,114
21,162	Illinois Tool Works, Inc.	4,171,242
88,002	Ingersoll Rand, Inc.	3,868,568
176,740	ITT, Inc.	12,410,683
128,607	Lincoln Electric Holdings, Inc.	17,327,221

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
81,079	Middleby (The) Corp. (a)	$12,477,247
19,513	Nordson Corp.	4,208,759
201,243	PACCAR, Inc.	16,713,231
46,847	Parker-Hannifin Corp.	12,687,105
326,938	Pentair PLC	16,592,103
107,816	Snap-on, Inc.	22,909,822
126,785	Stanley Black & Decker, Inc.	15,233,218
51,831	Toro (The) Co.	4,153,218
92,148	Westinghouse Air Brake Technologies Corp.	8,285,027
		287,065,244

	Paper & Forest Products — 1.4%
356,637	Louisiana-Pacific Corp.	23,010,219

	Professional Services — 3.5%
151,325	Booz Allen Hamilton Holding Corp.	12,352,660
56,364	FTI Consulting, Inc. (a)	8,889,166
188,706	ManpowerGroup, Inc.	17,021,281
194,029	Robert Half International, Inc.	19,074,991
		57,338,098

	Road & Rail — 9.0%
236,629	CSX Corp.	8,125,840
110,334	J.B. Hunt Transport Services, Inc.	18,850,564
439,043	Knight-Swift Transportation Holdings, Inc.	21,025,769
88,129	Landstar System, Inc.	13,651,182
31,071	Norfolk Southern Corp.	8,012,589
29,667	Old Dominion Freight Line, Inc.	8,310,320
279,265	Ryder System, Inc.	19,520,624
868,796	Schneider National, Inc., Class B	20,529,649
64,871	Union Pacific Corp.	15,198,627
243,454	XPO Logistics, Inc. (a)	13,095,391
		146,320,555

	Semiconductors & Semiconductor Equipment — 1.0%
147,693	MKS Instruments, Inc.	16,834,048

	Software — 0.4%
39,075	Bill.com Holdings, Inc. (a)	6,670,493

	Trading Companies & Distributors — 4.3%
496,176	Air Lease Corp.	19,985,970
155,998	MSC Industrial Direct Co., Inc., Class A	12,925,994
49,898	United Rentals, Inc. (a)	15,793,715
34,361	W.W. Grainger, Inc.	17,181,531

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
14,545	Watsco, Inc.	$3,880,315
		69,767,525

	Total Common Stocks — 99.9%	1,627,848,173
	(Cost $1,729,296,254)

	Money Market Funds — 0.1%
932,966	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (b)	932,966
	(Cost $932,966)

	Total Investments — 100.0%	1,628,781,139
	(Cost $1,730,229,220)
	Net Other Assets and Liabilities — (0.0)%	(396,601)
	Net Assets — 100.0%	$1,628,384,538

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,627,848,173	$1,627,848,173	$—	$—
Money Market Funds	932,966	932,966	—	—
Total Investments	$1,628,781,139	$1,628,781,139	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 0.8%
264,629	Hexcel Corp.	$14,385,232

	Chemicals — 51.0%
143,945	Air Products and Chemicals, Inc.	33,693,206
71,166	Albemarle Corp.	13,722,940
365,525	Ashland Global Holdings, Inc.	38,369,159
503,564	Celanese Corp.	73,993,694
349,036	CF Industries Holdings, Inc.	33,797,156
1,499,768	Chemours (The) Co.	49,597,328
1,129,051	Dow, Inc.	75,081,892
421,320	Eastman Chemical Co.	43,256,924
89,138	Ecolab, Inc.	15,094,629
2,155,842	Element Solutions, Inc.	44,453,462
358,850	FMC Corp.	47,561,979
2,397,484	Huntsman Corp.	81,202,783
119,834	International Flavors & Fragrances, Inc.	14,535,864
699,701	LyondellBasell Industries N.V., Class A	74,189,297
709,976	Mosaic (The) Co.	44,316,702
110,893	NewMarket Corp.	35,996,977
1,376,115	Olin Corp.	78,989,001
127,983	Scotts Miracle-Gro (The) Co.	13,301,273
1,139,795	Valvoline, Inc.	34,456,003
728,760	Westlake Corp.	92,224,578
		937,834,847

	Containers & Packaging — 3.5%
90,456	Avery Dennison Corp.	16,336,354
1,023,040	International Paper Co.	47,346,291
		63,682,645

	Machinery — 2.4%
777,806	Timken (The) Co.	44,832,738

	Metals & Mining — 33.6%
174,804	Alcoa Corp.	11,851,711
2,791,975	Cleveland-Cliffs, Inc. (a)	71,167,443
1,446,386	Freeport-McMoRan, Inc.	58,650,952
452,751	Newmont Corp.	32,982,910
604,978	Nucor Corp.	93,638,495
490,481	Reliance Steel & Aluminum Co.	97,237,858
254,610	Royal Gold, Inc.	33,221,513
947,869	Southern Copper Corp.	59,023,803
1,007,894	Steel Dynamics, Inc.	86,426,911
2,382,868	United States Steel Corp.	72,653,645
		616,855,241

	Paper & Forest Products — 5.2%
2,161,760	Sylvamo Corp. (a)	96,522,584

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 3.1%
264,947	Fastenal Co.	$14,654,218
1,468,976	Univar Solutions, Inc. (a)	42,776,581
		57,430,799
	Total Common Stocks — 99.6%	1,831,544,086
	(Cost $1,805,739,703)

	Money Market Funds — 0.1%
1,006,735	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (b)	1,006,735
	(Cost $1,006,735)

	Total Investments — 99.7%	1,832,550,821
	(Cost $1,806,746,438)
	Net Other Assets and Liabilities — 0.3%	5,993,664
	Net Assets — 100.0%	$1,838,544,485

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2022.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,831,544,086	$1,831,544,086	$—	$—
Money Market Funds	1,006,735	1,006,735	—	—
Total Investments	$1,832,550,821	$1,832,550,821	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 0.6%
40,954	F5, Inc. (a)	$6,856,109

	Electronic Equipment, Instruments & Components — 12.0%
162,616	Amphenol Corp., Class A	11,627,044
180,346	Arrow Electronics, Inc. (a)	21,255,580
527,097	Avnet, Inc.	23,013,055
68,496	CDW Corp.	11,177,177
579,645	Corning, Inc.	20,397,707
194,925	IPG Photonics Corp. (a)	18,416,514
277,272	Jabil, Inc.	16,006,913
210,840	National Instruments Corp.	7,619,758
165,838	TD SYNNEX Corp.	16,598,725
		146,112,473

	Interactive Media & Services — 3.0%
6,157	Alphabet, Inc., Class A (a)	14,051,444
213,353	IAC/InterActiveCorp. (a)	17,682,697
105,568	Twitter, Inc. (a)	5,174,943
		36,909,084

	Internet & Direct Marketing Retail — 0.2%
34,850	DoorDash, Inc., Class A (a)	2,837,836

	IT Services — 16.2%
102,636	Akamai Technologies, Inc. (a)	11,523,970
208,198	Amdocs Ltd.	16,591,299
142,993	Cloudflare, Inc., Class A (a)	12,317,417
190,875	Cognizant Technology Solutions Corp., Class A	15,441,787
102,759	Concentrix Corp.	16,182,487
524,545	DXC Technology Co. (a)	15,054,441
235,011	Fastly, Inc., Class A (a)	3,736,675
41,191	Gartner, Inc. (a)	11,968,045
46,753	Globant S.A. (a)	10,098,180
204,492	GoDaddy, Inc., Class A (a)	16,524,999
65,823	International Business Machines Corp.	8,702,459
311,312	Kyndryl Holdings, Inc. (a)	3,701,500
27,621	MongoDB, Inc. (a)	9,803,522
17,830	Snowflake, Inc., Class A (a)	3,056,775
228,148	SS&C Technologies Holdings, Inc.	14,752,050
694,186	Switch, Inc., Class A	20,728,394
38,470	VeriSign, Inc. (a)	6,874,204
		197,058,204

	Professional Services — 5.4%
71,015	CACI International, Inc., Class A (a)	18,840,279

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
510,612	Clarivate PLC (a)	$8,006,396
699,397	Dun & Bradstreet Holdings, Inc. (a)	11,043,479
113,433	Leidos Holdings, Inc.	11,741,450
185,696	Science Applications International Corp.	15,455,478
		65,087,082

	Semiconductors & Semiconductor Equipment — 21.4%
156,534	Advanced Micro Devices, Inc. (a)	13,386,788
143,819	Allegro MicroSystems, Inc. (a)	3,496,240
74,184	Analog Devices, Inc.	11,452,526
92,968	Applied Materials, Inc.	10,259,019
27,179	Broadcom, Inc.	15,067,766
252,331	Cirrus Logic, Inc. (a)	19,126,690
93,356	Entegris, Inc.	10,398,925
431,694	Intel Corp.	18,817,541
15,921	Lam Research Corp.	7,415,365
56,961	Marvell Technology, Inc.	3,308,295
113,890	Microchip Technology, Inc.	7,425,628
274,683	Micron Technology, Inc.	18,730,634
35,242	Monolithic Power Systems, Inc.	13,823,322
78,412	NVIDIA Corp.	14,543,073
66,206	NXP Semiconductors N.V.	11,314,605
341,715	ON Semiconductor Corp. (a)	17,806,769
172,396	Qorvo, Inc. (a)	19,615,217
160,522	Skyworks Solutions, Inc.	18,187,142
72,380	Teradyne, Inc.	7,633,195
66,782	Texas Instruments, Inc.	11,369,635
51,259	Universal Display Corp.	6,547,312
		259,725,687

	Software — 30.2%
119,643	Alteryx, Inc., Class A (a)	7,681,081
263,116	Anaplan, Inc. (a)	17,099,909
12,860	ANSYS, Inc. (a)	3,545,373
74,096	Aspen Technology, Inc. (a)	11,747,180
29,125	Atlassian Corp. PLC, Class A (a)	6,548,174
92,447	Bentley Systems, Inc., Class B	3,918,828
147,577	Black Knight, Inc. (a)	9,709,091
179,931	C3.ai, Inc., Class A (a) (b)	3,057,028
52,038	Cadence Design Systems, Inc. (a)	7,849,932
251,712	CDK Global, Inc.	13,695,650
40,478	Citrix Systems, Inc.	4,051,848
75,376	Crowdstrike Holdings, Inc., Class A (a)	14,981,734
112,996	Datadog, Inc., Class A (a)	13,647,657
320,281	Datto Holding Corp. (a)	11,113,751
156,653	Dolby Laboratories, Inc., Class A	12,135,908
86,719	Dynatrace, Inc. (a)	3,326,541

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
50,083	Fortinet, Inc. (a)	$14,474,488
8,599	HubSpot, Inc. (a)	3,262,718
17,801	Intuit, Inc.	7,454,169
245,844	Jamf Holding Corp. (a)	7,571,995
958,978	Mandiant, Inc. (a)	21,078,336
29,449	Manhattan Associates, Inc. (a)	3,844,567
39,745	Microsoft Corp.	11,030,032
425,873	NCR Corp. (a)	14,918,331
61,072	New Relic, Inc. (a)	3,864,025
645,391	NortonLifeLock, Inc.	16,160,591
152,294	Nutanix, Inc., Class A (a)	3,811,919
103,442	Oracle Corp.	7,592,643
34,372	Palo Alto Networks, Inc. (a)	19,292,316
37,915	PTC, Inc. (a)	4,330,272
8,650	Roper Technologies, Inc.	4,064,808
19,233	Salesforce, Inc. (a)	3,383,854
15,367	ServiceNow, Inc. (a)	7,346,963
82,451	Splunk, Inc. (a)	10,060,671
36,765	Synopsys, Inc. (a)	10,543,834
248,601	Teradata Corp. (a)	10,279,651
19,232	Tyler Technologies, Inc. (a)	7,591,063
41,167	Unity Software, Inc. (a)	2,733,900
107,605	VMware, Inc., Class A	11,625,644
17,058	Workday, Inc., Class A (a)	3,525,889
101,865	Zendesk, Inc. (a)	12,431,605
		366,383,969

	Specialty Retail — 0.4%
3,217,261	Vroom, Inc. (a) (b)	5,018,927

	Technology Hardware, Storage & Peripherals — 10.6%
122,526	Apple, Inc.	19,316,224
341,021	Dell Technologies, Inc., Class C	16,031,397
1,280,356	Hewlett Packard Enterprise Co.	19,730,286
589,392	HP, Inc.	21,589,429
103,110	NetApp, Inc.	7,552,807
605,916	Pure Storage, Inc., Class A (a)	17,753,339
430,909	Western Digital Corp. (a)	22,868,341
202,500	Xerox Holdings Corp.	3,523,500
		128,365,323
	Total Common Stocks — 100.0%	1,214,354,694
	(Cost $1,275,495,967)

	Money Market Funds — 0.3%
3,631,351	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	3,631,351

Shares	Description	Value

	Money Market Funds (Continued)
823,162	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	$823,162
	Total Money Market Funds — 0.3%	4,454,513
	(Cost $4,454,513)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$3,542,837	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $3,542,908. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $3,606,406. (d)	3,542,837
	(Cost $3,542,837)

	Total Investments — 100.6%	1,222,352,044
	(Cost $1,283,493,317)
	Net Other Assets and Liabilities — (0.6)%	(7,725,142)
	Net Assets — 100.0%	$1,214,626,902

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,716,558 and the total value of the collateral held by the Fund is $7,174,188.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,214,354,694	$1,214,354,694	$—	$—
Money Market Funds	4,454,513	4,454,513	—	—
Repurchase Agreements	3,542,837	—	3,542,837	—
Total Investments	$1,222,352,044	$1,218,809,207	$3,542,837	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Commercial Services & Supplies — 6.8%
43,377	Clean Harbors, Inc. (a)	$4,551,549
18,274	Republic Services, Inc.	2,453,650
41,082	Stericycle, Inc. (a)	2,061,905
61,089	Waste Management, Inc.	10,045,475
		19,112,579

	Electric Utilities — 58.5%
116,244	Alliant Energy Corp.	6,836,310
97,067	American Electric Power Co., Inc.	9,620,310
258,964	Avangrid, Inc. (b)	11,485,053
86,720	Duke Energy Corp.	9,553,075
103,607	Edison International	7,127,126
82,942	Entergy Corp.	9,857,657
177,125	Evergy, Inc.	12,017,931
82,360	Eversource Energy	7,198,264
254,131	Exelon Corp.	11,888,248
105,569	FirstEnergy Corp.	4,572,193
228,863	Hawaiian Electric Industries, Inc.	9,408,558
62,953	IDACORP, Inc.	6,621,397
315,542	NRG Energy, Inc.	11,327,958
296,827	OGE Energy Corp.	11,481,268
811,021	PG&E Corp. (a)	10,259,416
154,979	Pinnacle West Capital Corp.	11,034,505
84,771	PPL Corp.	2,399,867
66,764	Southern (The) Co.	4,899,810
100,623	Xcel Energy, Inc.	7,371,641
		164,960,587

	Electrical Equipment — 0.6%
79,710	Sunrun, Inc. (a)	1,592,606

	Gas Utilities — 11.7%
81,042	Atmos Energy Corp.	9,190,163
176,185	National Fuel Gas Co.	12,355,854
334,185	UGI Corp.	11,462,545
		33,008,562

	Independent Power and Renewable Electricity Producers — 2.3%
110,534	Brookfield Renewable Corp., Class A	3,968,171
104,126	Vistra Corp.	2,605,232
		6,573,403

	Multi-Utilities — 18.4%
77,460	Ameren Corp.	7,196,034
237,029	CenterPoint Energy, Inc.	7,255,458
69,231	CMS Energy Corp.	4,755,477
102,274	Consolidated Edison, Inc.	9,484,891
56,978	Dominion Energy, Inc.	4,651,684
36,619	DTE Energy Co.	4,798,554
228,394	NiSource, Inc.	6,650,833
14,396	Sempra Energy	2,322,938

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
48,516	WEC Energy Group, Inc.	$4,854,026
		51,969,895

	Water Utilities — 1.5%
14,634	American Water Works Co., Inc.	2,254,807
47,350	Essential Utilities, Inc.	2,119,386
		4,374,193
	Total Common Stocks — 99.8%	281,591,825
	(Cost $269,697,188)

	Money Market Funds — 0.1%
24,274	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	24,274
389,591	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	389,591
	Total Money Market Funds — 0.1%	413,865
	(Cost $413,865)

Principal Value	Description	Value

	Repurchase Agreements — 0.0%
$23,682	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $23,682. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $24,107. (d)	23,682
	(Cost $23,682)

	Total Investments — 99.9%	282,029,372
	(Cost $270,134,735)
	Net Other Assets and Liabilities — 0.1%	168,029
	Net Assets — 100.0%	$282,197,401

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $46,035 and the total value of the collateral held by the Fund is $47,956.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$281,591,825	$281,591,825	$—	$—
Money Market Funds	413,865	413,865	—	—
Repurchase Agreements	23,682	—	23,682	—
Total Investments	$282,029,372	$282,005,690	$23,682	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the Indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios, Inc. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund, First Trust Consumer, Staples AlphaDEX® Fund, First Trust Energy AlphaDEX® Fund, First Trust Financials AlphaDEX® Fund, First Trust Health Care AlphaDEX® Fund, First Trust Industrials/Producer Durables AlphaDEX® Fund, First Trust Materials AlphaDEX® Fund, First Trust Technology AlphaDEX® Fund and the First Trust Utilities AlphaDEX® Fund, respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.0%
12,873	General Dynamics Corp.	$3,044,851
20,220	HEICO Corp.	2,855,670
12,495	L3Harris Technologies, Inc.	2,902,089
4,689	Lockheed Martin Corp.	2,026,211
11,570	Northrop Grumman Corp.	5,083,858
20,893	Raytheon Technologies Corp.	1,982,955
41,741	Textron, Inc.	2,890,564
1,588	TransDigm Group, Inc. (a)	944,558
		21,730,756

	Air Freight & Logistics — 0.7%
20,064	Expeditors International of Washington, Inc.	1,987,741
8,945	FedEx Corp.	1,777,729
19,302	United Parcel Service, Inc., Class B	3,473,974
		7,239,444

	Airlines — 0.4%
26,154	Delta Air Lines, Inc. (a)	1,125,406
67,787	Southwest Airlines Co. (a)	3,167,009
		4,292,415

	Auto Components — 0.1%
8,644	Aptiv PLC (a)	919,722

	Automobiles — 1.1%
306,001	Ford Motor Co.	4,332,974
118,301	General Motors Co. (a)	4,484,791
3,842	Tesla, Inc. (a)	3,345,460
		12,163,225

	Banks — 4.2%
100,427	Bank of America Corp.	3,583,235
96,900	Citigroup, Inc.	4,671,549
91,321	Citizens Financial Group, Inc.	3,598,047
96,180	Fifth Third Bancorp	3,609,635
212,360	Huntington Bancshares, Inc.	2,792,534
30,366	JPMorgan Chase & Co.	3,624,486
184,967	KeyCorp	3,571,713
18,318	M&T Bank Corp.	3,052,511
16,831	PNC Financial Services Group (The), Inc.	2,795,629
92,982	Regions Financial Corp.	1,926,587
3,527	Signature Bank	854,416
1,850	SVB Financial Group (a)	902,134
73,008	Truist Financial Corp.	3,529,937
77,885	U.S. Bancorp	3,782,096
85,422	Wells Fargo & Co.	3,726,962
		46,021,471

	Beverages — 0.8%
50,076	Coca-Cola (The) Co.	3,235,410
54,612	Keurig Dr Pepper, Inc.	2,042,489

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
18,549	PepsiCo, Inc.	$3,185,049
		8,462,948

	Biotechnology — 2.9%
31,919	AbbVie, Inc.	4,688,263
6,338	Alnylam Pharmaceuticals, Inc. (a)	845,679
4,280	Amgen, Inc.	998,053
14,742	Biogen, Inc. (a)	3,058,081
87,038	Gilead Sciences, Inc.	5,164,835
19,672	Horizon Therapeutics PLC (a)	1,938,872
52,123	Incyte Corp. (a)	3,907,140
12,015	Moderna, Inc. (a)	1,614,936
7,409	Regeneron Pharmaceuticals, Inc. (a)	4,883,346
15,862	Vertex Pharmaceuticals, Inc. (a)	4,333,816
		31,433,021

	Building Products — 0.3%
22,561	Carrier Global Corp.	863,410
15,782	Johnson Controls International PLC	944,868
13,555	Trane Technologies PLC	1,896,209
		3,704,487

	Capital Markets — 4.3%
3,445	Ameriprise Financial, Inc.	914,613
83,408	Bank of New York Mellon (The) Corp.	3,508,140
32,610	Blackstone, Inc.	3,312,198
84,636	Carlyle Group (The), Inc.	3,071,440
49,099	Charles Schwab (The) Corp.	3,256,737
4,351	CME Group, Inc.	954,348
2,383	FactSet Research Systems, Inc.	961,517
185,332	Franklin Resources, Inc.	4,557,314
15,676	Goldman Sachs Group (The), Inc.	4,788,861
23,499	Intercontinental Exchange, Inc.	2,721,419
53,098	KKR & Co., Inc.	2,706,405
5,666	LPL Financial Holdings, Inc.	1,064,471
47,364	Morgan Stanley	3,817,065
17,774	Northern Trust Corp.	1,831,611
18,832	Raymond James Financial, Inc.	1,835,367
47,516	State Street Corp.	3,182,147
34,224	T. Rowe Price Group, Inc.	4,210,921
		46,694,574

	Chemicals — 4.2%
12,424	Air Products and Chemicals, Inc.	2,908,086
36,218	Celanese Corp.	5,321,873
50,209	CF Industries Holdings, Inc.	4,861,737
72,017	Corteva, Inc.	4,154,661
81,207	Dow, Inc.	5,400,266
70,325	DuPont de Nemours, Inc.	4,636,527
36,941	Eastman Chemical Co.	3,792,732
15,731	FMC Corp.	2,084,987

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
7,880	International Flavors & Fragrances, Inc.	$955,844
50,325	LyondellBasell Industries N.V., Class A	5,335,960
77,812	Mosaic (The) Co.	4,857,025
15,792	PPG Industries, Inc.	2,021,218
		46,330,916

	Commercial Services & Supplies — 1.0%
7,298	Cintas Corp.	2,899,203
8,248	Copart, Inc. (a)	937,385
23,432	Republic Services, Inc.	3,146,215
29,527	Rollins, Inc.	990,336
19,588	Waste Management, Inc.	3,221,051
		11,194,190

	Communications Equipment — 0.7%
29,785	Arista Networks, Inc. (a)	3,442,253
55,679	Cisco Systems, Inc.	2,727,157
8,546	Motorola Solutions, Inc.	1,826,195
		7,995,605

	Construction & Engineering — 0.1%
7,863	Quanta Services, Inc.	911,951

	Construction Materials — 0.4%
5,378	Martin Marietta Materials, Inc.	1,904,995
11,267	Vulcan Materials Co.	1,941,192
		3,846,187

	Consumer Finance — 2.0%
119,008	Ally Financial, Inc.	4,755,560
5,534	American Express Co.	966,845
39,413	Capital One Financial Corp.	4,911,648
46,959	Discover Financial Services	5,281,009
148,649	Synchrony Financial	5,471,770
		21,386,832

	Containers & Packaging — 1.1%
5,948	Avery Dennison Corp.	1,074,209
11,499	Ball Corp.	933,259
112,122	International Paper Co.	5,189,006
26,518	Packaging Corp. of America	4,273,906
		11,470,380

	Distributors — 0.9%
16,424	Genuine Parts Co.	2,135,941
113,950	LKQ Corp.	5,655,338
4,894	Pool Corp.	1,983,147
		9,774,426

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.7%
50,084	Apollo Global Management, Inc.	$2,492,180
14,662	Berkshire Hathaway, Inc., Class B (a)	4,733,333
		7,225,513

	Diversified Telecommunication Services — 0.9%
285,896	AT&T, Inc.	5,391,999
101,580	Verizon Communications, Inc.	4,703,154
		10,095,153

	Electric Utilities — 4.2%
49,691	Alliant Energy Corp.	2,922,328
41,492	American Electric Power Co., Inc.	4,112,272
37,074	Duke Energy Corp.	4,084,072
44,289	Edison International	3,046,640
35,457	Entergy Corp.	4,214,064
60,573	Evergy, Inc.	4,109,878
35,205	Eversource Energy	3,076,917
86,911	Exelon Corp.	4,065,697
67,700	FirstEnergy Corp.	2,932,087
24,434	NextEra Energy, Inc.	1,735,303
346,698	PG&E Corp. (a)	4,385,730
72,471	PPL Corp.	2,051,654
28,545	Southern (The) Co.	2,094,917
43,019	Xcel Energy, Inc.	3,151,572
		45,983,131

	Electrical Equipment — 0.6%
15,542	AMETEK, Inc.	1,962,333
13,638	Eaton Corp. PLC	1,977,783
31,664	Emerson Electric Co.	2,855,459
		6,795,575

	Electronic Equipment, Instruments & Components — 1.2%
27,470	Amphenol Corp., Class A	1,964,105
5,785	CDW Corp.	943,996
112,153	Corning, Inc.	3,946,664
6,551	Keysight Technologies, Inc. (a)	918,909
31,605	TE Connectivity Ltd.	3,943,672
2,190	Teledyne Technologies, Inc. (a)	945,095
14,346	Trimble, Inc. (a)	956,878
		13,619,319

	Energy Equipment & Services — 0.4%
81,982	Halliburton Co.	2,920,199
50,104	Schlumberger N.V.	1,954,557
		4,874,756

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment — 0.5%
74,091	Liberty Media Corp.-Liberty Formula One, Class C (a)	$4,618,092
6,732	Take-Two Interactive Software, Inc. (a)	804,541
		5,422,633

	Equity Real Estate Investment Trusts — 3.5%
8,333	AvalonBay Communities, Inc.	1,895,591
24,105	Boston Properties, Inc.	2,834,748
6,226	Camden Property Trust	976,797
35,650	Duke Realty Corp.	1,951,837
13,532	Equity LifeStyle Properties, Inc.	1,045,753
11,508	Equity Residential	937,902
2,996	Essex Property Trust, Inc.	986,493
10,067	Extra Space Storage, Inc.	1,912,730
25,756	Invitation Homes, Inc.	1,025,604
83,798	Kimco Realty Corp.	2,122,603
4,941	Mid-America Apartment Communities, Inc.	971,796
12,817	Prologis, Inc.	2,054,437
10,607	Public Storage	3,940,501
14,933	Realty Income Corp.	1,035,753
3,008	SBA Communications Corp.	1,044,107
5,904	Sun Communities, Inc.	1,036,565
18,039	UDR, Inc.	959,855
109,090	VICI Properties, Inc.	3,251,973
136,530	Weyerhaeuser Co.	5,627,767
25,603	WP Carey, Inc.	2,067,954
		37,680,766

	Food & Staples Retailing — 1.3%
8,986	Costco Wholesale Corp.	4,778,036
54,117	Kroger (The) Co.	2,920,153
115,579	Walgreens Boots Alliance, Inc.	4,900,550
13,899	Walmart, Inc.	2,126,408
		14,725,147

	Food Products — 3.6%
45,862	Archer-Daniels-Midland Co.	4,107,401
46,697	Bunge Ltd.	5,282,365
123,312	Conagra Brands, Inc.	4,307,288
45,846	General Mills, Inc.	3,242,688
19,109	Hershey (The) Co.	4,314,239
40,159	Hormel Foods Corp.	2,103,930
22,928	J.M. Smucker (The) Co.	3,139,531
48,142	Kellogg Co.	3,297,727
26,272	Kraft Heinz (The) Co.	1,119,975
49,453	Mondelez International, Inc., Class A	3,188,729
57,732	Tyson Foods, Inc., Class A	5,378,313
		39,482,186

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 0.3%
25,983	Atmos Energy Corp.	$2,946,472

	Health Care Equipment & Supplies — 2.0%
8,744	Abbott Laboratories	992,444
26,693	Baxter International, Inc.	1,896,805
3,891	Becton, Dickinson and Co.	961,816
4,956	Cooper (The) Cos., Inc.	1,789,314
4,046	Dexcom, Inc. (a)	1,653,115
17,582	Edwards Lifesciences Corp. (a)	1,859,824
40,415	Hologic, Inc. (a)	2,909,476
3,885	Insulet Corp. (a)	928,476
3,430	Intuitive Surgical, Inc. (a)	820,799
18,655	Medtronic PLC	1,946,836
12,841	STERIS PLC	2,877,026
5,833	Teleflex, Inc.	1,666,021
16,183	Zimmer Biomet Holdings, Inc.	1,954,097
		22,256,049

	Health Care Providers & Services — 3.2%
6,321	Anthem, Inc.	3,172,699
24,585	Centene Corp. (a)	1,980,322
17,277	Cigna Corp.	4,263,618
40,900	CVS Health Corp.	3,931,717
16,517	HCA Healthcare, Inc.	3,543,722
7,135	Humana, Inc.	3,171,936
19,626	Laboratory Corp. of America Holdings (a)	4,715,735
37,808	Quest Diagnostics, Inc.	5,060,223
10,147	UnitedHealth Group, Inc.	5,160,257
		35,000,229

	Hotels, Restaurants & Leisure — 1.1%
12,050	Airbnb, Inc., Class A (a)	1,846,180
13,377	Caesars Entertainment, Inc. (a)	886,628
655	Chipotle Mexican Grill, Inc. (a)	953,424
23,353	Darden Restaurants, Inc.	3,076,291
4,185	McDonald’s Corp.	1,042,735
74,027	MGM Resorts International	3,038,068
8,731	Yum! Brands, Inc.	1,021,614
		11,864,940

	Household Durables — 1.7%
69,447	D.R. Horton, Inc.	4,832,817
34,901	Garmin Ltd.	3,830,036
63,749	Lennar Corp., Class A	4,876,161
1,159	NVR, Inc. (a)	5,072,027
		18,611,041

	Household Products — 0.5%
20,827	Church & Dwight Co., Inc.	2,031,882
13,647	Colgate-Palmolive Co.	1,051,501
8,402	Kimberly-Clark Corp.	1,166,450

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
6,772	Procter & Gamble (The) Co.	$1,087,245
		5,337,078

	Industrial Conglomerates — 0.5%
27,805	3M Co.	4,010,037
5,318	Honeywell International, Inc.	1,029,086
		5,039,123

	Insurance — 7.0%
64,289	Aflac, Inc.	3,682,474
37,358	Allstate (The) Corp.	4,727,281
82,435	American International Group, Inc.	4,823,272
12,713	Aon PLC, Class A	3,661,217
106,866	Arch Capital Group Ltd. (a)	4,880,570
17,782	Arthur J. Gallagher & Co.	2,996,089
57,279	Brown & Brown, Inc.	3,550,153
19,354	Chubb Ltd.	3,995,633
38,059	Cincinnati Financial Corp.	4,668,317
105,948	Fidelity National Financial, Inc.	4,218,849
72,058	Hartford Financial Services Group (The), Inc.	5,039,016
63,863	Loews Corp.	4,013,151
3,508	Markel Corp. (a)	4,747,306
18,218	Marsh & McLennan Cos., Inc.	2,945,851
58,901	MetLife, Inc.	3,868,618
42,293	Principal Financial Group, Inc.	2,881,845
18,158	Progressive (The) Corp.	1,949,443
35,030	Prudential Financial, Inc.	3,801,105
22,654	Travelers (The) Cos., Inc.	3,875,193
31,082	W.R. Berkley Corp.	2,066,642
		76,392,025

	Interactive Media & Services — 0.2%
1,117	Alphabet, Inc., Class A (a)	2,549,206

	Internet & Direct Marketing Retail — 0.1%
635	Amazon.com, Inc. (a)	1,578,375

	IT Services — 3.3%
9,207	Accenture PLC, Class A	2,765,415
26,004	Akamai Technologies, Inc. (a)	2,919,729
9,097	Automatic Data Processing, Inc.	1,984,783
25,938	Cloudflare, Inc., Class A (a)	2,234,299
46,165	Cognizant Technology Solutions Corp., Class A	3,734,748
30,917	Fidelity National Information Services, Inc.	3,065,421
20,412	Fiserv, Inc. (a)	1,998,743
8,311	FleetCor Technologies, Inc. (a)	2,073,761
10,437	Gartner, Inc. (a)	3,032,470
22,688	Global Payments, Inc.	3,107,802

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
15,919	International Business Machines Corp.	$2,104,651
2,895	Mastercard, Inc., Class A	1,051,985
2,333	MongoDB, Inc. (a)	828,052
22,750	Paychex, Inc.	2,883,108
13,796	SS&C Technologies Holdings, Inc.	892,049
4,666	Visa, Inc., Class A	994,465
		35,671,481

	Life Sciences Tools & Services — 1.4%
9,187	Bio-Rad Laboratories, Inc., Class A (a)	4,704,295
7,056	Danaher Corp.	1,771,973
8,952	IQVIA Holdings, Inc. (a)	1,951,447
753	Mettler-Toledo International, Inc. (a)	961,980
17,796	PerkinElmer, Inc.	2,609,072
3,505	Thermo Fisher Scientific, Inc.	1,937,985
5,040	West Pharmaceutical Services, Inc.	1,587,902
		15,524,654

	Machinery — 3.0%
9,290	Caterpillar, Inc.	1,955,917
20,183	Cummins, Inc.	3,818,422
12,455	Deere & Co.	4,702,385
13,192	Dover Corp.	1,758,494
33,969	Fortive Corp.	1,953,217
4,942	Illinois Tool Works, Inc.	974,118
20,554	Ingersoll Rand, Inc.	903,554
13,449	Otis Worldwide Corp.	979,625
47,003	PACCAR, Inc.	3,903,599
10,942	Parker-Hannifin Corp.	2,963,312
37,017	Stanley Black & Decker, Inc.	4,447,593
32,284	Westinghouse Air Brake Technologies Corp.	2,902,654
12,139	Xylem, Inc.	977,189
		32,240,079

	Media — 1.5%
110,518	Comcast Corp., Class A	4,394,196
87,579	Interpublic Group of (The) Cos., Inc.	2,856,827
24,386	Omnicom Group, Inc.	1,856,506
136,855	Paramount Global, Class B	3,985,217
468,986	Sirius XM Holdings, Inc. (b)	2,813,916
		15,906,662

	Metals & Mining — 1.1%
104,031	Freeport-McMoRan, Inc.	4,218,457
39,077	Newmont Corp.	2,846,759

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
34,810	Nucor Corp.	$5,387,892
		12,453,108

	Multiline Retail — 0.8%
9,297	Dollar General Corp.	2,208,316
12,924	Dollar Tree, Inc. (a)	2,099,504
19,506	Target Corp.	4,460,047
		8,767,867

	Multi-Utilities — 2.3%
33,113	Ameren Corp.	3,076,198
135,104	CenterPoint Energy, Inc.	4,135,533
59,188	CMS Energy Corp.	4,065,624
43,721	Consolidated Edison, Inc.	4,054,686
36,539	Dominion Energy, Inc.	2,983,044
15,656	DTE Energy Co.	2,051,562
12,310	Sempra Energy	1,986,342
31,105	WEC Energy Group, Inc.	3,112,055
		25,465,044

	Oil, Gas & Consumable Fuels — 7.8%
37,321	Cheniere Energy, Inc.	5,068,565
31,779	Chevron Corp.	4,978,816
51,744	ConocoPhillips	4,942,587
191,860	Coterra Energy, Inc.	5,523,649
87,511	Devon Energy Corp.	5,090,515
37,748	Diamondback Energy, Inc.	4,764,930
43,399	EOG Resources, Inc.	5,067,267
62,652	Exxon Mobil Corp.	5,341,083
48,341	Hess Corp.	4,982,507
218,910	Kinder Morgan, Inc.	3,973,217
206,072	Marathon Oil Corp.	5,135,314
48,416	Marathon Petroleum Corp.	4,224,780
91,197	Occidental Petroleum Corp.	5,024,043
73,262	ONEOK, Inc.	4,639,682
35,938	Phillips 66	3,117,981
20,696	Pioneer Natural Resources Co.	4,811,199
30,576	Valero Energy Corp.	3,408,613
154,877	Williams (The) Cos., Inc.	5,310,732
		85,405,480

	Pharmaceuticals — 2.3%
56,683	Bristol-Myers Squibb Co.	4,266,530
9,332	Catalent, Inc. (a)	845,106
14,455	Eli Lilly & Co.	4,222,739
17,518	Johnson & Johnson	3,161,298
50,452	Merck & Co., Inc.	4,474,588
79,961	Pfizer, Inc.	3,923,686
380,476	Viatris, Inc.	3,930,317
		24,824,264

	Professional Services — 0.2%
4,364	Equifax, Inc.	888,161

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
4,821	Verisk Analytics, Inc.	$983,725
		1,871,886

	Real Estate Management & Development — 0.3%
45,232	CBRE Group, Inc., Class A (a)	3,756,065

	Road & Rail — 1.3%
82,902	CSX Corp.	2,846,855
25,770	J.B. Hunt Transport Services, Inc.	4,402,804
7,257	Norfolk Southern Corp.	1,871,435
6,930	Old Dominion Freight Line, Inc.	1,941,232
15,152	Union Pacific Corp.	3,549,962
		14,612,288

	Semiconductors & Semiconductor Equipment — 4.3%
28,395	Advanced Micro Devices, Inc. (a)	2,428,340
6,265	Analog Devices, Inc.	967,191
7,851	Applied Materials, Inc.	866,358
4,930	Broadcom, Inc.	2,733,143
20,515	Enphase Energy, Inc. (a)	3,311,121
15,768	Entegris, Inc.	1,756,398
104,409	Intel Corp.	4,551,188
2,827	KLA Corp.	902,548
28,863	Marvell Technology, Inc.	1,676,363
66,433	Micron Technology, Inc.	4,530,066
6,393	Monolithic Power Systems, Inc.	2,507,590
15,172	NVIDIA Corp.	2,813,951
5,592	NXP Semiconductors N.V.	955,673
66,117	ON Semiconductor Corp. (a)	3,445,357
41,695	Qorvo, Inc. (a)	4,744,057
20,316	QUALCOMM, Inc.	2,837,942
38,825	Skyworks Solutions, Inc.	4,398,873
8,753	Teradyne, Inc.	923,091
5,641	Texas Instruments, Inc.	960,380
		47,309,630

	Software — 2.5%
9,126	Bill.com Holdings, Inc. (a)	1,557,899
6,293	Cadence Design Systems, Inc. (a)	949,299
13,672	Crowdstrike Holdings, Inc., Class A (a)	2,717,447
20,496	Datadog, Inc., Class A (a)	2,475,507
12,113	Fortinet, Inc. (a)	3,500,778
2,153	Intuit, Inc.	901,569
6,714	Microsoft Corp.	1,863,269
78,046	NortonLifeLock, Inc.	1,954,272
12,509	Oracle Corp.	918,160
8,313	Palo Alto Networks, Inc. (a)	4,665,921
20,892	Splunk, Inc. (a)	2,549,242
6,210	Synopsys, Inc. (a)	1,780,966
2,326	Tyler Technologies, Inc. (a)	918,095

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
4,289	Zscaler, Inc. (a)	$869,552
		27,621,976

	Specialty Retail — 3.2%
15,001	Advance Auto Parts, Inc.	2,994,650
2,531	AutoZone, Inc. (a)	4,949,295
56,925	Best Buy Co., Inc.	5,119,265
42,906	CarMax, Inc. (a)	3,680,477
3,458	Home Depot (The), Inc.	1,038,783
5,118	Lowe’s Cos., Inc.	1,011,982
6,044	O’Reilly Automotive, Inc. (a)	3,665,988
34,321	Ross Stores, Inc.	3,424,206
34,167	TJX (The) Cos., Inc.	2,093,754
17,739	Tractor Supply Co.	3,573,521
7,795	Ulta Beauty, Inc. (a)	3,093,056
		34,644,977

	Technology Hardware, Storage & Peripherals — 2.1%
23,708	Apple, Inc.	3,737,566
20,619	Dell Technologies, Inc., Class C	969,299
309,663	Hewlett Packard Enterprise Co.	4,771,907
114,038	HP, Inc.	4,177,212
24,938	NetApp, Inc.	1,826,709
23,023	Seagate Technology Holdings PLC	1,888,807
104,218	Western Digital Corp. (a)	5,530,849
		22,902,349

	Textiles, Apparel & Luxury Goods — 0.3%
72,803	VF Corp.	3,785,756

	Tobacco — 0.3%
39,613	Altria Group, Inc.	2,201,294
11,016	Philip Morris International, Inc.	1,101,600
		3,302,894

	Trading Companies & Distributors — 0.9%
34,845	Fastenal Co.	1,927,277
11,654	United Rentals, Inc. (a)	3,688,724
8,026	W.W. Grainger, Inc.	4,013,241
		9,629,242

	Wireless Telecommunication Services — 0.3%
24,189	T-Mobile US, Inc. (a)	2,978,634

Shares	Description	Value

	Total Common Stocks — 99.9%	$1,091,725,603
	(Cost $1,015,366,511)

	Money Market Funds — 0.2%
1,407,216	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	1,407,216
482,099	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	482,099
	Total Money Market Funds — 0.2%	1,889,315
	(Cost $1,889,315)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$1,372,915	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $1,372,942. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $1,397,549. (d)	1,372,915
	(Cost $1,372,915)

	Total Investments — 100.2%	1,094,987,833
	(Cost $1,018,628,741)
	Net Other Assets and Liabilities — (0.2)%	(2,542,126)
	Net Assets — 100.0%	$1,092,445,707

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,590,062 and the total value of the collateral held by the Fund is $2,780,131.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,091,725,603	$1,091,725,603	$—	$—
Money Market Funds	1,889,315	1,889,315	—	—
Repurchase Agreements	1,372,915	—	1,372,915	—
Total Investments	$1,094,987,833	$1,093,614,918	$1,372,915	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.6%
28,415	BWX Technologies, Inc.	$1,475,307
10,193	Curtiss-Wright Corp.	1,456,682
11,510	Huntington Ingalls Industries, Inc.	2,448,637
6,125	Woodward, Inc.	676,690
		6,057,316

	Air Freight & Logistics — 0.2%
14,209	C.H. Robinson Worldwide, Inc.	1,508,285

	Airlines — 0.7%
52,765	Alaska Air Group, Inc. (a)	2,869,888
125,791	American Airlines Group, Inc. (a)	2,361,097
102,371	JetBlue Airways Corp. (a)	1,127,105
		6,358,090

	Auto Components — 1.7%
93,847	Adient PLC (a)	3,203,937
78,686	BorgWarner, Inc.	2,898,005
104,934	Gentex Corp.	3,079,813
267,749	Goodyear Tire & Rubber (The) Co. (a)	3,566,417
21,468	Lear Corp.	2,746,616
48,958	Luminar Technologies, Inc. (a) (b)	605,610
		16,100,398

	Automobiles — 0.7%
77,688	Harley-Davidson, Inc.	2,831,728
48,617	Thor Industries, Inc. (b)	3,721,631
		6,553,359

	Banks — 5.3%
71,684	Bank OZK	2,754,099
32,581	BOK Financial Corp.	2,701,942
52,305	Cadence Bank	1,309,717
25,385	Comerica, Inc.	2,079,032
10,689	Commerce Bancshares, Inc.	730,807
21,816	Community Bank System, Inc.	1,404,950
5,528	Cullen/Frost Bankers, Inc.	731,299
29,052	East West Bancorp, Inc.	2,071,408
71,052	Eastern Bankshares, Inc.	1,361,356
245,855	F.N.B. Corp.	2,832,250
1,149	First Citizens BancShares, Inc., Class A	734,648
30,440	Glacier Bancorp, Inc.	1,392,934
44,020	Hancock Whitney Corp.	2,058,815
101,579	Home BancShares, Inc.	2,196,138
9,368	Independent Bank Corp.	722,835
70,969	PacWest Bancorp	2,334,170
24,931	Pinnacle Financial Partners, Inc.	1,933,399
37,447	Popular, Inc.	2,920,492
33,088	Prosperity Bancshares, Inc.	2,163,294
32,123	ServisFirst Bancshares, Inc.	2,580,119
28,137	SouthState Corp.	2,178,929
62,468	Synovus Financial Corp.	2,594,921
7,877	UMB Financial Corp.	710,348

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
65,816	United Bankshares, Inc.	$2,189,040
176,320	Valley National Bancorp	2,112,314
24,703	Wintrust Financial Corp.	2,157,066
35,016	Zions Bancorp N.A.	1,978,754
		50,935,076

	Beverages — 0.8%
6,159	Coca-Cola Consolidated, Inc.	2,719,199
71,678	Molson Coors Beverage Co., Class B	3,880,647
17,592	National Beverage Corp.	775,455
		7,375,301

	Biotechnology — 1.0%
87,254	Alkermes PLC (a)	2,517,278
30,121	Apellis Pharmaceuticals, Inc. (a)	1,311,167
12,909	Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,151,096
67,510	Exelixis, Inc. (a)	1,508,174
38,376	Halozyme Therapeutics, Inc. (a)	1,531,202
8,162	Neurocrine Biosciences, Inc. (a)	734,825
4,265	United Therapeutics Corp. (a)	757,293
		9,511,035

	Building Products — 2.0%
11,977	A.O. Smith Corp.	699,816
19,321	Advanced Drainage Systems, Inc.	1,979,630
8,503	Armstrong World Industries, Inc.	719,864
59,283	Builders FirstSource, Inc. (a)	3,650,054
12,447	Carlisle Cos., Inc.	3,228,254
41,816	Owens Corning	3,802,329
14,036	Simpson Manufacturing Co., Inc.	1,455,112
49,586	UFP Industries, Inc.	3,836,469
		19,371,528

	Capital Markets — 3.1%
10,859	Affiliated Managers Group, Inc.	1,363,565
37,681	Ares Management Corp., Class A	2,495,236
6,688	Cboe Global Markets, Inc.	755,610
26,729	Cohen & Steers, Inc.	2,076,576
34,370	Evercore, Inc., Class A	3,634,628
26,146	Houlihan Lokey, Inc.	2,177,700
165,921	Invesco Ltd.	3,049,628
116,473	Jefferies Financial Group, Inc.	3,582,709
88,722	Lazard Ltd., Class A	2,907,420
5,603	Morningstar, Inc.	1,418,848
50,836	SEI Investments Co.	2,832,582
45,080	Stifel Financial Corp.	2,788,198
17,417	Tradeweb Markets, Inc., Class A	1,239,916
		30,322,616

	Chemicals — 3.2%
23,328	Ashland Global Holdings, Inc.	2,448,740
47,827	Avient Corp.	2,355,002
62,265	Axalta Coating Systems Ltd. (a)	1,579,663

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
5,599	Balchem Corp.	$689,797
97,233	Chemours (The) Co.	3,215,495
104,825	Element Solutions, Inc.	2,161,492
34,745	H.B. Fuller Co.	2,317,492
102,003	Huntsman Corp.	3,454,842
73,186	Olin Corp.	4,200,876
9,397	RPM International, Inc.	779,011
12,447	Scotts Miracle-Gro (The) Co.	1,293,617
72,741	Valvoline, Inc.	2,198,960
31,006	Westlake Corp.	3,923,809
		30,618,796

	Commercial Services & Supplies — 0.8%
34,921	Casella Waste Systems, Inc., Class A (a)	2,871,903
13,710	Clean Harbors, Inc. (a)	1,438,590
58,236	Driven Brands Holdings, Inc. (a)	1,624,202
13,919	Tetra Tech, Inc.	1,938,639
		7,873,334

	Communications Equipment — 0.4%
25,243	Ciena Corp. (a)	1,392,656
3,663	F5, Inc. (a)	613,223
20,593	Juniper Networks, Inc.	649,092
15,681	Lumentum Holdings, Inc. (a)	1,273,454
		3,928,425

	Construction & Engineering — 1.3%
36,387	API Group Corp. (a)	675,343
20,382	EMCOR Group, Inc.	2,170,275
35,142	MasTec, Inc. (a)	2,530,576
114,856	MDU Resources Group, Inc.	2,958,691
6,415	Valmont Industries, Inc.	1,596,116
78,224	WillScot Mobile Mini Holdings Corp. (a)	2,745,662
		12,676,663

	Construction Materials — 0.1%
5,963	Eagle Materials, Inc.	735,357
24,638	Summit Materials, Inc., Class A (a)	684,937
		1,420,294

	Consumer Finance — 0.8%
2,780	Credit Acceptance Corp. (a) (b)	1,424,750
80,703	OneMain Holdings, Inc.	3,706,689
166,716	SLM Corp.	2,789,158
		7,920,597

	Containers & Packaging — 1.7%
13,024	AptarGroup, Inc.	1,495,546
52,811	Berry Global Group, Inc. (a)	2,975,900
76,369	Graphic Packaging Holding Co.	1,664,844

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
57,140	Sealed Air Corp.	$3,668,959
49,658	Silgan Holdings, Inc.	2,203,326
81,355	Westrock Co.	4,029,513
		16,038,088

	Diversified Consumer Services — 0.9%
302,461	ADT, Inc.	2,071,858
146,932	H&R Block, Inc.	3,830,517
46,504	Service Corp. International	3,051,128
		8,953,503

	Diversified Financial Services — 0.5%
24,755	Equitable Holdings, Inc.	713,687
57,667	Voya Financial, Inc.	3,641,094
		4,354,781

	Diversified Telecommunication Services — 0.8%
138,278	Frontier Communications Parent, Inc. (a)	3,649,156
18,980	Iridium Communications, Inc. (a)	677,776
339,496	Lumen Technologies, Inc.	3,415,330
		7,742,262

	Electric Utilities — 1.6%
54,258	Hawaiian Electric Industries, Inc.	2,230,546
13,266	IDACORP, Inc.	1,395,318
99,742	NRG Energy, Inc.	3,580,738
75,059	OGE Energy Corp.	2,903,282
39,192	Pinnacle West Capital Corp.	2,790,470
55,502	Portland General Electric Co.	2,626,910
		15,527,264

	Electrical Equipment — 1.1%
12,127	Acuity Brands, Inc.	2,091,665
38,868	Atkore, Inc. (a)	3,735,215
8,329	Hubbell, Inc.	1,627,153
53,494	Plug Power, Inc. (a)	1,124,444
10,287	Regal Rexnord Corp.	1,308,918
50,393	Sunrun, Inc. (a)	1,006,852
		10,894,247

	Electronic Equipment, Instruments & Components — 2.2%
32,252	Arrow Electronics, Inc. (a)	3,801,221
94,263	Avnet, Inc.	4,115,523
9,917	Cognex Corp.	670,687
31,669	II-VI, Inc. (a)	1,938,459
27,887	IPG Photonics Corp. (a)	2,634,764
37,189	Jabil, Inc.	2,146,921
3,069	Littelfuse, Inc.	703,568
18,852	National Instruments Corp.	681,311

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
22,242	TD SYNNEX Corp.	$2,226,202
90,417	Vontier Corp.	2,316,483
		21,235,139

	Energy Equipment & Services — 0.3%
156,296	ChampionX Corp.	3,297,846

	Entertainment — 0.1%
40,434	Warner Music Group Corp., Class A	1,203,720

	Equity Real Estate Investment Trusts — 5.4%
11,531	Agree Realty Corp.	783,186
19,116	American Homes 4 Rent, Class A	757,185
27,447	Americold Realty Trust	724,052
28,628	Apartment Income REIT Corp.	1,407,639
88,945	Brixmor Property Group, Inc.	2,257,424
37,986	Cousins Properties, Inc.	1,363,697
29,416	CubeSmart	1,397,554
22,898	Douglas Emmett, Inc.	674,575
7,529	EastGroup Properties, Inc.	1,411,687
6,269	Federal Realty Investment Trust	733,849
24,721	First Industrial Realty Trust, Inc.	1,433,818
16,306	Gaming and Leisure Properties, Inc.	723,660
16,730	Highwoods Properties, Inc.	683,253
39,383	Host Hotels & Resorts, Inc.	801,444
55,240	Iron Mountain, Inc.	2,968,045
30,041	Kilroy Realty Corp.	2,102,870
67,214	Kite Realty Group Trust	1,498,872
13,173	Lamar Advertising Co., Class A	1,454,431
16,347	Life Storage, Inc.	2,165,814
146,222	LXP Industrial Trust	1,835,086
36,198	Medical Properties Trust, Inc.	665,681
24,387	National Storage Affiliates Trust	1,380,304
98,232	Omega Healthcare Investors, Inc.	2,502,951
87,254	Physicians Realty Trust	1,495,534
4,553	PS Business Parks, Inc.	852,322
37,219	Rayonier, Inc.	1,607,861
10,726	Regency Centers Corp.	738,271
30,776	Rexford Industrial Realty, Inc.	2,401,759
32,995	Ryman Hospitality Properties, Inc. (a)	3,084,373
37,705	SL Green Realty Corp.	2,609,940
49,884	Spirit Realty Capital, Inc.	2,167,460
18,506	STAG Industrial, Inc.	690,644
78,538	STORE Capital Corp.	2,232,835
20,669	Terreno Realty Corp.	1,503,670
33,769	Vornado Realty Trust	1,307,198
		52,418,944

	Food & Staples Retailing — 1.2%
115,072	Albertsons Cos., Inc., Class A	3,599,452

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
56,591	BJ’s Wholesale Club Holdings, Inc. (a)	$3,641,631
11,584	Casey’s General Stores, Inc.	2,331,859
15,031	Performance Food Group Co. (a)	740,277
40,671	US Foods Holding Corp. (a)	1,530,043
		11,843,262

	Food Products — 1.7%
51,506	Campbell Soup Co.	2,432,113
28,561	Darling Ingredients, Inc. (a)	2,096,092
59,528	Flowers Foods, Inc.	1,578,683
17,561	Ingredion, Inc.	1,494,617
10,261	Lancaster Colony Corp.	1,592,302
30,488	Pilgrim’s Pride Corp. (a)	864,335
33,145	Post Holdings, Inc. (a)	2,465,656
909	Seaboard Corp.	3,840,516
		16,364,314

	Gas Utilities — 1.4%
55,692	National Fuel Gas Co.	3,905,680
33,373	New Jersey Resources Corp.	1,440,379
26,016	ONE Gas, Inc.	2,194,970
29,322	Southwest Gas Holdings, Inc.	2,583,561
105,636	UGI Corp.	3,623,315
		13,747,905

	Health Care Equipment & Supplies — 1.5%
2,310	ABIOMED, Inc. (a)	662,000
20,606	CONMED Corp.	2,739,774
46,641	DENTSPLY SIRONA, Inc.	1,865,174
12,694	Enovis Corp. (a)	823,460
47,128	Envista Holdings Corp. (a)	1,867,211
20,743	Globus Medical, Inc., Class A (a)	1,373,601
3,436	ICU Medical, Inc. (a)	735,270
11,908	Integra LifeSciences Holdings Corp. (a)	728,293
14,762	Shockwave Medical, Inc. (a)	2,230,981
13,161	Tandem Diabetes Care, Inc. (a)	1,269,773
		14,295,537

	Health Care Providers & Services — 2.9%
23,356	Acadia Healthcare Co., Inc. (a)	1,585,405
8,882	Amedisys, Inc. (a)	1,133,787
29,338	AMN Healthcare Services, Inc. (a)	2,867,790
3,021	Chemed Corp.	1,484,489
13,532	DaVita, Inc. (a)	1,466,463
32,282	Encompass Health Corp.	2,221,970
8,503	Ensign Group (The), Inc.	683,046
26,330	Henry Schein, Inc. (a)	2,135,363
107,174	Option Care Health, Inc. (a)	3,202,359
86,005	Premier, Inc., Class A	3,114,241

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
57,192	R1 RCM, Inc. (a)	$1,287,964
44,510	Tenet Healthcare Corp. (a)	3,227,420
26,396	Universal Health Services, Inc., Class B	3,234,302
		27,644,599

	Health Care Technology — 0.3%
11,924	Inspire Medical Systems, Inc. (a)	2,453,482
10,610	Teladoc Health, Inc. (a)	358,194
		2,811,676

	Hotels, Restaurants & Leisure — 2.3%
46,533	Boyd Gaming Corp.	2,818,969
16,193	Choice Hotels International, Inc.	2,274,469
6,901	Churchill Downs, Inc.	1,400,489
14,712	Hilton Grand Vacations, Inc. (a)	688,963
13,024	Light & Wonder, Inc. (a)	730,125
7,269	Papa John’s International, Inc.	661,842
72,157	Penn National Gaming, Inc. (a)	2,638,782
27,175	Planet Fitness, Inc., Class A (a)	2,174,815
51,399	SeaWorld Entertainment, Inc. (a)	3,466,349
18,278	Texas Roadhouse, Inc.	1,504,828
69,661	Wendy’s (The) Co.	1,376,501
27,107	Wyndham Hotels & Resorts, Inc.	2,384,332
		22,120,464

	Household Durables — 3.1%
7,814	Helen of Troy Ltd. (a)	1,676,181
87,958	Leggett & Platt, Inc.	3,133,944
48,291	Meritage Homes Corp. (a)	3,986,422
30,805	Mohawk Industries, Inc. (a)	4,345,353
107,225	Newell Brands, Inc.	2,482,259
91,316	PulteGroup, Inc.	3,813,356
41,830	Skyline Champion Corp. (a)	2,135,003
81,372	Toll Brothers, Inc.	3,773,220
4,219	TopBuild Corp. (a)	764,230
22,145	Whirlpool Corp.	4,019,760
		30,129,728

	Household Products — 0.2%
52,163	Reynolds Consumer Products, Inc.	1,543,503

	Independent Power and Renewable Electricity Producers — 0.5%
83,838	Clearway Energy, Inc., Class C	2,559,574
9,352	Ormat Technologies, Inc.	726,650
65,827	Vistra Corp.	1,646,992
		4,933,216

	Insurance — 4.9%
76,695	American Equity Investment Life Holding Co.	2,892,935
21,019	American Financial Group, Inc.	2,910,711

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
8,417	Assurant, Inc.	$1,530,884
50,618	Axis Capital Holdings Ltd.	2,901,930
14,813	Brighthouse Financial, Inc. (a)	760,796
11,721	Enstar Group Ltd. (a)	2,763,226
4,345	Erie Indemnity Co., Class A	696,416
10,157	Everest Re Group Ltd.	2,790,229
59,026	First American Financial Corp.	3,441,806
22,820	Globe Life, Inc.	2,238,186
15,352	Hanover Insurance Group (The), Inc.	2,253,981
13,535	Kemper Corp.	624,776
13,423	Kinsale Capital Group, Inc.	2,975,745
46,831	Lincoln National Corp.	2,816,885
147,899	Old Republic International Corp.	3,255,257
11,186	Primerica, Inc.	1,449,258
20,972	Reinsurance Group of America, Inc.	2,250,715
4,827	RenaissanceRe Holdings Ltd.	692,771
13,833	RLI Corp.	1,587,752
25,690	Selective Insurance Group, Inc.	2,115,828
25,759	Trupanion, Inc. (a)	1,638,787
97,140	Unum Group	2,964,713
		47,553,587

	Interactive Media & Services — 0.8%
79,216	Bumble, Inc., Class A (a)	1,900,392
30,524	IAC/InterActiveCorp. (a)	2,529,829
39,534	Ziff Davis, Inc. (a)	3,493,224
		7,923,445

	IT Services — 1.8%
13,783	Concentrix Corp.	2,170,547
13,228	DigitalOcean Holdings, Inc. (a)	521,580
70,355	DXC Technology Co. (a)	2,019,188
21,364	ExlService Holdings, Inc. (a)	2,908,709
35,174	Genpact Ltd.	1,416,457
27,427	GoDaddy, Inc., Class A (a)	2,216,376
15,533	Jack Henry & Associates, Inc.	2,944,746
30,629	Maximus, Inc.	2,232,241
81,668	Western Union (The) Co.	1,368,756
		17,798,600

	Leisure Products — 1.5%
37,841	Brunswick Corp.	2,861,158
163,371	Callaway Golf Co. (a)	3,584,360
28,024	Hasbro, Inc.	2,467,793
137,816	Mattel, Inc. (a)	3,350,307
21,797	Polaris, Inc.	2,069,407
		14,333,025

	Life Sciences Tools & Services — 0.2%
21,697	Maravai LifeSciences Holdings, Inc., Class A (a)	666,749

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
18,905	Syneos Health, Inc. (a)	$1,381,766
		2,048,515

	Machinery — 3.3%
20,960	AGCO Corp.	2,670,304
77,965	Allison Transmission Holdings, Inc.	2,919,010
28,268	Crane Co.	2,720,230
29,471	Donaldson Co., Inc.	1,445,258
65,153	Evoqua Water Technologies Corp. (a)	2,716,228
21,315	Flowserve Corp.	697,214
27,645	Franklin Electric Co., Inc.	1,933,491
10,976	Graco, Inc.	680,731
30,524	ITT, Inc.	2,143,395
6,460	John Bean Technologies Corp.	761,569
5,554	Lincoln Electric Holdings, Inc.	748,290
9,336	Middleby (The) Corp. (a)	1,436,717
3,370	Nordson Corp.	726,875
22,809	Oshkosh Corp.	2,108,464
3,948	RBC Bearings, Inc. (a)	664,646
14,896	Snap-on, Inc.	3,165,251
50,426	Timken (The) Co.	2,906,555
8,952	Toro (The) Co.	717,324
5,482	Watts Water Technologies, Inc., Class A	698,736
		31,860,288

	Marine — 0.3%
31,722	Matson, Inc.	2,728,726

	Media — 1.0%
120,889	DISH Network Corp., Class A (a)	3,446,545
16,693	New York Times (The) Co., Class A	639,676
138,190	News Corp., Class A	2,744,453
20,299	Nexstar Media Group, Inc., Class A	3,215,768
		10,046,442

	Metals & Mining — 2.6%
42,498	Alcoa Corp.	2,881,364
118,787	Cleveland-Cliffs, Inc. (a)	3,027,881
91,930	Commercial Metals Co.	3,769,130
66,727	MP Materials Corp. (a)	2,538,295
20,868	Reliance Steel & Aluminum Co.	4,137,081
16,249	Royal Gold, Inc.	2,120,169
45,860	Steel Dynamics, Inc.	3,932,495
101,381	United States Steel Corp.	3,091,107
		25,497,522

	Mortgage Real Estate Investment Trusts — 1.3%
233,656	AGNC Investment Corp.	2,565,543
543,483	Annaly Capital Management, Inc.	3,489,161

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
72,214	Blackstone Mortgage Trust, Inc., Class A	$2,169,308
278,771	New Residential Investment Corp.	2,899,218
63,320	Starwood Property Trust, Inc.	1,448,762
		12,571,992

	Multiline Retail — 1.2%
14,256	Dillard’s, Inc., Class A	4,331,115
63,285	Kohl’s Corp.	3,662,936
157,066	Macy’s, Inc.	3,796,285
		11,790,336

	Multi-Utilities — 0.4%
29,807	Black Hills Corp.	2,183,064
72,190	NiSource, Inc.	2,102,173
		4,285,237

	Oil, Gas & Consumable Fuels — 6.3%
211,193	Antero Midstream Corp.	2,168,952
125,324	Antero Resources Corp. (a)	4,411,405
92,576	APA Corp.	3,789,136
43,977	Chesapeake Energy Corp.	3,606,994
64,078	Civitas Resources, Inc.	3,756,252
38,672	Enviva, Inc.	3,261,596
111,193	EQT Corp.	4,419,922
76,811	HF Sinclair Corp. (a)	2,920,354
161,781	Magnolia Oil & Gas Corp., Class A	3,759,790
72,219	Matador Resources Co.	3,525,732
94,730	Murphy Oil Corp.	3,607,318
70,762	Ovintiv, Inc.	3,622,307
52,644	PDC Energy, Inc.	3,671,393
125,943	Range Resources Corp. (a)	3,770,733
98,232	SM Energy Co.	3,490,183
106,726	Southwestern Energy Co. (a)	800,445
50,697	Targa Resources Corp.	3,721,667
1,698	Texas Pacific Land Corp.	2,320,487
		60,624,666

	Paper & Forest Products — 0.3%
49,274	Louisiana-Pacific Corp.	3,179,158

	Personal Products — 0.3%
255,359	Coty, Inc., Class A (a)	2,070,962
25,206	Herbalife Nutrition Ltd. (a)	669,975
		2,740,937

	Pharmaceuticals — 0.7%
62,529	Intra-Cellular Therapies, Inc. (a)	3,164,593
65,721	Organon & Co.	2,124,760
39,824	Perrigo Co. PLC	1,365,963
		6,655,316

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 2.0%
76,907	Alight, Inc., Class A (a)	$660,631
26,225	ASGN, Inc. (a)	2,975,226
8,712	Booz Allen Hamilton Holding Corp.	711,160
10,161	CACI International, Inc., Class A (a)	2,695,713
43,678	Dun & Bradstreet Holdings, Inc. (a)	689,676
7,083	Exponent, Inc.	678,622
9,735	FTI Consulting, Inc. (a)	1,535,307
14,169	Leidos Holdings, Inc.	1,466,633
24,443	ManpowerGroup, Inc.	2,204,759
33,509	Robert Half International, Inc.	3,294,270
16,603	Science Applications International Corp.	1,381,868
15,559	TriNet Group, Inc. (a)	1,380,083
		19,673,948

	Real Estate Management & Development — 0.4%
36,147	eXp World Holdings, Inc. (b)	484,008
7,385	Howard Hughes (The) Corp. (a)	740,642
12,783	Jones Lang LaSalle, Inc. (a)	2,796,026
		4,020,676

	Road & Rail — 1.9%
2,564	AMERCO	1,372,971
14,531	Avis Budget Group, Inc. (a)	3,889,513
69,095	Hertz Global Holdings, Inc. (a)	1,386,046
75,826	Knight-Swift Transportation Holdings, Inc.	3,631,307
15,220	Landstar System, Inc.	2,357,578
48,231	Ryder System, Inc.	3,371,347
6,277	Saia, Inc. (a)	1,292,811
10,511	XPO Logistics, Inc. (a)	565,386
		17,866,959

	Semiconductors & Semiconductor Equipment — 2.4%
26,944	Allegro MicroSystems, Inc. (a)	655,009
176,156	Amkor Technology, Inc.	3,313,494
36,101	Cirrus Logic, Inc. (a)	2,736,456
17,593	Diodes, Inc. (a)	1,284,817
36,553	First Solar, Inc. (a)	2,669,466
12,555	Lattice Semiconductor Corp. (a)	603,142
52,458	MaxLinear, Inc. (a)	2,511,165
5,100	MKS Instruments, Inc.	581,298
35,227	Onto Innovation, Inc. (a)	2,506,049
24,770	Power Integrations, Inc.	1,981,600
9,263	SiTime Corp. (a)	1,561,464
3,835	Synaptics, Inc. (a)	569,267
4,584	Universal Display Corp.	585,514
13,440	Wolfspeed, Inc. (a)	1,232,582
		22,791,323

Shares	Description	Value

	Common Stocks (Continued)
	Software — 3.1%
48,601	ACI Worldwide, Inc. (a)	$1,342,360
13,881	Aspen Technology, Inc. (a)	2,200,694
105,331	Box, Inc., Class A (a)	3,225,235
47,159	CDK Global, Inc.	2,565,921
85,916	Datto Holding Corp. (a)	2,981,285
19,567	Dolby Laboratories, Inc., Class A	1,515,855
32,912	Dropbox, Inc., Class A (a)	715,836
20,559	Envestnet, Inc. (a)	1,637,319
3,282	Fair Isaac Corp. (a)	1,225,860
21,983	Jamf Holding Corp. (a)	677,076
5,516	Manhattan Associates, Inc. (a)	720,114
19,040	NCR Corp. (a)	666,971
16,120	Qualys, Inc. (a)	2,196,834
13,759	Rapid7, Inc. (a)	1,314,260
5,833	SPS Commerce, Inc. (a)	697,802
52,965	Tenable Holdings, Inc. (a)	2,925,257
15,524	Teradata Corp. (a)	641,917
6,484	Workiva, Inc. (a)	625,771
12,723	Zendesk, Inc. (a)	1,552,715
		29,429,082

	Specialty Retail — 4.3%
227,747	American Eagle Outfitters, Inc. (b)	3,441,257
38,423	AutoNation, Inc. (a)	4,453,610
30,602	Dick’s Sporting Goods, Inc.	2,950,645
4,831	Five Below, Inc. (a)	758,950
129,000	Foot Locker, Inc.	3,780,990
9,188	GameStop Corp., Class A (a) (b)	1,149,143
217,393	Gap (The), Inc.	2,700,021
39,526	Leslie’s, Inc. (a)	774,710
12,749	Lithia Motors, Inc.	3,609,624
19,134	Murphy USA, Inc.	4,469,702
40,825	Penske Automotive Group, Inc.	4,279,277
117,305	Petco Health & Wellness Co., Inc. (a) (b)	2,259,294
42,102	Signet Jewelers Ltd.	2,955,560
59,597	Victoria’s Secret & Co. (a)	2,808,211
5,277	Williams-Sonoma, Inc.	688,543
		41,079,537

	Technology Hardware, Storage & Peripherals — 0.3%
86,686	Pure Storage, Inc., Class A (a)	2,539,900

	Textiles, Apparel & Luxury Goods — 2.0%
33,274	Carter’s, Inc.	2,803,002
33,811	Columbia Sportswear Co.	2,777,912
10,017	Crocs, Inc. (a)	665,429
49,943	PVH Corp.	3,634,851
20,237	Ralph Lauren Corp.	2,111,529
93,870	Skechers U.S.A., Inc., Class A (a)	3,595,221
102,991	Tapestry, Inc.	3,390,464

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
44,961	Under Armour, Inc., Class A (a)	$690,601
		19,669,009

	Thrifts & Mortgage Finance — 1.6%
92,845	Essent Group Ltd.	3,763,008
282,371	MGIC Investment Corp.	3,687,765
285,532	New York Community Bancorp, Inc.	2,638,316
172,270	Radian Group, Inc.	3,684,855
11,826	Walker & Dunlop, Inc.	1,416,282
		15,190,226

	Trading Companies & Distributors — 2.3%
85,692	Air Lease Corp.	3,451,674
38,726	Beacon Roofing Supply, Inc. (a)	2,309,231
18,320	Herc Holdings, Inc.	2,341,662
26,941	MSC Industrial Direct Co., Inc., Class A	2,232,331
54,519	Triton International Ltd.	3,330,566
95,236	Univar Solutions, Inc. (a)	2,773,272
10,047	Watsco, Inc.	2,680,339
23,521	WESCO International, Inc. (a)	2,899,199
		22,018,274

	Water Utilities — 0.2%
44,899	Essential Utilities, Inc.	2,009,679
	Total Common Stocks — 99.8%	963,557,516
	(Cost $922,851,960)

	Money Market Funds — 0.8%
5,826,535	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	5,826,535
1,735,454	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	1,735,454
	Total Money Market Funds — 0.8%	7,561,989
	(Cost $7,561,989)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$5,684,513	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $5,684,627. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $5,786,511. (d)	$5,684,513
	(Cost $5,684,513)

	Total Investments — 101.2%	976,804,018
	(Cost $936,098,462)
	Net Other Assets and Liabilities — (1.2)%	(11,684,273)
	Net Assets — 100.0%	$965,119,745

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,903,528 and the total value of the collateral held by the Fund is $11,511,048.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$963,557,516	$963,557,516	$—	$—
Money Market Funds	7,561,989	7,561,989	—	—
Repurchase Agreements	5,684,513	—	5,684,513	—
Total Investments	$976,804,018	$971,119,505	$5,684,513	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.9%
35,164	AAR Corp. (a)	$1,652,005
6,029	AeroVironment, Inc. (a)	484,249
27,718	Kratos Defense & Security Solutions, Inc. (a)	420,482
43,157	Maxar Technologies, Inc.	1,390,087
8,807	Mercury Systems, Inc. (a)	491,342
19,395	Moog, Inc., Class A	1,549,079
29,334	Parsons Corp. (a)	1,083,305
		7,070,549

	Air Freight & Logistics — 1.1%
84,850	Air Transport Services Group, Inc. (a)	2,655,805
32,861	Atlas Air Worldwide Holdings, Inc. (a)	2,265,438
23,222	Forward Air Corp.	2,251,837
29,408	Hub Group, Inc., Class A (a)	1,975,041
		9,148,121

	Airlines — 0.8%
10,486	Allegiant Travel Co. (a)	1,627,322
98,379	SkyWest, Inc. (a)	2,867,748
65,047	Sun Country Airlines Holdings, Inc. (a)	1,789,443
		6,284,513

	Auto Components — 1.3%
161,539	Dana, Inc.	2,392,393
11,947	Dorman Products, Inc. (a)	1,179,408
15,545	Gentherm, Inc. (a)	1,048,044
21,872	LCI Industries	2,128,583
47,069	Patrick Industries, Inc.	2,930,045
5,200	Visteon Corp. (a)	544,492
10,789	XPEL, Inc. (a) (b)	466,840
		10,689,805

	Automobiles — 0.3%
52,531	Winnebago Industries, Inc.	2,793,599

	Banks — 11.7%
64,682	Ameris Bancorp	2,697,239
99,762	Associated Banc-Corp.	1,990,252
61,885	Atlantic Union Bankshares Corp.	2,090,475
13,643	BancFirst Corp.	1,115,315
80,147	Bancorp (The), Inc. (a)	1,818,535
13,529	Bank of Hawaii Corp.	1,005,746
51,650	BankUnited, Inc.	1,938,941
38,793	Banner Corp.	2,083,184
58,782	Berkshire Hills Bancorp, Inc.	1,454,267
38,056	Cathay General Bancorp	1,525,665
70,362	Columbia Banking System, Inc.	1,975,765
43,549	Customers Bancorp, Inc. (a)	1,832,106
48,913	CVB Financial Corp.	1,125,977

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
49,262	Dime Community Bancshares, Inc.	$1,548,797
39,829	Eagle Bancorp, Inc.	2,005,390
35,994	Enterprise Financial Services Corp.	1,589,855
38,336	FB Financial Corp.	1,477,086
40,769	First Bancorp	1,527,207
173,063	First BanCorp	2,355,387
89,605	First Busey Corp.	2,013,424
149,775	First Commonwealth Financial Corp.	2,018,967
98,506	First Financial Bancorp	2,014,448
70,108	First Foundation, Inc.	1,557,800
61,058	First Hawaiian, Inc.	1,441,579
30,874	First Interstate BancSystem, Inc., Class A	1,004,022
54,583	First Merchants Corp.	2,139,108
136,618	Fulton Financial Corp.	2,072,495
47,473	Heartland Financial USA, Inc.	2,077,893
96,538	Hilltop Holdings, Inc.	2,460,754
141,207	Hope Bancorp, Inc.	2,019,260
23,931	Independent Bank Group, Inc.	1,622,522
53,794	International Bancshares Corp.	2,140,463
7,775	Lakeland Financial Corp.	566,176
41,343	Meta Financial Group, Inc.	1,804,622
42,277	National Bank Holdings Corp., Class A	1,543,533
62,844	NBT Bancorp, Inc.	2,212,109
168,069	Northwest Bancshares, Inc.	2,131,115
85,232	OFG Bancorp	2,265,467
69,309	Old National Bancorp	1,050,724
64,231	Pacific Premier Bancorp, Inc.	2,014,284
8,641	Park National Corp.	1,018,342
67,881	Renasant Corp.	2,022,175
50,547	Sandy Spring Bancorp, Inc.	1,984,981
32,419	Seacoast Banking Corp. of Florida	1,053,618
11,309	Silvergate Capital Corp., Class A (a)	1,322,701
86,598	Simmons First National Corp., Class A	2,067,094
10,730	Stock Yards Bancorp, Inc.	560,964
39,620	Texas Capital Bancshares, Inc. (a)	2,034,883
75,838	TowneBank	2,090,854
12,074	Triumph Bancorp, Inc. (a)	838,419
74,716	Trustmark Corp.	2,083,082
32,625	United Community Banks, Inc.	983,318
29,742	Veritex Holdings, Inc.	977,025
69,183	Washington Federal, Inc.	2,105,239
82,604	WesBanco, Inc.	2,663,153
18,764	Westamerica BanCorp	1,105,575
		96,239,377

	Beverages — 0.5%
10,288	Celsius Holdings, Inc. (a)	534,976

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
31,207	Duckhorn Portfolio (The), Inc. (a)	$606,040
33,162	MGP Ingredients, Inc.	3,028,685
		4,169,701

	Biotechnology — 2.2%
70,310	ACADIA Pharmaceuticals, Inc. (a)	1,296,516
59,941	Amicus Therapeutics, Inc. (a)	424,382
35,971	Arcus Biosciences, Inc. (a)	870,858
174,552	BioCryst Pharmaceuticals, Inc. (a)	1,621,588
15,420	Cytokinetics, Inc. (a)	614,795
104,733	Dynavax Technologies Corp. (a)	924,792
69,123	Emergent BioSolutions, Inc. (a)	2,238,203
65,549	Global Blood Therapeutics, Inc. (a)	2,012,354
135,368	Ironwood Pharmaceuticals, Inc. (a)	1,624,416
13,415	Kymera Therapeutics, Inc. (a)	420,560
10,093	Ligand Pharmaceuticals, Inc. (a)	937,236
22,525	Myriad Genetics, Inc. (a)	461,763
75,167	Prometheus Biosciences, Inc. (a)	1,976,892
15,523	Prothena Corp. PLC (a)	452,651
30,430	PTC Therapeutics, Inc. (a)	1,075,092
22,029	Travere Therapeutics, Inc. (a)	553,589
14,851	Vericel Corp. (a)	423,254
		17,928,941

	Building Products — 1.0%
14,481	CSW Industrials, Inc.	1,527,890
52,865	Gibraltar Industries, Inc. (a)	2,000,411
111,963	JELD-WEN Holding, Inc. (a)	2,327,711
95,283	Resideo Technologies, Inc. (a)	2,142,915
		7,998,927

	Capital Markets — 1.8%
14,424	Artisan Partners Asset Management, Inc., Class A	463,587
51,026	AssetMark Financial Holdings, Inc. (a)	981,230
40,569	B. Riley Financial, Inc.	1,832,096
387,031	BGC Partners, Inc., Class A	1,404,923
46,816	Brightsphere Investment Group, Inc.	938,193
66,665	Federated Hermes, Inc.	1,898,619
12,411	Focus Financial Partners, Inc., Class A (a)	489,614
74,641	Golub Capital BDC, Inc. (c)	1,113,644
12,089	Moelis & Co., Class A	535,059
17,301	Piper Sandler Cos.	1,989,269
8,993	PJT Partners, Inc., Class A	593,448
17,169	StepStone Group, Inc., Class A	439,870
19,663	Victory Capital Holdings, Inc., Class A	530,704
30,501	Virtu Financial, Inc., Class A	880,869

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
4,731	Virtus Investment Partners, Inc.	$838,144
		14,929,269

	Chemicals — 1.7%
8,299	Cabot Corp.	546,489
49,103	Ecovyst, Inc.	493,976
17,721	Ingevity Corp. (a)	1,061,488
18,400	Innospec, Inc.	1,753,704
42,906	Minerals Technologies, Inc.	2,729,251
3,500	NewMarket Corp.	1,136,135
3,284	Quaker Chemical Corp.	534,339
6,763	Sensient Technologies Corp.	572,150
22,980	Stepan Co.	2,346,488
59,229	Trinseo PLC	2,810,416
		13,984,436

	Commercial Services & Supplies — 1.6%
36,988	ABM Industries, Inc.	1,785,411
36,804	Brady Corp., Class A	1,646,979
166,833	BrightView Holdings, Inc. (a)	2,112,106
33,392	Brink’s (The) Co.	1,968,458
8,926	Cimpress PLC (a)	450,852
45,962	HNI Corp.	1,638,086
94,347	KAR Auction Services, Inc. (a)	1,383,127
16,425	MillerKnoll, Inc.	521,165
9,241	UniFirst Corp.	1,592,224
		13,098,408

	Communications Equipment — 0.8%
13,231	Calix, Inc. (a)	528,049
185,961	Extreme Networks, Inc. (a)	1,785,226
130,946	Infinera Corp. (a)	1,006,975
53,083	NetScout Systems, Inc. (a)	1,634,956
34,896	Viasat, Inc. (a)	1,284,522
		6,239,728

	Construction & Engineering — 1.6%
28,560	Ameresco, Inc., Class A (a)	1,440,566
29,745	Arcosa, Inc.	1,592,250
25,510	Comfort Systems USA, Inc.	2,153,554
11,917	Dycom Industries, Inc. (a)	1,011,873
34,612	Granite Construction, Inc.	1,026,246
18,110	MYR Group, Inc. (a)	1,432,320
17,033	NV5 Global, Inc. (a)	2,040,553
119,154	Primoris Services Corp.	2,761,990
		13,459,352

	Consumer Finance — 2.4%
45,244	Encore Capital Group, Inc. (a)	2,615,556

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
59,800	Enova International, Inc. (a)	$2,236,520
24,208	FirstCash Holdings, Inc.	1,931,314
61,970	Green Dot Corp., Class A (a)	1,640,965
35,971	LendingClub Corp. (a)	548,558
9,488	LendingTree, Inc. (a)	753,537
166,563	Navient Corp.	2,646,686
33,396	Nelnet, Inc., Class A	2,740,810
50,368	PRA Group, Inc. (a)	2,116,967
98,654	PROG Holdings, Inc. (a)	2,611,371
		19,842,284

	Containers & Packaging — 1.0%
43,624	Greif, Inc., Class A	2,647,104
129,207	O-I Glass, Inc. (a)	1,741,710
225,704	Pactiv Evergreen, Inc.	2,225,442
53,067	TriMas Corp.	1,567,599
		8,181,855

	Diversified Consumer Services — 1.4%
57,320	Adtalem Global Education, Inc. (a)	1,680,049
24,636	Coursera, Inc. (a)	463,403
19,016	Frontdoor, Inc. (a)	587,785
4,641	Graham Holdings Co., Class B	2,749,189
17,537	Grand Canyon Education, Inc. (a)	1,683,026
34,205	Strategic Education, Inc.	2,209,643
62,499	Stride, Inc. (a)	2,456,211
		11,829,306

	Diversified Financial Services — 0.5%
23,732	Cannae Holdings, Inc. (a)	531,597
47,761	Compass Diversified Holdings	1,044,055
64,171	Jackson Financial, Inc., Class A	2,715,075
		4,290,727

	Diversified Telecommunication Services — 0.4%
17,526	Bandwidth, Inc., Class A (a)	387,675
8,554	Cogent Communications Holdings, Inc.	500,409
386,156	Globalstar, Inc. (a)	447,941
236,766	Liberty Latin America Ltd., Class C (a)	2,187,718
		3,523,743

	Electric Utilities — 0.7%
33,899	ALLETE, Inc.	2,011,567
21,342	MGE Energy, Inc.	1,661,901
36,331	Otter Tail Corp.	2,105,745
		5,779,213

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 0.9%
94,020	Bloom Energy Corp., Class A (a)	$1,745,011
24,881	Encore Wire Corp.	2,806,826
22,835	EnerSys	1,494,779
177,021	GrafTech International Ltd.	1,607,351
		7,653,967

	Electronic Equipment, Instruments & Components — 2.7%
13,190	Advanced Energy Industries, Inc.	1,009,299
11,386	Badger Meter, Inc.	918,736
40,986	Belden, Inc.	2,116,107
15,867	Insight Enterprises, Inc. (a)	1,576,704
10,775	Itron, Inc. (a)	514,830
131,826	Knowles Corp. (a)	2,441,418
65,623	Methode Electronics, Inc.	2,927,442
20,006	OSI Systems, Inc. (a)	1,582,475
20,817	Plexus Corp. (a)	1,689,091
70,219	Sanmina Corp. (a)	2,871,255
153,211	TTM Technologies, Inc. (a)	2,137,293
144,808	Vishay Intertechnology, Inc.	2,697,773
		22,482,423

	Energy Equipment & Services — 1.7%
40,018	Cactus, Inc., Class A	1,998,099
31,926	Expro Group Holdings N.V. (a)	487,829
13,269	Helmerich & Payne, Inc.	610,772
38,304	Liberty Energy, Inc. (a)	618,227
80,978	Noble Corp. (a)	2,585,627
183,350	Patterson-UTI Energy, Inc.	3,014,274
496,847	Transocean Ltd. (a) (c)	1,868,145
85,232	Weatherford International PLC (a)	2,751,289
		13,934,262

	Entertainment — 0.5%
6,813	Madison Square Garden Entertainment Corp. (a)	499,052
9,496	Madison Square Garden Sports Corp. (a)	1,539,396
36,363	World Wrestling Entertainment, Inc., Class A	2,123,236
		4,161,684

	Equity Real Estate Investment Trusts — 6.3%
52,391	Acadia Realty Trust	1,096,020
73,433	Alexander & Baldwin, Inc.	1,556,780
14,983	American Assets Trust, Inc.	548,378
63,179	Apple Hospitality REIT, Inc.	1,117,636
80,289	Brandywine Realty Trust	936,973
52,125	Broadstone Net Lease, Inc.	1,078,466
11,571	Centerspace	1,067,540

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
39,779	Corporate Office Properties Trust	$1,061,701
56,202	DiamondRock Hospitality Co. (a)	596,865
157,682	DigitalBridge Group, Inc. (a)	1,097,467
26,852	Easterly Government Properties, Inc.	511,531
173,415	Empire State Realty Trust, Inc., Class A	1,498,306
20,750	EPR Properties	1,089,790
20,121	Equity Commonwealth (a)	526,969
22,438	Essential Properties Realty Trust, Inc.	538,512
20,993	Four Corners Property Trust, Inc.	576,468
108,262	Global Net Lease, Inc.	1,518,916
61,368	Hudson Pacific Properties, Inc.	1,428,647
42,939	Independence Realty Trust, Inc.	1,170,517
125,197	Industrial Logistics Properties Trust	2,023,183
92,212	InvenTrust Properties Corp.	2,793,101
72,744	iStar, Inc.	1,225,009
19,427	JBG SMITH Properties	512,096
44,266	LTC Properties, Inc.	1,460,778
108,883	Macerich (The) Co.	1,366,482
28,860	National Health Investors, Inc.	1,487,156
25,143	NexPoint Residential Trust, Inc.	2,241,750
19,966	Outfront Media, Inc.	511,130
156,092	Paramount Group, Inc.	1,484,435
23,189	Pebblebrook Hotel Trust	566,275
98,892	Piedmont Office Realty Trust, Inc., Class A	1,592,161
32,295	PotlatchDeltic Corp.	1,788,820
58,549	Retail Opportunity Investments Corp.	1,090,768
40,315	RLJ Lodging Trust	565,216
76,245	Sabra Health Care REIT, Inc.	890,542
64,286	Service Properties Trust	522,002
101,911	SITE Centers Corp.	1,620,385
96,374	Sunstone Hotel Investors, Inc. (a)	1,180,581
33,023	Tanger Factory Outlet Centers, Inc. (c)	532,661
123,761	Uniti Group, Inc.	1,533,399
118,878	Urban Edge Properties	2,221,830
65,284	Veris Residential, Inc. (a)	1,045,197
66,782	Washington Real Estate Investment Trust	1,608,778
29,427	Xenia Hotels & Resorts, Inc. (a)	567,647
		51,448,864

	Food & Staples Retailing — 1.1%
17,318	Grocery Outlet Holding Corp. (a)	583,097
14,395	PriceSmart, Inc.	1,143,683
53,249	Sprouts Farmers Market, Inc. (a)	1,586,820

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
68,640	United Natural Foods, Inc. (a)	$2,946,715
31,793	Weis Markets, Inc.	2,539,625
		8,799,940

	Food Products — 1.4%
42,078	B&G Foods, Inc. (c)	1,133,161
10,281	Cal-Maine Foods, Inc.	552,398
33,004	Hain Celestial Group (The), Inc. (a)	1,106,954
129,364	Hostess Brands, Inc. (a)	2,935,269
7,321	J & J Snack Foods Corp.	1,095,954
59,832	Simply Good Foods (The) Co. (a)	2,492,003
40,032	Sovos Brands, Inc. (a)	604,483
52,789	TreeHouse Foods, Inc. (a)	1,662,853
		11,583,075

	Gas Utilities — 0.8%
16,483	Chesapeake Utilities Corp.	2,063,177
43,901	Northwest Natural Holding Co.	2,099,785
31,642	Spire, Inc.	2,301,955
		6,464,917

	Health Care Equipment & Supplies — 1.8%
17,289	AtriCure, Inc. (a)	897,818
33,889	Avanos Medical, Inc. (a)	988,203
27,203	Axonics, Inc. (a)	1,409,659
8,978	Haemonetics Corp. (a)	454,915
18,788	Inari Medical, Inc. (a)	1,516,192
21,136	Integer Holdings Corp. (a)	1,588,793
14,418	iRhythm Technologies, Inc. (a)	1,778,749
51,315	Lantheus Holdings, Inc. (a)	3,407,829
25,599	Merit Medical Systems, Inc. (a)	1,587,394
2,228	Mesa Laboratories, Inc.	475,968
25,005	Outset Medical, Inc. (a)	872,174
		14,977,694

	Health Care Providers & Services — 2.3%
35,410	AdaptHealth Corp. (a)	448,291
80,707	Agiliti, Inc. (a)	1,593,156
50,547	Alignment Healthcare, Inc. (a)	485,757
11,710	Apollo Medical Holdings, Inc. (a) (c)	427,181
143,466	Community Health Systems, Inc. (a)	1,100,384
6,741	CorVel Corp. (a)	1,045,394
67,617	Covetrus, Inc. (a)	933,115
45,477	Fulgent Genetics, Inc. (a)	2,495,778
72,528	MEDNAX, Inc. (a)	1,343,219
165,014	OPKO Health, Inc. (a)	445,538
38,686	Owens & Minor, Inc.	1,372,966
35,072	Patterson Cos., Inc.	1,079,165

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
33,132	Progyny, Inc. (a)	$1,273,925
25,377	RadNet, Inc. (a)	494,851
94,647	Select Medical Holdings Corp.	2,139,969
41,247	Surgery Partners, Inc. (a)	2,110,196
		18,788,885

	Health Care Technology — 0.7%
100,827	Allscripts Healthcare Solutions, Inc. (a)	2,083,086
70,296	Evolent Health, Inc., Class A (a)	1,934,546
485,170	Multiplan Corp. (a)	2,149,303
		6,166,935

	Hotels, Restaurants & Leisure — 1.8%
36,933	Bally’s Corp. (a)	1,102,081
77,618	Bloomin’ Brands, Inc.	1,706,820
29,751	Brinker International, Inc. (a)	1,080,854
14,266	Cheesecake Factory (The), Inc. (a)	526,558
9,561	Cracker Barrel Old Country Store, Inc.	1,061,175
23,122	Dave & Buster’s Entertainment, Inc. (a)	1,052,051
108,122	Everi Holdings, Inc. (a)	1,876,998
18,231	Jack in the Box, Inc.	1,508,798
39,041	Life Time Group Holdings, Inc. (a) (c)	558,286
46,757	Red Rock Resorts, Inc., Class A	2,055,438
65,246	Six Flags Entertainment Corp. (a)	2,496,964
		15,026,023

	Household Durables — 3.1%
7,070	Cavco Industries, Inc. (a)	1,670,288
52,983	Century Communities, Inc.	2,793,264
6,720	Installed Building Products, Inc.	540,758
8,953	iRobot Corp. (a)	453,469
87,655	KB Home	2,842,652
107,632	La-Z-Boy, Inc.	2,828,569
29,057	LGI Homes, Inc. (a)	2,722,931
75,005	M.D.C. Holdings, Inc.	2,768,435
63,995	M/I Homes, Inc. (a)	2,833,699
20,114	Sonos, Inc. (a)	459,001
104,271	Taylor Morrison Home Corp. (a)	2,730,857
141,347	Tri Pointe Homes, Inc. (a)	2,921,643
		25,565,566

	Household Products — 0.5%
55,680	Central Garden & Pet Co., Class A (a)	2,304,038
18,454	Energizer Holdings, Inc.	558,972

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
12,797	Spectrum Brands Holdings, Inc.	$1,088,641
		3,951,651

	Insurance — 2.1%
27,504	Argo Group International Holdings Ltd.	1,177,171
35,667	Assured Guaranty Ltd.	1,967,035
21,157	BRP Group, Inc., Class A (a)	489,150
113,123	CNO Financial Group, Inc.	2,730,789
750,856	Genworth Financial, Inc., Class A (a)	2,785,676
54,281	Horace Mann Educators Corp.	2,163,098
41,282	Mercury General Corp.	2,081,851
151,779	SiriusPoint Ltd. (a)	953,172
46,828	Stewart Information Services Corp.	2,416,325
498	White Mountains Insurance Group Ltd.	521,914
		17,286,181

	Interactive Media & Services — 0.4%
66,845	Cargurus, Inc. (a)	2,184,495
33,283	Yelp, Inc. (a)	1,082,696
		3,267,191

	Internet & Direct Marketing Retail — 0.7%
38,700	Overstock.com, Inc. (a)	1,298,772
596,269	Qurate Retail, Inc., Series A	2,510,292
31,718	Revolve Group, Inc. (a)	1,340,403
6,099	Shutterstock, Inc.	461,816
56,369	Stitch Fix, Inc., Class A (a)	535,506
		6,146,789

	IT Services — 2.0%
50,547	Bread Financial Holdings, Inc.	2,769,976
17,859	CSG Systems International, Inc.	1,097,793
92,905	Cyxtera Technologies, Inc. (a)	1,117,647
13,868	EVERTEC, Inc.	546,399
10,312	Perficient, Inc. (a)	1,025,116
101,729	Rackspace Technology, Inc. (a)	1,006,100
148,989	Sabre Corp. (a)	1,559,915
18,330	Shift4 Payments, Inc., Class A (a)	961,592
127,944	SolarWinds Corp.	1,582,667
55,254	Switch, Inc., Class A	1,649,884
13,758	TTEC Holdings, Inc.	1,015,478
139,470	Verra Mobility Corp. (a)	1,956,764
		16,289,331

	Leisure Products — 0.8%
42,299	Acushnet Holdings Corp.	1,723,261
39,140	Malibu Boats, Inc., Class A (a)	1,968,351

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
79,524	Vista Outdoor, Inc. (a)	$2,801,630
		6,493,242

	Life Sciences Tools & Services — 0.1%
93,439	NeoGenomics, Inc. (a)	882,999

	Machinery — 3.7%
11,845	Alamo Group, Inc.	1,497,682
13,463	Albany International Corp., Class A	1,053,076
29,162	Altra Industrial Motion Corp.	1,137,318
26,401	Astec Industries, Inc.	1,032,279
56,497	Barnes Group, Inc.	1,897,169
17,425	EnPro Industries, Inc.	1,624,184
24,356	ESCO Technologies, Inc.	1,521,032
50,459	Federal Signal Corp.	1,717,120
21,221	Helios Technologies, Inc.	1,425,627
25,703	Hillenbrand, Inc.	1,049,196
5,846	Kadant, Inc.	1,081,510
79,363	Kennametal, Inc.	2,042,010
14,461	Lindsay Corp.	1,954,404
52,396	Mueller Industries, Inc.	2,837,243
87,872	Mueller Water Products, Inc., Class A	1,057,100
53,003	Nikola Corp. (a) (c)	380,562
32,193	Proto Labs, Inc. (a)	1,371,744
47,159	Shyft Group (The), Inc.	1,201,140
22,978	SPX Corp. (a)	962,778
14,406	Tennant Co.	930,339
63,673	Terex Corp.	2,164,882
33,040	Trinity Industries, Inc.	916,530
		30,854,925

	Media — 1.5%
355,891	Advantage Solutions, Inc. (a)	1,790,132
820,300	Clear Channel Outdoor Holdings, Inc. (a)	2,017,938
136,518	E.W. Scripps (The) Co., Class A (a)	2,247,086
102,881	Gray Television, Inc.	1,905,356
29,986	iHeartMedia, Inc., Class A (a)	479,476
32,113	John Wiley & Sons, Inc., Class A	1,634,231
60,777	Sinclair Broadcast Group, Inc., Class A	1,351,681
32,549	WideOpenWest, Inc. (a)	652,607
		12,078,507

	Metals & Mining — 1.0%
22,156	Arconic Corp. (a)	557,445
13,522	Carpenter Technology Corp.	516,270
27,122	Compass Minerals International, Inc.	1,603,724
172,799	Hecla Mining Co.	900,282

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
6,028	Kaiser Aluminum Corp.	$581,702
13,239	Materion Corp.	1,127,301
55,207	Worthington Industries, Inc.	2,626,197
		7,912,921

	Mortgage Real Estate Investment Trusts — 2.1%
203,749	Apollo Commercial Real Estate Finance, Inc.	2,453,138
33,273	Arbor Realty Trust, Inc.	568,968
235,733	Chimera Investment Corp.	2,362,045
143,466	Ladder Capital Corp.	1,634,078
176,071	MFA Financial, Inc.	2,509,012
777,600	New York Mortgage Trust, Inc.	2,503,872
67,217	PennyMac Mortgage Investment Trust	1,031,109
269,539	Redwood Trust, Inc.	2,614,528
410,594	Two Harbors Investment Corp.	1,974,957
		17,651,707

	Multiline Retail — 0.7%
68,506	Franchise Group, Inc.	2,554,589
41,876	Nordstrom, Inc.	1,076,213
39,641	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,904,750
		5,535,552

	Multi-Utilities — 0.5%
50,289	Avista Corp.	2,040,225
37,535	NorthWestern Corp.	2,127,859
		4,168,084

	Oil, Gas & Consumable Fuels — 4.2%
20,661	Arch Resources, Inc. (c)	3,437,577
63,452	California Resources Corp.	2,551,405
48,041	Callon Petroleum Co. (a)	2,463,062
351,703	Centennial Resource Development, Inc., Class A (a)	2,722,181
27,396	CNX Resources Corp. (a)	562,988
217,489	Comstock Resources, Inc. (a)	3,703,838
22,227	CVR Energy, Inc.	557,231
36,125	Denbury, Inc. (a)	2,311,278
67,258	Equitrans Midstream Corp.	528,648
18,307	Green Plains, Inc. (a)	513,878
394,748	Kosmos Energy Ltd. (a)	2,668,496
100,682	Northern Oil and Gas, Inc.	2,515,036
19,400	Oasis Petroleum, Inc.	2,573,604
93,172	PBF Energy, Inc., Class A (a)	2,707,578
115,706	Peabody Energy Corp. (a)	2,619,584

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
83,973	World Fuel Services Corp.	$2,033,826
		34,470,210

	Personal Products — 1.2%
33,627	Beauty Health (The) Co. (a)	440,514
61,920	Edgewell Personal Care Co.	2,361,629
21,977	elf Beauty, Inc. (a)	534,700
25,787	Inter Parfums, Inc.	2,107,571
6,648	Medifast, Inc.	1,185,737
47,423	Nu Skin Enterprises, Inc., Class A	2,022,117
21,435	USANA Health Sciences, Inc. (a)	1,643,207
		10,295,475

	Pharmaceuticals — 1.2%
50,413	Corcept Therapeutics, Inc. (a)	1,084,384
58,339	Harmony Biosciences Holdings, Inc. (a)	2,627,588
37,188	Pacira BioSciences, Inc. (a)	2,773,109
32,168	Prestige Consumer Healthcare, Inc. (a)	1,758,303
52,689	Supernus Pharmaceuticals, Inc. (a)	1,470,023
		9,713,407

	Professional Services — 1.3%
67,626	CBIZ, Inc. (a)	2,832,853
12,058	ICF International, Inc.	1,191,451
38,369	Kforce, Inc.	2,687,748
34,965	Korn Ferry	2,148,250
19,758	ManTech International Corp., Class A	1,587,358
		10,447,660

	Real Estate Management & Development — 1.3%
69,822	Kennedy-Wilson Holdings, Inc.	1,574,486
53,877	Marcus & Millichap, Inc.	2,413,151
178,280	Newmark Group, Inc., Class A	2,166,102
181,009	Realogy Holdings Corp. (a)	1,983,859
31,465	Redfin Corp. (a)	350,835
47,912	St. Joe (The) Co.	2,549,397
		11,037,830

	Road & Rail — 1.2%
28,206	ArcBest Corp.	2,035,345
127,849	Marten Transport Ltd.	2,222,016
111,303	Schneider National, Inc., Class B	2,630,090
69,226	Werner Enterprises, Inc.	2,743,426
		9,630,877

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 1.6%
37,577	Axcelis Technologies, Inc. (a)	$2,046,067
95,887	Cohu, Inc. (a)	2,546,759
27,011	FormFactor, Inc. (a)	1,029,389
17,868	Impinj, Inc. (a)	880,178
89,002	Rambus, Inc. (a)	2,217,040
43,953	SMART Global Holdings, Inc. (a)	995,975
26,781	Ultra Clean Holdings, Inc. (a)	834,764
104,384	Veeco Instruments, Inc. (a)	2,392,481
		12,942,653

	Software — 1.7%
8,814	Altair Engineering, Inc., Class A (a)	478,776
15,872	Alteryx, Inc., Class A (a)	1,018,982
89,605	Avaya Holdings Corp. (a)	828,846
9,482	Blackbaud, Inc. (a)	550,051
47,172	Cerence, Inc. (a)	1,391,574
17,112	CommVault Systems, Inc. (a)	1,043,832
11,226	Domo, Inc., Class B (a)	464,981
17,794	InterDigital, Inc.	1,011,589
20,308	Marathon Digital Holdings, Inc. (a) (c)	316,805
16,602	PagerDuty, Inc. (a)	474,319
36,162	Progress Software Corp.	1,735,053
26,814	Riot Blockchain, Inc. (a) (c)	271,894
33,273	Sailpoint Technologies Holdings, Inc. (a)	2,123,816
7,086	Sprout Social, Inc., Class A (a)	434,230
10,980	Verint Systems, Inc. (a)	599,069
32,775	Xperi Holding Corp.	511,290
37,895	Zuora, Inc., Class A (a)	461,182
		13,716,289

	Specialty Retail — 4.0%
70,979	Abercrombie & Fitch Co., Class A (a)	2,454,454
72,035	Academy Sports & Outdoors, Inc.	2,691,228
17,718	Asbury Automotive Group, Inc. (a)	3,254,974
23,955	Boot Barn Holdings, Inc. (a)	2,157,387
68,721	Buckle (The), Inc.	2,134,474
40,620	Camping World Holdings, Inc., Class A (c)	1,043,122
16,913	Group 1 Automotive, Inc.	2,945,230
129,896	Guess?, Inc. (c)	2,918,763
38,406	Monro, Inc.	1,756,306
26,057	National Vision Holdings, Inc. (a)	981,046
12,387	ODP (The) Corp. (a)	533,013
90,138	Rent-A-Center, Inc.	2,174,128
108,953	Sally Beauty Holdings, Inc. (a)	1,647,369
11,195	Sleep Number Corp. (a)	454,069
66,765	Sonic Automotive, Inc., Class A	2,840,851

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
113,031	Urban Outfitters, Inc. (a)	$2,690,138
		32,676,552

	Technology Hardware, Storage & Peripherals — 1.0%
170,159	3D Systems Corp. (a)	1,929,603
81,396	Avid Technology, Inc. (a)	2,581,067
53,652	Corsair Gaming, Inc. (a) (c)	811,755
59,644	Super Micro Computer, Inc. (a)	2,511,012
28,142	Xerox Holdings Corp.	489,671
		8,323,108

	Textiles, Apparel & Luxury Goods — 0.9%
27,456	Kontoor Brands, Inc.	1,090,827
57,454	Levi Strauss & Co., Class A	1,040,492
25,090	Oxford Industries, Inc.	2,248,064
44,072	Steven Madden Ltd.	1,809,596
50,322	Wolverine World Wide, Inc.	997,382
		7,186,361

	Thrifts & Mortgage Finance — 1.9%
36,710	Axos Financial, Inc. (a)	1,390,575
104,348	Capitol Federal Financial, Inc.	1,004,871
79,169	Columbia Financial, Inc. (a)	1,500,253
62,147	Mr. Cooper Group, Inc. (a)	2,794,751
137,645	NMI Holdings, Inc., Class A (a)	2,529,915
53,351	PennyMac Financial Services, Inc.	2,590,725
97,034	Provident Financial Services, Inc.	2,147,362
48,705	WSFS Financial Corp.	1,951,609
		15,910,061

	Tobacco — 0.4%
235,733	Vector Group Ltd.	2,998,524

	Trading Companies & Distributors — 1.8%
11,060	Applied Industrial Technologies, Inc.	1,157,871
40,857	Boise Cascade Co.	3,087,972
135,317	Custom Truck One Source, Inc. (a)	889,033
13,809	GATX Corp.	1,427,712
57,027	GMS, Inc. (a)	2,734,445
26,087	H&E Equipment Services, Inc.	925,567
20,040	McGrath RentCorp	1,672,538
55,751	Rush Enterprises, Inc., Class A	2,836,611
		14,731,749

	Water Utilities — 0.3%
6,375	American States Water Co.	501,458
9,576	California Water Service Group	496,707
5,396	Middlesex Water Co.	479,974

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities (Continued)
16,317	SJW Group	$962,703
		2,440,842

	Wireless Telecommunication Services — 0.9%
89,346	Gogo, Inc. (a) (c)	1,644,860
150,330	Telephone and Data Systems, Inc.	2,754,045
93,888	United States Cellular Corp. (a)	2,702,097
		7,101,002
	Total Common Stocks — 99.8%	820,677,769
	(Cost $842,226,970)

	Money Market Funds — 0.8%
4,204,489	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (d) (e)	4,204,489
1,789,962	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (d)	1,789,962
	Total Money Market Funds — 0.8%	5,994,451
	(Cost $5,994,451)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$4,102,004	BNP Paribas S.A., 0.24% (d), dated 04/29/22, due 05/02/22, with a maturity value of $4,102,086. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $4,175,607. (e)	4,102,004
	(Cost $4,102,004)

	Total Investments — 101.1%	830,774,224
	(Cost $852,323,425)
	Net Other Assets and Liabilities — (1.1)%	(8,655,513)
	Net Assets — 100.0%	$822,118,711

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

(c)

All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,892,711 and the total value of the collateral held by the Fund is $8,306,493.

(d)	Rate shown reflects yield as of April 30, 2022.
(e)	This security serves as collateral for securities on loan.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$820,677,769	$820,677,769	$—	$—
Money Market Funds	5,994,451	5,994,451	—	—
Repurchase Agreements	4,102,004	—	4,102,004	—
Total Investments	$830,774,224	$826,672,220	$4,102,004	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.4%
18,580	General Dynamics Corp.	$4,394,727
18,033	L3Harris Technologies, Inc.	4,188,345
10,152	Lockheed Martin Corp.	4,386,882
20,039	Northrop Grumman Corp.	8,805,137
22,020	Raytheon Technologies Corp.	2,089,918
60,244	Textron, Inc.	4,171,897
		28,036,906

	Airlines — 0.4%
97,836	Southwest Airlines Co. (a)	4,570,898

	Automobiles — 1.6%
662,459	Ford Motor Co.	9,380,420
256,109	General Motors Co. (a)	9,709,092
		19,089,512

	Banks — 6.6%
158,769	Bank of America Corp.	5,664,878
167,822	Citigroup, Inc.	8,090,699
197,700	Citizens Financial Group, Inc.	7,789,380
152,054	Fifth Third Bancorp	5,706,587
306,490	Huntington Bancshares, Inc.	4,030,343
65,741	JPMorgan Chase & Co.	7,846,846
400,436	KeyCorp	7,732,419
38,610	M&T Bank Corp.	6,433,970
35,480	PNC Financial Services Group (The), Inc.	5,893,228
115,423	Truist Financial Corp.	5,580,702
123,132	U.S. Bancorp	5,979,290
184,931	Wells Fargo & Co.	8,068,539
		78,816,881

	Beverages — 0.2%
57,559	Keurig Dr Pepper, Inc.	2,152,707

	Biotechnology — 1.8%
9,021	Amgen, Inc.	2,103,607
21,277	Biogen, Inc. (a)	4,413,701
150,743	Gilead Sciences, Inc.	8,945,089
82,403	Incyte Corp. (a)	6,176,929
		21,639,326

	Building Products — 0.2%
14,286	Trane Technologies PLC	1,998,469

	Capital Markets — 4.0%
180,571	Bank of New York Mellon (The) Corp.	7,594,816
401,224	Franklin Resources, Inc.	9,866,098
27,148	Goldman Sachs Group (The), Inc.	8,293,443
74,879	Morgan Stanley	6,034,499
19,848	Raymond James Financial, Inc.	1,934,386
102,866	State Street Corp.	6,888,936
59,275	T. Rowe Price Group, Inc.	7,293,196
		47,905,374

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 6.3%
17,930	Air Products and Chemicals, Inc.	$4,196,875
78,407	Celanese Corp.	11,521,125
113,855	Corteva, Inc.	6,568,295
175,803	Dow, Inc.	11,690,900
152,245	DuPont de Nemours, Inc.	10,037,513
58,400	Eastman Chemical Co.	5,995,928
16,580	FMC Corp.	2,197,513
108,949	LyondellBasell Industries N.V., Class A	11,551,862
134,763	Mosaic (The) Co.	8,411,906
16,643	PPG Industries, Inc.	2,130,138
		74,302,055

	Communications Equipment — 0.3%
80,360	Cisco Systems, Inc.	3,936,033

	Construction Materials — 0.2%
11,875	Vulcan Materials Co.	2,045,944

	Consumer Finance — 3.5%
257,640	Ally Financial, Inc.	10,295,294
85,324	Capital One Financial Corp.	10,633,077
81,330	Discover Financial Services	9,146,372
321,809	Synchrony Financial	11,845,789
		41,920,532

	Containers & Packaging — 1.5%
242,734	International Paper Co.	11,233,729
41,921	Packaging Corp. of America	6,756,408
		17,990,137

	Distributors — 1.2%
17,310	Genuine Parts Co.	2,251,166
246,691	LKQ Corp.	12,243,274
		14,494,440

	Diversified Financial Services — 0.9%
31,742	Berkshire Hathaway, Inc., Class B (a)	10,247,270

	Diversified Telecommunication Services — 1.7%
618,936	AT&T, Inc.	11,673,133
175,927	Verizon Communications, Inc.	8,145,420
		19,818,553

	Electric Utilities — 6.3%
71,716	Alliant Energy Corp.	4,217,618
65,595	American Electric Power Co., Inc.	6,501,120
58,611	Duke Energy Corp.	6,456,588
93,359	Edison International	6,422,166
76,761	Entergy Corp.	9,123,045
131,135	Evergy, Inc.	8,897,510
50,810	Eversource Energy	4,440,794
188,154	Exelon Corp.	8,801,844

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
97,707	FirstEnergy Corp.	$4,231,690
548,110	PG&E Corp. (a)	6,933,591
76,383	PPL Corp.	2,162,403
30,085	Southern (The) Co.	2,207,938
62,088	Xcel Energy, Inc.	4,548,567
		74,944,874

	Electrical Equipment — 0.7%
16,380	AMETEK, Inc.	2,068,139
14,374	Eaton Corp. PLC	2,084,517
45,700	Emerson Electric Co.	4,121,226
		8,273,882

	Electronic Equipment, Instruments & Components — 1.2%
242,800	Corning, Inc.	8,544,132
49,965	TE Connectivity Ltd.	6,234,633
		14,778,765

	Energy Equipment & Services — 0.5%
118,322	Halliburton Co.	4,214,630
52,807	Schlumberger N.V.	2,060,001
		6,274,631

	Entertainment — 0.1%
14,189	Take-Two Interactive Software, Inc. (a)	1,695,727

	Equity Real Estate Investment Trusts — 1.6%
157,445	VICI Properties, Inc.	4,693,436
295,572	Weyerhaeuser Co.	12,183,478
26,985	WP Carey, Inc.	2,179,578
		19,056,492

	Food & Staples Retailing — 1.2%
78,105	Kroger (The) Co.	4,214,546
250,217	Walgreens Boots Alliance, Inc.	10,609,201
		14,823,747

	Food Products — 5.4%
72,507	Archer-Daniels-Midland Co.	6,493,727
101,093	Bunge Ltd.	11,435,640
266,958	Conagra Brands, Inc.	9,324,843
66,168	General Mills, Inc.	4,680,063
42,326	Hormel Foods Corp.	2,217,459
48,330	J.M. Smucker (The) Co.	6,617,827
69,481	Kellogg Co.	4,759,448
55,382	Kraft Heinz (The) Co.	2,360,935
71,375	Mondelez International, Inc., Class A	4,602,260
124,982	Tyson Foods, Inc., Class A	11,643,323
		64,135,525

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 0.5%
54,770	Atmos Energy Corp.	$6,210,918

	Health Care Equipment & Supplies — 0.5%
28,134	Baxter International, Inc.	1,999,202
19,661	Medtronic PLC	2,051,822
6,148	Teleflex, Inc.	1,755,992
		5,807,016

	Health Care Providers & Services — 4.2%
9,122	Anthem, Inc.	4,578,605
25,911	Centene Corp. (a)	2,087,131
37,402	Cigna Corp.	9,230,066
64,661	CVS Health Corp.	6,215,862
15,038	Humana, Inc.	6,685,293
42,487	Laboratory Corp. of America Holdings (a)	10,208,776
81,851	Quest Diagnostics, Inc.	10,954,938
		49,960,671

	Hotels, Restaurants & Leisure — 0.9%
33,703	Darden Restaurants, Inc.	4,439,696
156,044	MGM Resorts International	6,404,046
		10,843,742

	Household Durables — 2.8%
150,344	D.R. Horton, Inc.	10,462,439
55,176	Garmin Ltd.	6,055,014
138,008	Lennar Corp., Class A	10,556,232
1,465	NVR, Inc. (a)	6,411,148
		33,484,833

	Household Products — 0.2%
17,712	Kimberly-Clark Corp.	2,458,957

	Industrial Conglomerates — 0.5%
43,958	3M Co.	6,339,623

	Insurance — 11.0%
139,180	Aflac, Inc.	7,972,231
80,876	Allstate (The) Corp.	10,234,049
178,463	American International Group, Inc.	10,441,870
231,355	Arch Capital Group Ltd. (a)	10,565,983
41,896	Chubb Ltd.	8,649,429
82,393	Cincinnati Financial Corp.	10,106,325
229,365	Fidelity National Financial, Inc.	9,133,314
124,799	Hartford Financial Services Group (The), Inc.	8,727,194
138,256	Loews Corp.	8,688,007
7,594	Markel Corp. (a)	10,276,808
127,515	MetLife, Inc.	8,375,185

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
89,149	Principal Financial Group, Inc.	$6,074,613
19,138	Progressive (The) Corp.	2,054,656
75,838	Prudential Financial, Inc.	8,229,181
49,044	Travelers (The) Cos., Inc.	8,389,467
32,759	W.R. Berkley Corp.	2,178,146
		130,096,458

	IT Services — 1.8%
72,984	Cognizant Technology Solutions Corp., Class A	5,904,406
44,621	Fidelity National Information Services, Inc.	4,424,172
21,514	Fiserv, Inc. (a)	2,106,651
47,825	Global Payments, Inc.	6,551,068
16,778	International Business Machines Corp.	2,218,219
		21,204,516

	Life Sciences Tools & Services — 0.9%
19,889	Bio-Rad Laboratories, Inc., Class A (a)	10,184,361

	Machinery — 2.9%
20,110	Caterpillar, Inc.	4,233,959
43,692	Cummins, Inc.	8,266,089
35,802	Fortive Corp.	2,058,615
74,310	PACCAR, Inc.	6,171,446
7,688	Parker-Hannifin Corp.	2,082,064
64,109	Stanley Black & Decker, Inc.	7,702,696
46,593	Westinghouse Air Brake Technologies Corp.	4,189,177
		34,704,046

	Media — 2.0%
191,408	Comcast Corp., Class A	7,610,382
126,400	Interpublic Group of (The) Cos., Inc.	4,123,168
52,790	Omnicom Group, Inc.	4,018,903
296,276	Paramount Global, Class B	8,627,557
		24,380,010

	Metals & Mining — 0.2%
27,457	Newmont Corp.	2,000,242

	Multiline Retail — 1.0%
9,798	Dollar General Corp.	2,327,319
13,622	Dollar Tree, Inc. (a)	2,212,894
30,838	Target Corp.	7,051,109
		11,591,322

	Multi-Utilities — 3.1%
47,790	Ameren Corp.	4,439,691
292,485	CenterPoint Energy, Inc.	8,952,966
93,572	CMS Energy Corp.	6,427,460

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
69,122	Consolidated Edison, Inc.	$6,410,374
52,734	Dominion Energy, Inc.	4,305,204
16,500	DTE Energy Co.	2,162,160
12,975	Sempra Energy	2,093,646
21,856	WEC Energy Group, Inc.	2,186,693
		36,978,194

	Oil, Gas & Consumable Fuels — 4.6%
55,037	Chevron Corp.	8,622,647
415,357	Coterra Energy, Inc.	11,958,128
135,636	Exxon Mobil Corp.	11,562,969
346,084	Kinder Morgan, Inc.	6,281,424
76,543	Marathon Petroleum Corp.	6,679,142
51,868	Phillips 66	4,500,068
44,129	Valero Energy Corp.	4,919,501
		54,523,879

	Pharmaceuticals — 1.7%
25,283	Johnson & Johnson	4,562,570
79,762	Merck & Co., Inc.	7,074,092
823,690	Viatris, Inc.	8,508,718
		20,145,380

	Real Estate Management & Development — 0.5%
71,508	CBRE Group, Inc., Class A (a)	5,938,024

	Road & Rail — 0.2%
7,649	Norfolk Southern Corp.	1,972,524

	Semiconductors & Semiconductor Equipment — 3.2%
226,033	Intel Corp.	9,852,779
143,821	Micron Technology, Inc.	9,807,154
90,268	Qorvo, Inc. (a)	10,270,693
67,241	Skyworks Solutions, Inc.	7,618,405
		37,549,031

	Software — 0.3%
168,961	NortonLifeLock, Inc.	4,230,783

	Specialty Retail — 2.2%
98,589	Best Buy Co., Inc.	8,866,109
67,832	CarMax, Inc. (a)	5,818,629
49,534	Ross Stores, Inc.	4,942,007
36,011	TJX (The) Cos., Inc.	2,206,754
11,252	Ulta Beauty, Inc. (a)	4,464,794
		26,298,293

	Technology Hardware, Storage & Peripherals — 3.2%
89,278	Dell Technologies, Inc., Class C	4,196,959
670,389	Hewlett Packard Enterprise Co.	10,330,694
246,880	HP, Inc.	9,043,214
26,283	NetApp, Inc.	1,925,230

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
225,623	Western Digital Corp. (a)	$11,973,813
		37,469,910

	Textiles, Apparel & Luxury Goods — 0.5%
115,097	VF Corp.	5,985,044

	Trading Companies & Distributors — 0.7%
25,230	United Rentals, Inc. (a)	7,985,800

	Wireless Telecommunication Services — 0.4%
34,910	T-Mobile US, Inc. (a)	4,298,817
	Total Common Stocks — 99.8%	1,185,591,074
	(Cost $1,135,557,216)

	Money Market Funds — 0.1%
714,136	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (b)	714,136
	(Cost $714,136)

	Total Investments — 99.9%	1,186,305,210
	(Cost $1,136,271,352)
	Net Other Assets and Liabilities — 0.1%	625,908
	Net Assets — 100.0%	$1,186,931,118

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2022.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,185,591,074	$1,185,591,074	$—	$—
Money Market Funds	714,136	714,136	—	—
Total Investments	$1,186,305,210	$1,186,305,210	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.1%
47,209	HEICO Corp.	$6,667,327
5,564	TransDigm Group, Inc. (a)	3,309,523
		9,976,850

	Air Freight & Logistics — 1.7%
35,130	Expeditors International of Washington, Inc.	3,480,329
22,878	FedEx Corp.	4,546,774
42,249	United Parcel Service, Inc., Class B	7,603,975
		15,631,078

	Automobiles — 0.8%
8,409	Tesla, Inc. (a)	7,322,221

	Banks — 1.2%
237,785	Regions Financial Corp.	4,926,905
12,348	Signature Bank	2,991,303
6,478	SVB Financial Group (a)	3,158,932
		11,077,140

	Beverages — 1.6%
116,907	Coca-Cola (The) Co.	7,553,361
43,303	PepsiCo, Inc.	7,435,558
		14,988,919

	Biotechnology — 4.2%
55,889	AbbVie, Inc.	8,208,976
22,193	Alnylam Pharmaceuticals, Inc. (a)	2,961,212
50,308	Horizon Therapeutics PLC (a)	4,958,357
30,726	Moderna, Inc. (a)	4,129,882
12,974	Regeneron Pharmaceuticals, Inc. (a)	8,551,293
34,715	Vertex Pharmaceuticals, Inc. (a)	9,484,832
		38,294,552

	Building Products — 0.2%
26,906	Johnson Controls International PLC	1,610,862

	Capital Markets — 5.6%
2,310	BlackRock, Inc.	1,443,011
71,372	Blackstone, Inc.	7,249,254
185,241	Carlyle Group (The), Inc.	6,722,396
107,460	Charles Schwab (The) Corp.	7,127,822
15,237	CME Group, Inc.	3,342,083
12,193	FactSet Research Systems, Inc.	4,919,753
54,858	Intercontinental Exchange, Inc.	6,353,105
123,965	KKR & Co., Inc.	6,318,496
5,227	Moody’s Corp.	1,654,241
9,902	Nasdaq, Inc.	1,558,278
45,455	Northern Trust Corp.	4,684,138
		51,372,577

	Chemicals — 0.9%
87,909	CF Industries Holdings, Inc.	8,512,229

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 2.9%
17,037	Cintas Corp.	$6,768,119
14,062	Copart, Inc. (a)	1,598,146
54,702	Republic Services, Inc.	7,344,837
103,398	Rollins, Inc.	3,467,969
45,727	Waste Management, Inc.	7,519,348
		26,698,419

	Communications Equipment — 1.2%
52,155	Arista Networks, Inc. (a)	6,027,553
21,855	Motorola Solutions, Inc.	4,670,195
		10,697,748

	Construction Materials — 0.5%
13,754	Martin Marietta Materials, Inc.	4,871,942

	Containers & Packaging — 0.2%
10,144	Avery Dennison Corp.	1,832,006

	Distributors — 0.6%
12,517	Pool Corp.	5,072,139

	Diversified Financial Services — 0.6%
116,926	Apollo Global Management, Inc.	5,818,238

	Electric Utilities — 0.5%
62,483	NextEra Energy, Inc.	4,437,543

	Electrical Equipment — 0.3%
5,937	Generac Holdings, Inc. (a)	1,302,459
6,302	Rockwell Automation, Inc.	1,592,326
		2,894,785

	Electronic Equipment, Instruments & Components — 0.7%
70,244	Amphenol Corp., Class A	5,022,446
11,168	Keysight Technologies, Inc. (a)	1,566,535
		6,588,981

	Entertainment — 0.9%
129,726	Liberty Media Corp.-Liberty Formula One, Class C (a)	8,085,822

	Equity Real Estate Investment Trusts — 7.1%
8,767	Alexandria Real Estate Equities, Inc.	1,596,997
14,590	AvalonBay Communities, Inc.	3,318,933
56,276	Boston Properties, Inc.	6,618,058
21,804	Camden Property Trust	3,420,829
9,560	Crown Castle International Corp.	1,770,608
62,417	Duke Realty Corp.	3,417,331
23,072	Equity LifeStyle Properties, Inc.	1,783,004
40,304	Equity Residential	3,284,776
10,491	Essex Property Trust, Inc.	3,454,371
25,745	Extra Space Storage, Inc.	4,891,550

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
51,395	Healthpeak Properties, Inc.	$1,686,270
43,912	Invitation Homes, Inc.	1,748,576
214,292	Kimco Realty Corp.	5,428,016
17,303	Mid-America Apartment Communities, Inc.	3,403,154
32,775	Prologis, Inc.	5,253,505
18,570	Public Storage	6,898,755
5,127	SBA Communications Corp.	1,779,633
20,674	Sun Communities, Inc.	3,629,734
30,753	UDR, Inc.	1,636,367
		65,020,467

	Food & Staples Retailing — 0.9%
15,733	Costco Wholesale Corp.	8,365,551

	Food Products — 0.8%
33,459	Hershey (The) Co.	7,554,038

	Health Care Equipment & Supplies — 3.7%
30,620	Abbott Laboratories	3,475,370
12,674	Cooper (The) Cos., Inc.	4,575,821
7,086	Dexcom, Inc. (a)	2,895,198
44,961	Edwards Lifesciences Corp. (a)	4,755,974
94,349	Hologic, Inc. (a)	6,792,184
6,623	Insulet Corp. (a)	1,582,831
5,847	Intuitive Surgical, Inc. (a)	1,399,187
7,277	ResMed, Inc.	1,455,182
29,978	STERIS PLC	6,716,571
		33,648,318

	Health Care Providers & Services — 1.8%
36,153	HCA Healthcare, Inc.	7,756,626
17,765	UnitedHealth Group, Inc.	9,034,391
		16,791,017

	Hotels, Restaurants & Leisure — 2.2%
30,818	Airbnb, Inc., Class A (a)	4,721,626
46,844	Caesars Entertainment, Inc. (a)	3,104,820
2,291	Chipotle Mexican Grill, Inc. (a)	3,334,802
14,657	McDonald’s Corp.	3,651,938
19,395	Starbucks Corp.	1,447,643
30,574	Yum! Brands, Inc.	3,577,464
		19,838,293

	Household Products — 1.2%
53,263	Church & Dwight Co., Inc.	5,196,338
34,642	Procter & Gamble (The) Co.	5,561,773
		10,758,111

	Insurance — 3.1%
22,260	Aon PLC, Class A	6,410,658

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
41,515	Arthur J. Gallagher & Co.	$6,994,862
125,365	Brown & Brown, Inc.	7,770,123
42,530	Marsh & McLennan Cos., Inc.	6,877,101
		28,052,744

	Interactive Media & Services — 0.7%
2,604	Alphabet, Inc., Class A (a)	5,942,823

	Internet & Direct Marketing Retail — 0.4%
1,620	Amazon.com, Inc. (a)	4,026,721

	IT Services — 5.5%
15,693	Accenture PLC, Class A	4,713,549
60,707	Akamai Technologies, Inc. (a)	6,816,182
23,265	Automatic Data Processing, Inc.	5,075,958
13,014	Block, Inc. (a)	1,295,414
60,551	Cloudflare, Inc., Class A (a)	5,215,863
24,368	Gartner, Inc. (a)	7,080,122
10,142	Mastercard, Inc., Class A	3,685,400
8,170	MongoDB, Inc. (a)	2,899,778
53,109	Paychex, Inc.	6,730,504
48,309	SS&C Technologies Holdings, Inc.	3,123,660
16,341	Visa, Inc., Class A	3,482,757
		50,119,187

	Life Sciences Tools & Services — 3.6%
52,166	Avantor, Inc. (a)	1,663,052
18,045	Danaher Corp.	4,531,641
22,895	IQVIA Holdings, Inc. (a)	4,990,881
2,638	Mettler-Toledo International, Inc.(a)	3,370,124
41,545	PerkinElmer, Inc.	6,090,912
12,269	Thermo Fisher Scientific, Inc.	6,783,776
5,684	Waters Corp. (a)	1,722,366
12,887	West Pharmaceutical Services, Inc.	4,060,178
		33,212,930

	Machinery — 2.1%
21,806	Deere & Co.	8,232,855
33,733	Dover Corp.	4,496,609
8,428	Illinois Tool Works, Inc.	1,661,243
35,044	Ingersoll Rand, Inc.	1,540,534
47,095	Otis Worldwide Corp.	3,430,400
		19,361,641

	Media — 0.9%
3,234	Charter Communications, Inc., Class A (a)	1,385,737
1,094,880	Sirius XM Holdings, Inc. (b)	6,569,280
		7,955,017

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 1.9%
182,148	Freeport-McMoRan, Inc.	$7,386,102
60,949	Nucor Corp.	9,433,686
		16,819,788

	Oil, Gas & Consumable Fuels — 10.5%
65,345	Cheniere Energy, Inc.	8,874,504
90,601	ConocoPhillips	8,654,208
153,227	Devon Energy Corp.	8,913,215
66,093	Diamondback Energy, Inc.	8,342,919
75,989	EOG Resources, Inc.	8,872,476
84,645	Hess Corp.	8,724,360
360,819	Marathon Oil Corp.	8,991,610
159,681	Occidental Petroleum Corp.	8,796,826
128,277	ONEOK, Inc.	8,123,782
36,235	Pioneer Natural Resources Co.	8,423,550
271,183	Williams (The) Cos., Inc.	9,298,865
		96,016,315

	Personal Products — 0.2%
6,479	Estee Lauder (The) Cos., Inc., Class A	1,710,845

	Pharmaceuticals — 2.9%
99,250	Bristol-Myers Squibb Co.	7,470,547
32,678	Catalent, Inc. (a)	2,959,320
25,311	Eli Lilly & Co.	7,394,102
175,009	Pfizer, Inc.	8,587,692
		26,411,661

	Professional Services — 0.9%
15,288	Equifax, Inc.	3,111,414
17,073	TransUnion	1,494,229
16,885	Verisk Analytics, Inc.	3,445,384
		8,051,027

	Road & Rail — 2.8%
193,539	CSX Corp.	6,646,129
45,125	J.B. Hunt Transport Services, Inc.	7,709,606
17,723	Old Dominion Freight Line, Inc.	4,964,567
26,528	Union Pacific Corp.	6,215,245
		25,535,547

	Semiconductors & Semiconductor Equipment — 7.2%
48,408	Advanced Micro Devices, Inc. (a)	4,139,852
27,495	Applied Materials, Inc.	3,034,073
11,508	Broadcom, Inc.	6,379,920
35,921	Enphase Energy, Inc. (a)	5,797,649
40,326	Entegris, Inc.	4,491,913
9,901	KLA Corp.	3,160,993
73,815	Marvell Technology, Inc.	4,287,175
23,478	Microchip Technology, Inc.	1,530,765
14,921	Monolithic Power Systems, Inc.	5,852,613
26,563	NVIDIA Corp.	4,926,640

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
19,582	NXP Semiconductors N.V.	$3,346,564
144,706	ON Semiconductor Corp. (a)	7,540,630
47,427	QUALCOMM, Inc.	6,625,078
14,921	Teradyne, Inc.	1,573,569
19,751	Texas Instruments, Inc.	3,362,608
		66,050,042

	Software — 5.7%
23,338	Bill.com Holdings, Inc. (a)	3,984,030
10,731	Cadence Design Systems, Inc. (a)	1,618,771
23,308	Crowdstrike Holdings, Inc., Class A (a)	4,632,698
47,851	Datadog, Inc., Class A (a)	5,779,444
21,208	Fortinet, Inc. (a)	6,129,324
3,672	Intuit, Inc.	1,537,650
17,170	Microsoft Corp.	4,765,018
43,804	Oracle Corp.	3,215,214
14,552	Palo Alto Networks, Inc. (a)	8,167,747
35,620	Splunk, Inc. (a)	4,346,352
15,879	Synopsys, Inc. (a)	4,553,939
3,965	Tyler Technologies, Inc. (a)	1,565,025
7,315	Zscaler, Inc. (a)	1,483,043
		51,778,255

	Specialty Retail — 3.9%
25,573	Advance Auto Parts, Inc.	5,105,138
4,433	AutoZone, Inc. (a)	8,668,599
14,790	Carvana Co. (a)	857,228
5,894	Home Depot (The), Inc.	1,770,558
17,926	Lowe’s Cos., Inc.	3,544,508
13,225	O’Reilly Automotive, Inc. (a)	8,021,624
38,825	Tractor Supply Co.	7,821,296
		35,788,951

	Technology Hardware, Storage & Peripherals — 1.3%
51,888	Apple, Inc.	8,180,143
40,314	Seagate Technology Holdings PLC	3,307,361
		11,487,504

	Textiles, Apparel & Luxury Goods — 0.2%
13,112	NIKE, Inc., Class B	1,635,066

	Tobacco — 1.0%
101,303	Altria Group, Inc.	5,629,408
38,579	Philip Morris International, Inc.	3,857,900
		9,487,308

	Trading Companies & Distributors — 1.5%
89,108	Fastenal Co.	4,928,564
17,568	W.W. Grainger, Inc.	8,784,527
		13,713,091

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 0.2%
10,660	American Water Works Co., Inc.	$1,642,493
	Total Common Stocks — 99.9%	912,558,802
	(Cost $890,390,755)

	Money Market Funds — 0.5%
3,217,097	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	3,217,097
1,283,326	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	1,283,326
	Total Money Market Funds — 0.5%	4,500,423
	(Cost $4,500,423)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$3,138,681	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $3,138,744. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $3,194,998. (d)	3,138,681
	(Cost $3,138,681)

	Total Investments — 100.7%	920,197,906
	(Cost $898,029,859)
	Net Other Assets and Liabilities — (0.7)%	(6,415,137)
	Net Assets — 100.0%	$913,782,769

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,912,352 and the total value of the collateral held by the Fund is $6,355,778.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$912,558,802	$912,558,802	$—	$—
Money Market Funds	4,500,423	4,500,423	—	—
Repurchase Agreements	3,138,681	—	3,138,681	—
Total Investments	$920,197,906	$917,059,225	$3,138,681	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.6%
1,954	AAR Corp. (a)	$91,799
3,045	BWX Technologies, Inc.	158,096
546	Curtiss-Wright Corp.	78,029
1,379	General Dynamics Corp.	326,175
822	Huntington Ingalls Industries, Inc.	174,872
1,338	L3Harris Technologies, Inc.	310,764
753	Lockheed Martin Corp.	325,386
2,398	Maxar Technologies, Inc.	77,240
1,586	Moog, Inc., Class A	126,674
1,487	Northrop Grumman Corp.	653,388
1,634	Raytheon Technologies Corp.	155,083
4,470	Textron, Inc.	309,547
		2,787,053

	Air Freight & Logistics — 0.4%
7,072	Air Transport Services Group, Inc. (a)	221,354
2,739	Atlas Air Worldwide Holdings, Inc. (a)	188,827
1,523	C.H. Robinson Worldwide, Inc.	161,666
2,451	Hub Group, Inc., Class A (a)	164,609
		736,456

	Airlines — 0.6%
4,241	Alaska Air Group, Inc. (a)	230,668
583	Allegiant Travel Co. (a)	90,476
5,485	JetBlue Airways Corp. (a)	60,390
8,200	SkyWest, Inc. (a)	239,030
7,259	Southwest Airlines Co. (a)	339,140
3,614	Sun Country Airlines Holdings, Inc. (a)	99,421
		1,059,125

	Auto Components — 1.2%
10,057	Adient PLC (a)	343,346
8,433	BorgWarner, Inc.	310,587
13,464	Dana, Inc.	199,402
5,623	Gentex Corp.	165,035
28,694	Goodyear Tire & Rubber (The) Co. (a)	382,204
1,823	LCI Industries	177,414
1,725	Lear Corp.	220,697
3,923	Patrick Industries, Inc.	244,207
		2,042,892

	Automobiles — 1.3%
49,152	Ford Motor Co.	695,992
19,002	General Motors Co. (a)	720,366
8,326	Harley-Davidson, Inc.	303,483
5,210	Thor Industries, Inc.	398,825
4,378	Winnebago Industries, Inc.	232,822
		2,351,488

	Banks — 8.9%
4,313	Ameris Bancorp	179,852

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
8,315	Associated Banc-Corp.	$165,884
5,158	Atlantic Union Bankshares Corp.	174,237
11,780	Bank of America Corp.	420,310
7,682	Bank OZK	295,142
4,305	BankUnited, Inc.	161,610
2,379	Banner Corp.	127,752
4,807	Berkshire Hills Bancorp, Inc.	118,925
2,619	BOK Financial Corp.	217,194
2,803	Cadence Bank	70,187
3,112	Cathay General Bancorp	124,760
12,452	Citigroup, Inc.	600,311
14,668	Citizens Financial Group, Inc.	577,919
4,315	Columbia Banking System, Inc.	121,165
1,814	Comerica, Inc.	148,567
1,169	Community Bank System, Inc.	75,284
2,000	CVB Financial Corp.	46,040
2,737	Dime Community Bancshares, Inc.	86,051
2,443	Eagle Bancorp, Inc.	123,005
2,076	East West Bancorp, Inc.	148,019
3,807	Eastern Bankshares, Inc.	72,942
2,000	Enterprise Financial Services Corp.	88,340
19,761	F.N.B. Corp.	227,647
3,135	FB Financial Corp.	120,792
11,282	Fifth Third Bancorp	423,413
2,265	First Bancorp	84,847
14,424	First BanCorp	196,311
5,496	First Busey Corp.	123,495
9,186	First Commonwealth Financial Corp.	123,827
8,210	First Financial Bancorp	167,895
3,896	First Foundation, Inc.	86,569
3,393	First Hawaiian, Inc.	80,109
3,347	First Merchants Corp.	131,169
8,379	Fulton Financial Corp.	127,109
1,631	Glacier Bancorp, Inc.	74,635
4,718	Hancock Whitney Corp.	220,661
3,957	Heartland Financial USA, Inc.	173,198
8,046	Hilltop Holdings, Inc.	205,093
10,886	Home BancShares, Inc.	235,355
11,769	Hope Bancorp, Inc.	168,297
22,740	Huntington Bancshares, Inc.	299,031
1,004	Independent Bank Corp.	77,469
1,330	Independent Bank Group, Inc.	90,174
4,484	International Bancshares Corp.	178,418
4,878	JPMorgan Chase & Co.	582,238
29,711	KeyCorp	573,719
2,865	M&T Bank Corp.	477,424
2,536	Meta Financial Group, Inc.	110,696
2,349	National Bank Holdings Corp., Class A	85,762
3,854	NBT Bancorp, Inc.	135,661
10,308	Northwest Bancshares, Inc.	130,705
2,834	Old National Bancorp	42,963
5,354	Pacific Premier Bancorp, Inc.	167,901
7,606	PacWest Bancorp	250,161

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
353	Park National Corp.	$41,601
1,781	Pinnacle Financial Partners, Inc.	138,117
2,632	PNC Financial Services Group (The), Inc.	437,175
4,013	Popular, Inc.	312,974
3,546	Prosperity Bancshares, Inc.	231,838
5,658	Renasant Corp.	168,552
4,213	Sandy Spring Bancorp, Inc.	165,445
1,326	Seacoast Banking Corp. of Florida	43,095
7,218	Simmons First National Corp., Class A	172,294
2,010	SouthState Corp.	155,654
5,021	Synovus Financial Corp.	208,572
2,430	Texas Capital Bancshares, Inc. (a)	124,805
6,321	TowneBank	174,270
8,564	Truist Financial Corp.	414,069
4,582	Trustmark Corp.	127,746
9,136	U.S. Bancorp	443,644
7,053	United Bankshares, Inc.	234,583
1,334	United Community Banks, Inc.	40,207
18,896	Valley National Bancorp	226,374
4,243	Washington Federal, Inc.	129,115
13,721	Wells Fargo & Co.	598,647
5,508	WesBanco, Inc.	177,578
1,765	Wintrust Financial Corp.	154,120
3,753	Zions Bancorp N.A.	212,082
		15,448,797

	Beverages — 0.4%
4,271	Keurig Dr Pepper, Inc.	159,736
7,681	Molson Coors Beverage Co., Class B	415,849
1,885	National Beverage Corp.	83,091
		658,676

	Biotechnology — 1.1%
669	Amgen, Inc.	156,004
1,579	Biogen, Inc. (a)	327,548
5,761	Emergent BioSolutions, Inc. (a)	186,541
3,617	Exelixis, Inc. (a)	80,804
11,185	Gilead Sciences, Inc.	663,718
6,114	Incyte Corp. (a)	458,305
413	Ligand Pharmaceuticals, Inc. (a)	38,351
		1,911,271

	Building Products — 0.7%
3,242	Gibraltar Industries, Inc. (a)	122,677
6,867	JELD-WEN Holding, Inc. (a)	142,765
3,585	Owens Corning	325,984
5,844	Resideo Technologies, Inc. (a)	131,432
1,060	Trane Technologies PLC	148,283
4,251	UFP Industries, Inc.	328,900
		1,200,041

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 3.2%
13,398	Bank of New York Mellon (The) Corp.	$563,520
21,505	BGC Partners, Inc., Class A	78,063
5,743	Brightsphere Investment Group, Inc.	115,090
2,947	Evercore, Inc., Class A	311,645
4,089	Federated Hermes, Inc.	116,455
29,769	Franklin Resources, Inc.	732,020
2,014	Goldman Sachs Group (The), Inc.	615,257
17,781	Invesco Ltd.	326,815
12,482	Jefferies Financial Group, Inc.	383,946
7,131	Lazard Ltd., Class A	233,683
5,556	Morgan Stanley	447,758
1,473	Raymond James Financial, Inc.	143,559
2,724	SEI Investments Co.	151,781
7,632	State Street Corp.	511,115
3,623	Stifel Financial Corp.	224,082
4,398	T. Rowe Price Group, Inc.	541,130
1,247	Virtu Financial, Inc., Class A	36,013
		5,531,932

	Chemicals — 4.7%
1,330	Air Products and Chemicals, Inc.	311,313
1,667	Ashland Global Holdings, Inc.	174,985
3,417	Avient Corp.	168,253
3,336	Axalta Coating Systems Ltd. (a)	84,634
5,818	Celanese Corp.	854,897
10,420	Chemours (The) Co.	344,589
8,448	Corteva, Inc.	487,365
13,044	Dow, Inc.	867,426
11,296	DuPont de Nemours, Inc.	744,745
4,333	Eastman Chemical Co.	444,869
1,230	FMC Corp.	163,024
3,724	H.B. Fuller Co.	248,391
10,931	Huntsman Corp.	370,233
1,477	Ingevity Corp. (a)	88,472
502	Innospec, Inc.	47,846
8,084	LyondellBasell Industries N.V., Class A	857,147
2,861	Minerals Technologies, Inc.	181,988
9,999	Mosaic (The) Co.	624,138
292	NewMarket Corp.	94,786
1,235	PPG Industries, Inc.	158,068
667	Scotts Miracle-Gro (The) Co.	69,321
1,409	Stepan Co.	143,873
4,937	Trinseo PLC	234,261
3,323	Westlake Corp.	420,526
		8,185,150

	Commercial Services & Supplies — 0.4%
2,055	ABM Industries, Inc.	99,195
2,045	Brady Corp., Class A	91,514
13,905	BrightView Holdings, Inc. (a)	176,037
735	Clean Harbors, Inc. (a)	77,123

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
1,253	HNI Corp.	$44,657
5,242	KAR Auction Services, Inc. (a)	76,848
514	UniFirst Corp.	88,562
		653,936

	Communications Equipment — 0.2%
5,962	Cisco Systems, Inc.	292,019
4,341	NetScout Systems, Inc. (a)	133,703
		425,722

	Construction & Engineering — 0.7%
1,653	Arcosa, Inc.	88,485
487	Dycom Industries, Inc. (a)	41,351
1,456	EMCOR Group, Inc.	155,035
1,415	Granite Construction, Inc.	41,955
2,825	MasTec, Inc. (a)	203,428
12,309	MDU Resources Group, Inc.	317,080
9,931	Primoris Services Corp.	230,200
344	Valmont Industries, Inc.	85,591
		1,163,125

	Construction Materials — 0.1%
881	Vulcan Materials Co.	151,787

	Consumer Finance — 2.5%
19,116	Ally Financial, Inc.	763,875
6,331	Capital One Financial Corp.	788,969
6,034	Discover Financial Services	678,584
660	FirstCash Holdings, Inc.	52,655
3,443	Green Dot Corp., Class A (a)	91,171
388	LendingTree, Inc. (a)	30,815
11,106	Navient Corp.	176,474
2,227	Nelnet, Inc., Class A	182,770
6,919	OneMain Holdings, Inc.	317,790
6,578	PROG Holdings, Inc. (a)	174,120
13,400	SLM Corp.	224,182
23,877	Synchrony Financial	878,912
		4,360,317

	Containers & Packaging — 1.6%
698	AptarGroup, Inc.	80,151
5,659	Berry Global Group, Inc. (a)	318,885
4,092	Graphic Packaging Holding Co.	89,205
2,909	Greif, Inc., Class A	176,518
18,010	International Paper Co.	833,503
10,566	O-I Glass, Inc. (a)	142,430
3,110	Packaging Corp. of America	501,239
13,843	Pactiv Evergreen, Inc.	136,492
3,548	Silgan Holdings, Inc.	157,425
2,949	TriMas Corp.	87,113

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
6,975	Westrock Co.	$345,472
		2,868,433

	Distributors — 0.6%
1,284	Genuine Parts Co.	166,984
18,303	LKQ Corp.	908,378
		1,075,362

	Diversified Consumer Services — 0.5%
21,609	ADT, Inc.	148,022
3,185	Adtalem Global Education, Inc. (a)	93,352
1,555	Frontdoor, Inc. (a)	48,065
387	Graham Holdings Co., Class B	229,247
974	Grand Canyon Education, Inc. (a)	93,475
2,851	Strategic Education, Inc.	184,174
3,833	Stride, Inc. (a)	150,637
		946,972

	Diversified Financial Services — 0.7%
2,355	Berkshire Hathaway, Inc., Class B (a)	760,265
5,348	Jackson Financial, Inc., Class A	226,274
4,944	Voya Financial, Inc.	312,164
		1,298,703

	Diversified Telecommunication Services — 1.4%
45,922	AT&T, Inc.	866,089
14,819	Frontier Communications Parent, Inc. (a)	391,073
19,734	Liberty Latin America Ltd., Class C (a)	182,342
36,383	Lumen Technologies, Inc.	366,013
13,053	Verizon Communications, Inc.	604,354
		2,409,871

	Electric Utilities — 4.0%
2,079	ALLETE, Inc.	123,368
5,321	Alliant Energy Corp.	312,928
4,867	American Electric Power Co., Inc.	482,368
4,349	Duke Energy Corp.	479,086
6,927	Edison International	476,508
5,695	Entergy Corp.	676,851
9,730	Evergy, Inc.	660,181
3,770	Eversource Energy	329,498
13,960	Exelon Corp.	653,049
7,249	FirstEnergy Corp.	313,954
3,877	Hawaiian Electric Industries, Inc.	159,383
711	IDACORP, Inc.	74,783
8,551	NRG Energy, Inc.	306,981
8,044	OGE Energy Corp.	311,142
40,667	PG&E Corp. (a)	514,438

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
4,200	Pinnacle West Capital Corp.	$299,040
4,461	Portland General Electric Co.	211,139
5,667	PPL Corp.	160,433
2,232	Southern (The) Co.	163,806
4,607	Xcel Energy, Inc.	337,509
		7,046,445

	Electrical Equipment — 0.6%
1,215	AMETEK, Inc.	153,406
1,067	Eaton Corp. PLC	154,736
3,391	Emerson Electric Co.	305,800
1,269	EnerSys	83,069
19,672	GrafTech International Ltd.	178,622
446	Hubbell, Inc.	87,131
551	Regal Rexnord Corp.	70,109
2,700	Sunrun, Inc. (a)	53,946
		1,086,819

	Electronic Equipment, Instruments & Components — 2.4%
2,765	Arrow Electronics, Inc. (a)	325,883
10,102	Avnet, Inc.	441,053
18,015	Corning, Inc.	633,948
2,263	II-VI, Inc. (a)	138,518
433	Insight Enterprises, Inc. (a)	43,027
2,242	IPG Photonics Corp. (a)	211,824
3,985	Jabil, Inc.	230,054
10,987	Knowles Corp. (a)	203,479
4,376	Methode Electronics, Inc.	195,213
1,112	OSI Systems, Inc. (a)	87,959
1,157	Plexus Corp. (a)	93,879
5,852	Sanmina Corp. (a)	239,288
2,384	TD SYNNEX Corp.	238,615
3,707	TE Connectivity Ltd.	462,560
12,770	TTM Technologies, Inc. (a)	178,142
12,069	Vishay Intertechnology, Inc.	224,846
9,690	Vontier Corp.	248,258
		4,196,546

	Energy Equipment & Services — 0.5%
8,779	Halliburton Co.	312,708
6,749	Noble Corp. (a)	215,495
3,918	Schlumberger N.V.	152,841
30,472	Transocean Ltd. (a)	114,575
		795,619

	Entertainment — 0.1%
1,053	Take-Two Interactive Software, Inc. (a)	125,844

	Equity Real Estate Investment Trusts — 2.1%
2,142	Acadia Realty Trust	44,811
2,583	Apple Hospitality REIT, Inc.	45,693

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
3,283	Brandywine Realty Trust	$38,313
1,627	Corporate Office Properties Trust	43,425
9,636	Empire State Realty Trust, Inc., Class A	83,255
848	EPR Properties	44,537
8,853	Global Net Lease, Inc.	124,208
1,673	Hudson Pacific Properties, Inc.	38,947
8,348	Industrial Logistics Properties Trust	134,904
5,949	iStar, Inc.	100,181
2,460	LTC Properties, Inc.	81,180
2,968	Macerich (The) Co.	37,248
1,603	National Health Investors, Inc.	82,603
7,895	Omega Healthcare Investors, Inc.	201,165
8,673	Paramount Group, Inc.	82,480
9,351	Physicians Realty Trust	160,276
5,495	Piedmont Office Realty Trust, Inc., Class A	88,469
4,041	SL Green Realty Corp.	279,718
3,564	Spirit Realty Capital, Inc.	154,856
5,611	STORE Capital Corp.	159,521
3,941	Sunstone Hotel Investors, Inc. (a)	48,277
11,682	VICI Properties, Inc.	348,240
1,810	Vornado Realty Trust	70,065
3,711	Washington Real Estate Investment Trust	89,398
21,930	Weyerhaeuser Co.	903,955
2,002	WP Carey, Inc.	161,701
		3,647,426

	Food & Staples Retailing — 1.1%
828	Casey’s General Stores, Inc.	166,676
5,795	Kroger (The) Co.	312,698
589	PriceSmart, Inc.	46,796
4,355	Sprouts Farmers Market, Inc. (a)	129,779
4,577	United Natural Foods, Inc. (a)	196,491
18,565	Walgreens Boots Alliance, Inc.	787,156
2,650	Weis Markets, Inc.	211,682
		1,851,278

	Food Products — 3.5%
5,380	Archer-Daniels-Midland Co.	481,833
1,720	B&G Foods, Inc. (b)	46,320
7,501	Bunge Ltd.	848,513
3,680	Campbell Soup Co.	173,770
19,807	Conagra Brands, Inc.	691,858
2,041	Darling Ingredients, Inc. (a)	149,789
3,190	Flowers Foods, Inc.	84,599
4,909	General Mills, Inc.	347,214
1,349	Hain Celestial Group (The), Inc. (a)	45,245
3,140	Hormel Foods Corp.	164,505
941	Ingredion, Inc.	80,088
3,586	J.M. Smucker (The) Co.	491,031
5,155	Kellogg Co.	353,117

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
4,109	Kraft Heinz (The) Co.	$175,167
550	Lancaster Colony Corp.	85,349
5,296	Mondelez International, Inc., Class A	341,486
2,368	Post Holdings, Inc. (a)	176,156
97	Seaboard Corp.	409,824
4,317	TreeHouse Foods, Inc. (a)	135,985
9,273	Tyson Foods, Inc., Class A	863,873
		6,145,722

	Gas Utilities — 0.9%
4,064	Atmos Energy Corp.	460,857
2,692	Northwest Natural Holding Co.	128,758
1,859	ONE Gas, Inc.	156,844
3,142	Southwest Gas Holdings, Inc.	276,842
2,637	Spire, Inc.	191,842
11,321	UGI Corp.	388,310
		1,603,453

	Health Care Equipment & Supplies — 0.5%
1,386	Avanos Medical, Inc. (a)	40,416
2,087	Baxter International, Inc.	148,302
3,332	DENTSPLY SIRONA, Inc.	133,247
681	Enovis Corp. (a)	44,176
3,367	Envista Holdings Corp. (a)	133,401
576	Integer Holdings Corp. (a)	43,298
1,459	Medtronic PLC	152,261
456	Teleflex, Inc.	130,243
		825,344

	Health Care Providers & Services — 3.1%
1,251	Acadia Healthcare Co., Inc. (a)	84,918
476	Amedisys, Inc. (a)	60,761
677	Anthem, Inc.	339,807
1,922	Centene Corp. (a)	154,817
2,775	Cigna Corp.	684,814
4,798	CVS Health Corp.	461,232
1,450	DaVita, Inc. (a)	157,136
2,306	Encompass Health Corp.	158,722
3,790	Fulgent Genetics, Inc. (a)	207,995
940	Henry Schein, Inc. (a)	76,234
1,116	Humana, Inc.	496,129
3,152	Laboratory Corp. of America Holdings (a)	757,363
4,030	MEDNAX, Inc. (a)	74,636
2,150	Owens & Minor, Inc.	76,304
1,434	Patterson Cos., Inc.	44,124
9,217	Premier, Inc., Class A	333,748
6,073	Quest Diagnostics, Inc.	812,810
5,805	Select Medical Holdings Corp.	131,251

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
2,829	Universal Health Services, Inc., Class B	$346,637
		5,459,438

	Health Care Technology — 0.2%
8,404	Allscripts Healthcare Solutions, Inc. (a)	173,627
40,437	Multiplan Corp. (a)	179,136
		352,763

	Hotels, Restaurants & Leisure — 0.9%
1,510	Bally’s Corp. (a)	45,058
6,347	Bloomin’ Brands, Inc.	139,571
3,649	Brinker International, Inc. (a)	132,568
797	Cracker Barrel Old Country Store, Inc.	88,459
2,501	Darden Restaurants, Inc.	329,457
945	Dave & Buster’s Entertainment, Inc. (a)	42,998
11,578	MGM Resorts International	475,161
5,800	Penn National Gaming, Inc. (a)	212,106
979	Texas Roadhouse, Inc.	80,601
		1,545,979

	Household Durables — 4.1%
4,416	Century Communities, Inc.	232,812
11,155	D.R. Horton, Inc.	776,276
4,094	Garmin Ltd.	449,276
419	Helen of Troy Ltd. (a)	89,880
7,306	KB Home	236,934
8,971	La-Z-Boy, Inc.	235,758
9,426	Leggett & Platt, Inc.	335,848
10,240	Lennar Corp., Class A	783,258
2,422	LGI Homes, Inc. (a)	226,966
6,252	M.D.C. Holdings, Inc.	230,761
5,334	M/I Homes, Inc. (a)	236,190
5,175	Meritage Homes Corp. (a)	427,196
3,301	Mohawk Industries, Inc. (a)	465,639
7,661	Newell Brands, Inc.	177,352
109	NVR, Inc. (a)	477,007
9,786	PulteGroup, Inc.	408,663
8,691	Taylor Morrison Home Corp. (a)	227,617
8,720	Toll Brothers, Inc.	404,346
11,781	Tri Pointe Homes, Inc. (a)	243,513
2,373	Whirlpool Corp.	430,747
		7,096,039

	Household Products — 0.3%
4,641	Central Garden & Pet Co., Class A (a)	192,044
1,314	Kimberly-Clark Corp.	182,423

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
2,795	Reynolds Consumer Products, Inc.	$82,704
		457,171

	Industrial Conglomerates — 0.3%
3,262	3M Co.	470,446

	Insurance — 8.6%
10,326	Aflac, Inc.	591,473
6,001	Allstate (The) Corp.	759,367
8,219	American Equity Investment Life Holding Co.	310,021
2,253	American Financial Group, Inc.	311,995
13,241	American International Group, Inc.	774,731
17,166	Arch Capital Group Ltd. (a)	783,971
1,124	Argo Group International Holdings Ltd.	48,107
451	Assurant, Inc.	82,028
2,973	Assured Guaranty Ltd.	163,961
5,425	Axis Capital Holdings Ltd.	311,015
1,587	Brighthouse Financial, Inc. (a)	81,508
3,109	Chubb Ltd.	641,853
6,113	Cincinnati Financial Corp.	749,821
9,428	CNO Financial Group, Inc.	227,592
1,256	Enstar Group Ltd. (a)	296,102
466	Erie Indemnity Co., Class A	74,690
1,088	Everest Re Group Ltd.	298,884
17,018	Fidelity National Financial, Inc.	677,657
6,326	First American Financial Corp.	368,869
62,582	Genworth Financial, Inc., Class A (a)	232,179
2,446	Globe Life, Inc.	239,904
1,645	Hanover Insurance Group (The), Inc.	241,519
9,259	Hartford Financial Services Group (The), Inc.	647,482
3,329	Horace Mann Educators Corp.	132,661
5,019	Lincoln National Corp.	301,893
10,258	Loews Corp.	644,613
563	Markel Corp. (a)	761,897
3,441	Mercury General Corp.	173,530
9,461	MetLife, Inc.	621,398
15,850	Old Republic International Corp.	348,859
599	Primerica, Inc.	77,606
6,615	Principal Financial Group, Inc.	450,746
1,420	Progressive (The) Corp.	152,451
5,627	Prudential Financial, Inc.	610,586
2,248	Reinsurance Group of America, Inc.	241,255
741	RLI Corp.	85,052
2,753	Selective Insurance Group, Inc.	226,737
6,206	SiriusPoint Ltd. (a)	38,974
3,903	Stewart Information Services Corp.	201,395
3,639	Travelers (The) Cos., Inc.	622,487
10,410	Unum Group	317,713

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
2,431	W.R. Berkley Corp.	$161,637
		15,086,219

	Interactive Media & Services — 0.4%
5,659	Bumble, Inc., Class A (a)	135,759
3,271	IAC/InterActiveCorp. (a)	271,101
4,237	Ziff Davis, Inc. (a)	374,381
		781,241

	Internet & Direct Marketing Retail — 0.2%
2,150	Overstock.com, Inc. (a)	72,154
49,697	Qurate Retail, Inc., Series A	209,224
		281,378

	IT Services — 1.5%
4,213	Bread Financial Holdings, Inc.	230,872
5,415	Cognizant Technology Solutions Corp., Class A	438,074
730	CSG Systems International, Inc.	44,873
5,026	DXC Technology Co. (a)	144,246
3,311	Fidelity National Information Services, Inc.	328,286
1,596	Fiserv, Inc. (a)	156,280
1,885	Genpact Ltd.	75,909
3,548	Global Payments, Inc.	486,005
1,245	International Business Machines Corp.	164,602
2,188	Maximus, Inc.	159,461
4,159	Rackspace Technology, Inc. (a)	41,133
7,109	SolarWinds Corp.	87,938
13,128	Western Union (The) Co.	220,025
		2,577,704

	Leisure Products — 1.1%
2,350	Acushnet Holdings Corp.	95,739
4,055	Brunswick Corp.	306,599
14,006	Callaway Golf Co. (a)	307,292
2,002	Hasbro, Inc.	176,296
3,262	Malibu Boats, Inc., Class A (a)	164,046
14,769	Mattel, Inc. (a)	359,034
2,336	Polaris, Inc.	221,780
6,628	Vista Outdoor, Inc. (a)	233,504
		1,864,290

	Life Sciences Tools & Services — 0.4%
1,476	Bio-Rad Laboratories, Inc., Class A (a)	755,801

	Machinery — 2.9%
1,685	AGCO Corp.	214,669
658	Alamo Group, Inc.	83,197
551	Albany International Corp., Class A	43,099

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
6,267	Allison Transmission Holdings, Inc.	$234,636
1,192	Altra Industrial Motion Corp.	46,488
1,080	Astec Industries, Inc.	42,228
3,465	Barnes Group, Inc.	116,355
1,492	Caterpillar, Inc.	314,126
3,242	Cummins, Inc.	613,354
3,158	Donaldson Co., Inc.	154,868
1	Esab Corp. (a)	47
664	ESCO Technologies, Inc.	41,467
2,804	Federal Signal Corp.	95,420
2,656	Fortive Corp.	152,720
2,181	ITT, Inc.	153,150
4,867	Kennametal, Inc.	125,228
3,593	Mueller Water Products, Inc., Class A	43,224
2,444	Oshkosh Corp.	225,923
5,514	PACCAR, Inc.	457,938
570	Parker-Hannifin Corp.	154,367
1,789	Proto Labs, Inc. (a)	76,229
1,197	Snap-on, Inc.	254,350
940	SPX Corp. (a)	39,386
4,757	Stanley Black & Decker, Inc.	571,554
589	Tennant Co.	38,038
3,905	Terex Corp.	132,770
5,404	Timken (The) Co.	311,487
3,457	Westinghouse Air Brake Technologies Corp.	310,819
		5,047,137

	Marine — 0.2%
3,399	Matson, Inc.	292,382

	Media — 1.8%
29,663	Advantage Solutions, Inc. (a)	149,205
14,202	Comcast Corp., Class A	564,672
12,955	DISH Network Corp., Class A (a)	369,347
9,103	E.W. Scripps (The) Co., Class A (a)	149,835
8,575	Gray Television, Inc.	158,809
9,378	Interpublic Group of (The) Cos., Inc.	305,910
2,626	John Wiley & Sons, Inc., Class A	133,637
14,809	News Corp., Class A	294,107
3,917	Omnicom Group, Inc.	298,201
21,982	Paramount Global, Class B	640,116
		3,063,839

	Metals & Mining — 1.1%
9,852	Commercial Metals Co.	403,932
541	Materion Corp.	46,066
2,037	Newmont Corp.	148,395
2,236	Reliance Steel & Aluminum Co.	443,287
4,915	Steel Dynamics, Inc.	421,461
10,865	United States Steel Corp.	331,274

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
4,601	Worthington Industries, Inc.	$218,870
		2,013,285

	Mortgage Real Estate Investment Trusts — 1.5%
18,780	AGNC Investment Corp.	206,204
58,244	Annaly Capital Management, Inc.	373,926
16,982	Apollo Commercial Real Estate Finance, Inc.	204,463
7,739	Blackstone Mortgage Trust, Inc., Class A	232,480
19,648	Chimera Investment Corp.	196,873
7,972	Ladder Capital Corp.	90,801
14,675	MFA Financial, Inc.	209,119
29,875	New Residential Investment Corp.	310,700
64,811	New York Mortgage Trust, Inc.	208,691
2,748	PennyMac Mortgage Investment Trust	42,154
22,465	Redwood Trust, Inc.	217,911
6,786	Starwood Property Trust, Inc.	155,264
34,222	Two Harbors Investment Corp.	164,608
		2,613,194

	Multiline Retail — 1.1%
727	Dollar General Corp.	172,684
1,011	Dollar Tree, Inc. (a)	164,237
6,782	Kohl’s Corp.	392,542
16,832	Macy’s, Inc.	406,830
3,490	Nordstrom, Inc.	89,693
2,203	Ollie’s Bargain Outlet Holdings, Inc. (a)	105,854
2,288	Target Corp.	523,151
		1,854,991

	Multi-Utilities — 2.0%
3,546	Ameren Corp.	329,423
3,084	Avista Corp.	125,118
3,194	Black Hills Corp.	233,928
21,701	CenterPoint Energy, Inc.	664,268
6,943	CMS Energy Corp.	476,915
5,128	Consolidated Edison, Inc.	475,571
3,913	Dominion Energy, Inc.	319,457
1,224	DTE Energy Co.	160,393
5,158	NiSource, Inc.	150,201
3,129	NorthWestern Corp.	177,383
963	Sempra Energy	155,390
1,622	WEC Energy Group, Inc.	162,281
		3,430,328

	Oil, Gas & Consumable Fuels — 3.2%
5,289	California Resources Corp.	212,671
4,713	Chesapeake Energy Corp.	386,560
4,084	Chevron Corp.	639,840

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
30,818	Coterra Energy, Inc.	$887,250
10,064	Exxon Mobil Corp.	857,956
8,232	HF Sinclair Corp. (a)	312,981
25,678	Kinder Morgan, Inc.	466,056
5,679	Marathon Petroleum Corp.	495,550
7,766	PBF Energy, Inc., Class A (a)	225,680
7,715	Peabody Energy Corp. (a)	174,668
3,848	Phillips 66	333,852
3,274	Valero Energy Corp.	364,985
6,999	World Fuel Services Corp.	169,516
		5,527,565

	Personal Products — 0.4%
27,366	Coty, Inc., Class A (a)	221,938
5,161	Edgewell Personal Care Co.	196,841
2,909	Nu Skin Enterprises, Inc., Class A	124,040
1,753	USANA Health Sciences, Inc. (a)	134,385
		677,204

	Pharmaceuticals — 1.1%
2,061	Corcept Therapeutics, Inc. (a)	44,332
1,876	Johnson & Johnson	338,543
5,918	Merck & Co., Inc.	524,868
7,043	Organon & Co.	227,700
2,134	Perrigo Co. PLC	73,196
1,436	Supernus Pharmaceuticals, Inc. (a)	40,064
61,114	Viatris, Inc.	631,308
		1,880,011

	Professional Services — 0.8%
2,108	ASGN, Inc. (a)	239,153
934	Booz Allen Hamilton Holding Corp.	76,243
817	CACI International, Inc., Class A (a)	216,750
522	FTI Consulting, Inc. (a)	82,325
493	ICF International, Inc.	48,713
2,144	Korn Ferry	131,727
759	Leidos Holdings, Inc.	78,564
1,746	ManpowerGroup, Inc.	157,489
1,098	ManTech International Corp., Class A	88,213
1,779	Science Applications International Corp.	148,066
834	TriNet Group, Inc. (a)	73,976
		1,341,219

	Real Estate Management & Development — 0.5%
5,306	CBRE Group, Inc., Class A (a)	440,610
1,370	Jones Lang LaSalle, Inc. (a)	299,660
15,087	Realogy Holdings Corp. (a)	165,354
		905,624

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 0.9%
3,702	Hertz Global Holdings, Inc. (a)	$74,262
8,126	Knight-Swift Transportation Holdings, Inc.	389,154
10,656	Marten Transport Ltd.	185,201
567	Norfolk Southern Corp.	146,218
5,169	Ryder System, Inc.	361,313
9,277	Schneider National, Inc., Class B	219,216
5,770	Werner Enterprises, Inc.	228,665
1,126	XPO Logistics, Inc. (a)	60,568
		1,664,597

	Semiconductors & Semiconductor Equipment — 2.2%
18,878	Amkor Technology, Inc.	355,095
1,934	Cirrus Logic, Inc. (a)	146,597
7,992	Cohu, Inc. (a)	212,268
3,917	First Solar, Inc. (a)	286,058
16,771	Intel Corp.	731,048
10,671	Micron Technology, Inc.	727,655
6,697	Qorvo, Inc. (a)	761,985
4,989	Skyworks Solutions, Inc.	565,254
1,797	SMART Global Holdings, Inc. (a)	40,720
		3,826,680

	Software — 0.3%
2,604	ACI Worldwide, Inc. (a)	71,922
3,664	Avaya Holdings Corp. (a)	33,892
2,621	Cerence, Inc. (a)	77,320
1,048	Dolby Laboratories, Inc., Class A	81,189
12,536	NortonLifeLock, Inc.	313,901
		578,224

	Specialty Retail — 3.7%
24,407	American Eagle Outfitters, Inc. (b)	368,790
1,477	Asbury Automotive Group, Inc. (a)	271,340
4,118	AutoNation, Inc. (a)	477,317
7,315	Best Buy Co., Inc.	657,838
5,728	Buckle (The), Inc.	177,912
4,982	Camping World Holdings, Inc., Class A (b)	127,938
5,033	CarMax, Inc. (a)	431,731
13,825	Foot Locker, Inc.	405,211
17,473	Gap (The), Inc.	217,014
1,410	Group 1 Automotive, Inc.	245,537
8,661	Guess?, Inc.	194,613
1,093	Lithia Motors, Inc.	309,461
2,134	Monro, Inc.	97,588
4,375	Penske Automotive Group, Inc.	458,587
8,381	Petco Health & Wellness Co., Inc. (a) (b)	161,418
5,528	Rent-A-Center, Inc.	133,335
3,675	Ross Stores, Inc.	366,655
8,910	Sally Beauty Holdings, Inc. (a)	134,719
5,565	Sonic Automotive, Inc., Class A	236,791

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
2,672	TJX (The) Cos., Inc.	$163,740
835	Ulta Beauty, Inc. (a)	331,328
9,421	Urban Outfitters, Inc. (a)	224,220
6,387	Victoria’s Secret & Co. (a)	300,955
		6,494,038

	Technology Hardware, Storage & Peripherals — 1.8%
11,346	3D Systems Corp. (a)	128,664
2,194	Corsair Gaming, Inc. (a) (b)	33,195
6,624	Dell Technologies, Inc., Class C	311,394
49,740	Hewlett Packard Enterprise Co.	766,493
18,317	HP, Inc.	670,952
1,950	NetApp, Inc.	142,837
3,658	Super Micro Computer, Inc. (a)	154,002
16,740	Western Digital Corp. (a)	888,392
		3,095,929

	Textiles, Apparel & Luxury Goods — 1.4%
2,674	Carter’s, Inc.	225,258
2,718	Columbia Sportswear Co.	223,311
4,789	Levi Strauss & Co., Class A	86,729
1,539	Oxford Industries, Inc.	137,894
5,352	PVH Corp.	389,518
1,446	Ralph Lauren Corp.	150,876
10,060	Skechers U.S.A., Inc., Class A (a)	385,298
8,830	Tapestry, Inc.	290,684
8,540	VF Corp.	444,080
2,058	Wolverine World Wide, Inc.	40,789
		2,374,437

	Thrifts & Mortgage Finance — 1.4%
2,040	Axos Financial, Inc. (a)	77,275
4,266	Capitol Federal Financial, Inc.	41,082
9,950	Essent Group Ltd.	403,273
30,261	MGIC Investment Corp.	395,209
5,180	Mr. Cooper Group, Inc. (a)	232,945
30,600	New York Community Bancorp, Inc.	282,744
11,472	NMI Holdings, Inc., Class A (a)	210,855
4,447	PennyMac Financial Services, Inc.	215,946
5,951	Provident Financial Services, Inc.	131,696
18,462	Radian Group, Inc.	394,902
2,987	WSFS Financial Corp.	119,689
		2,505,616

	Trading Companies & Distributors — 1.6%
9,183	Air Lease Corp.	369,891
452	Applied Industrial Technologies, Inc.	47,320
2,767	Beacon Roofing Supply, Inc. (a)	164,996
3,405	Boise Cascade Co.	257,350

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
767	GATX Corp.	$79,300
2,174	H&E Equipment Services, Inc.	77,134
1,114	McGrath RentCorp	92,974
1,925	MSC Industrial Direct Co., Inc., Class A	159,506
3,717	Rush Enterprises, Inc., Class A	189,121
4,674	Triton International Ltd.	285,535
1,872	United Rentals, Inc. (a)	592,525
10,206	Univar Solutions, Inc. (a)	297,199
1,890	WESCO International, Inc. (a)	232,961
		2,845,812

	Wireless Telecommunication Services — 0.4%
12,530	Telephone and Data Systems, Inc.	229,550
2,590	T-Mobile US, Inc. (a)	318,933
7,825	United States Cellular Corp. (a)	225,203
		773,686
	Total Common Stocks — 99.9%	174,125,872
	(Cost $177,329,016)

	Money Market Funds — 0.3%
335,408	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	335,408
183,806	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (c)	183,806
	Total Money Market Funds — 0.3%	519,214
	(Cost $519,214)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$327,232	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $327,239. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $333,104. (d)	327,232
	(Cost $327,232)

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Description	Value

Total Investments — 100.4%	$174,972,318
(Cost $178,175,462)
Net Other Assets and Liabilities — (0.4)%	(653,919)
Net Assets — 100.0%	$174,318,399

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $628,538 and the total value of the collateral held by the Fund is $662,640.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$174,125,872	$174,125,872	$—	$—
Money Market Funds	519,214	519,214	—	—
Repurchase Agreements	327,232	—	327,232	—
Total Investments	$174,972,318	$174,645,086	$327,232	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.6%
4,959	HEICO Corp.	$700,359
585	TransDigm Group, Inc. (a)	347,964
5,379	Virgin Galactic Holdings, Inc. (a)	40,289
		1,088,612

	Air Freight & Logistics — 1.0%
3,690	Expeditors International of Washington, Inc.	365,568
2,403	FedEx Corp.	477,572
2,216	Forward Air Corp.	214,886
4,437	United Parcel Service, Inc., Class B	798,571
		1,856,597

	Airlines — 0.2%
20,580	American Airlines Group, Inc. (a)	386,287

	Auto Components — 0.3%
1,678	Dorman Products, Inc. (a)	165,652
959	Fox Factory Holding Corp. (a)	78,523
2,184	Gentherm, Inc. (a)	147,246
6,008	Luminar Technologies, Inc. (a) (b)	74,319
2,060	XPEL, Inc. (a) (c)	89,136
		554,876

	Automobiles — 0.4%
883	Tesla, Inc. (a)	768,881

	Banks — 1.6%
7,649	Bancorp (The), Inc. (a)	173,556
5,195	Customers Bancorp, Inc. (a)	218,554
1,484	Lakeland Financial Corp.	108,065
1,045	Live Oak Bancshares, Inc.	44,235
8,134	OFG Bancorp	216,202
24,977	Regions Financial Corp.	517,523
3,941	ServisFirst Bancshares, Inc.	316,541
1,297	Signature Bank	314,198
1,059	Silvergate Capital Corp., Class A (a)	123,861
2,048	Stock Yards Bancorp, Inc.	107,069
680	SVB Financial Group (a)	331,595
1,696	Triumph Bancorp, Inc. (a)	117,770
1,933	UMB Financial Corp.	174,318
4,177	Veritex Holdings, Inc.	137,214
1,134	Western Alliance Bancorp	86,309
		2,987,010

	Beverages — 1.3%
1,963	Celsius Holdings, Inc. (a)	102,076
12,280	Coca-Cola (The) Co.	793,411
756	Coca-Cola Consolidated, Inc.	333,774
5,956	Duckhorn Portfolio (The), Inc. (a)	115,666
3,165	MGP Ingredients, Inc.	289,059
4,548	PepsiCo, Inc.	780,937
		2,414,923

	Biotechnology — 4.2%
5,871	AbbVie, Inc.	862,332

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
6,584	ACADIA Pharmaceuticals, Inc. (a)	$121,409
14,275	Alkermes PLC (a)	411,834
2,332	Alnylam Pharmaceuticals, Inc. (a)	311,159
11,441	Amicus Therapeutics, Inc. (a)	81,002
5,544	Apellis Pharmaceuticals, Inc. (a)	241,330
5,052	Arcus Biosciences, Inc. (a)	122,309
16,659	BioCryst Pharmaceuticals, Inc. (a)	154,762
2,375	Biohaven Pharmaceutical Holding Co., Ltd. (a)	211,779
1,437	CareDx, Inc. (a)	43,742
1,561	Celldex Therapeutics, Inc. (a)	47,689
2,120	ChemoCentryx, Inc. (a)	39,135
1,496	CRISPR Therapeutics AG (a)	74,232
2,944	Cytokinetics, Inc. (a)	117,377
14,710	Dynavax Technologies Corp. (a)	129,889
6,255	Global Blood Therapeutics, Inc. (a)	192,029
7,064	Halozyme Therapeutics, Inc. (a)	281,854
5,285	Horizon Therapeutics PLC (a)	520,890
9,475	ImmunityBio, Inc. (a)	34,394
2,261	Insmed, Inc. (a)	49,674
17,225	Ironwood Pharmaceuticals, Inc. (a)	206,700
2,561	Kymera Therapeutics, Inc. (a)	80,287
3,228	Moderna, Inc. (a)	433,875
2,003	Neurocrine Biosciences, Inc. (a)	180,330
7,173	Prometheus Biosciences, Inc. (a)	188,650
2,245	Protagonist Therapeutics, Inc. (a)	20,407
4,360	Prothena Corp. PLC (a)	127,138
4,274	PTC Therapeutics, Inc. (a)	151,000
1,363	Regeneron Pharmaceuticals, Inc. (a)	898,367
1,775	Relay Therapeutics, Inc. (a)	42,298
2,083	REVOLUTION Medicines, Inc. (a)	41,598
1,202	Sarepta Therapeutics, Inc. (a)	86,929
941	SpringWorks Therapeutics, Inc. (a)	40,378
4,204	Travere Therapeutics, Inc. (a)	105,647
1,046	United Therapeutics Corp. (a)	185,728
1,928	Veracyte, Inc. (a)	39,466
2,834	Vericel Corp. (a)	80,769
3,647	Vertex Pharmaceuticals, Inc. (a)	996,433
3,651	Vir Biotechnology, Inc. (a)	74,298
4,061	Xencor, Inc. (a)	101,444
		8,130,563

	Building Products — 1.4%
2,940	A.O. Smith Corp.	171,784
954	AAON, Inc.	46,498
3,161	Advanced Drainage Systems, Inc.	323,876
855	Allegion PLC	97,675
2,086	Armstrong World Industries, Inc.	176,601
7,275	Builders FirstSource, Inc. (a)	447,922
1,909	Carlisle Cos., Inc.	495,118
1,843	CSW Industrials, Inc.	194,455
1,264	Fortune Brands Home & Security, Inc.	90,060
5,906	Janus International Group, Inc. (a)	55,871
2,827	Johnson Controls International PLC	169,252

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
364	Lennox International, Inc.	$77,601
2,583	Simpson Manufacturing Co., Inc.	267,780
		2,614,493

	Capital Markets — 4.7%
1,998	Affiliated Managers Group, Inc.	250,889
5,780	Ares Management Corp., Class A	382,752
2,754	Artisan Partners Asset Management, Inc., Class A	88,514
7,166	AssetMark Financial Holdings, Inc. (a)	137,802
3,871	B. Riley Financial, Inc.	174,814
243	BlackRock, Inc.	151,797
7,497	Blackstone, Inc.	761,470
19,458	Carlyle Group (The), Inc.	706,131
1,642	Cboe Global Markets, Inc.	185,513
11,288	Charles Schwab (The) Corp.	748,733
1,601	CME Group, Inc.	351,163
4,373	Cohen & Steers, Inc.	339,739
1,280	FactSet Research Systems, Inc.	516,467
2,369	Focus Financial Partners, Inc., Class A (a)	93,457
10,483	Golub Capital BDC, Inc. (b)	156,406
688	Hamilton Lane, Inc., Class A	47,183
4,277	Houlihan Lokey, Inc.	356,231
1,425	Interactive Brokers Group, Inc., Class A	84,873
5,762	Intercontinental Exchange, Inc.	667,297
13,021	KKR & Co., Inc.	663,680
3,397	Moelis & Co., Class A	150,351
550	Moody’s Corp.	174,064
1,031	Morningstar, Inc.	261,080
1,040	Nasdaq, Inc.	163,665
4,774	Northern Trust Corp.	491,961
5,729	Open Lending Corp., Class A (a)	78,144
1,651	Piper Sandler Cos.	189,832
1,717	PJT Partners, Inc., Class A	113,305
3,278	StepStone Group, Inc., Class A	83,982
2,137	Tradeweb Markets, Inc., Class A	152,133
5,523	Victory Capital Holdings, Inc., Class A	149,066
665	Virtus Investment Partners, Inc.	117,812
		8,990,306

	Chemicals — 1.4%
12,190	Amyris, Inc. (a)	41,812
687	Balchem Corp.	84,639
9,234	CF Industries Holdings, Inc.	894,128
7,021	Diversey Holdings Ltd. (a)	54,343
17,151	Element Solutions, Inc.	353,654
8,981	Olin Corp.	515,509
627	Quaker Chemical Corp.	102,019
2,306	RPM International, Inc.	191,167
1,899	Sensient Technologies Corp.	160,655

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
11,901	Valvoline, Inc.	$359,767
		2,757,693

	Commercial Services & Supplies — 2.2%
3,983	Brink’s (The) Co.	234,798
4,285	Casella Waste Systems, Inc., Class A (a)	352,398
1,704	Cimpress PLC (a)	86,069
1,790	Cintas Corp.	711,095
1,477	Copart, Inc. (a)	167,861
10,719	Driven Brands Holdings, Inc. (a)	298,953
2,454	IAA, Inc. (a)	89,939
5,746	Republic Services, Inc.	771,515
10,861	Rollins, Inc.	364,278
2,277	Tetra Tech, Inc.	317,141
4,804	Waste Management, Inc.	789,970
		4,184,017

	Communications Equipment — 1.2%
5,478	Arista Networks, Inc. (a)	633,093
2,525	Calix, Inc. (a)	100,773
4,646	Ciena Corp. (a)	256,320
6,745	CommScope Holding Co., Inc. (a)	40,672
17,747	Extreme Networks, Inc. (a)	170,371
898	F5, Inc. (a)	150,334
18,391	Infinera Corp. (a)	141,427
2,886	Lumentum Holdings, Inc. (a)	234,372
2,296	Motorola Solutions, Inc.	490,632
4,440	Viasat, Inc. (a)	163,436
		2,381,430

	Construction & Engineering — 0.6%
3,407	Ameresco, Inc., Class A (a)	171,849
3,043	Comfort Systems USA, Inc.	256,890
2,304	MYR Group, Inc. (a)	182,223
1,625	NV5 Global, Inc. (a)	194,675
11,998	WillScot Mobile Mini Holdings Corp. (a)	421,130
		1,226,767

	Construction Materials — 0.4%
1,463	Eagle Materials, Inc.	180,417
1,444	Martin Marietta Materials, Inc.	511,494
6,046	Summit Materials, Inc., Class A (a)	168,079
		859,990

	Consumer Finance — 0.6%
682	Credit Acceptance Corp. (a)	349,525
4,318	Encore Capital Group, Inc. (a)	249,624
5,707	Enova International, Inc. (a)	213,442
6,866	LendingClub Corp. (a)	104,706

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
4,807	PRA Group, Inc. (a)	$202,038
		1,119,335

	Containers & Packaging — 0.4%
1,065	Avery Dennison Corp.	192,339
2,602	Ranpak Holdings Corp. (a)	39,238
7,011	Sealed Air Corp.	450,176
		681,753

	Distributors — 0.3%
1,314	Pool Corp.	532,459

	Diversified Consumer Services — 0.5%
4,702	Coursera, Inc. (a)	88,445
18,030	H&R Block, Inc.	470,042
5,707	Service Corp. International	374,436
7,862	Vivint Smart Home, Inc. (a)	41,197
		974,120

	Diversified Financial Services — 0.4%
12,282	Apollo Global Management, Inc.	611,152
6,708	Compass Diversified Holdings	146,637
		757,789

	Diversified Telecommunication Services — 0.2%
1,633	Cogent Communications Holdings, Inc.	95,531
73,703	Globalstar, Inc. (a)	85,495
4,657	Iridium Communications, Inc. (a)	166,301
		347,327

	Electric Utilities — 0.5%
2,716	MGE Energy, Inc.	211,495
6,563	NextEra Energy, Inc.	466,104
4,334	Otter Tail Corp.	251,199
		928,798

	Electrical Equipment — 0.9%
1,984	Acuity Brands, Inc.	342,200
4,716	Array Technologies, Inc. (a)	30,795
4,769	Atkore, Inc. (a)	458,301
8,973	Bloom Energy Corp., Class A (a)	166,539
2,375	Encore Wire Corp.	267,924
9,227	FuelCell Energy, Inc. (a)	37,646
624	Generac Holdings, Inc. (a)	136,893
6,564	Plug Power, Inc. (a)	137,975
662	Rockwell Automation, Inc.	167,268
4,827	Stem, Inc. (a) (b)	34,610
753	Vicor Corp. (a)	45,572
		1,825,723

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 0.8%
1,852	Advanced Energy Industries, Inc.	$141,715
7,379	Amphenol Corp., Class A	527,599
1,599	Badger Meter, Inc.	129,023
4,889	Belden, Inc.	252,419
2,434	Cognex Corp.	164,611
1,173	Keysight Technologies, Inc. (a)	164,537
1,129	Littelfuse, Inc.	258,823
		1,638,727

	Energy Equipment & Services — 0.6%
4,773	Cactus, Inc., Class A	238,316
19,178	ChampionX Corp.	404,656
17,498	Patterson-UTI Energy, Inc.	287,667
8,134	Weatherford International PLC (a)	262,565
		1,193,204

	Entertainment — 0.9%
7,621	AMC Entertainment Holdings, Inc., Class A (a) (b)	116,601
13,626	Liberty Media Corp.-Liberty Formula One, Class C (a)	849,309
1,208	Madison Square Garden Sports Corp. (a)	195,829
17,717	Skillz, Inc. (a)	36,320
7,442	Warner Music Group Corp., Class A	221,548
4,338	World Wrestling Entertainment, Inc., Class A	253,296
		1,672,903

	Equity Real Estate Investment Trusts — 8.3%
1,415	Agree Realty Corp.	96,107
9,344	Alexander & Baldwin, Inc.	198,093
921	Alexandria Real Estate Equities, Inc.	167,769
4,692	American Homes 4 Rent, Class A	185,850
5,269	Apartment Income REIT Corp.	259,077
1,533	AvalonBay Communities, Inc.	348,727
5,911	Boston Properties, Inc.	695,134
14,552	Brixmor Property Group, Inc.	369,330
7,321	Broadstone Net Lease, Inc.	151,471
2,291	Camden Property Trust	359,435
5,613	CareTrust REIT, Inc.	90,987
1,625	Centerspace	149,923
6,992	Cousins Properties, Inc.	251,013
1,004	Crown Castle International Corp.	185,951
3,609	CubeSmart	171,464
22,146	DigitalBridge Group, Inc. (a)	154,136
6,556	Duke Realty Corp.	358,941
5,125	Easterly Government Properties, Inc.	97,631
1,386	EastGroup Properties, Inc.	259,875
2,423	Equity LifeStyle Properties, Inc.	187,249

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
4,234	Equity Residential	$345,071
4,282	Essential Properties Realty Trust, Inc.	102,768
1,102	Essex Property Trust, Inc.	362,856
2,704	Extra Space Storage, Inc.	513,760
1,539	Federal Realty Investment Trust	180,155
4,550	First Industrial Realty Trust, Inc.	263,900
4,007	Four Corners Property Trust, Inc.	110,032
4,002	Gaming and Leisure Properties, Inc.	177,609
5,398	Healthpeak Properties, Inc.	177,108
4,106	Highwoods Properties, Inc.	167,689
6,030	Independence Realty Trust, Inc.	164,378
8,799	InvenTrust Properties Corp.	266,522
4,613	Invitation Homes, Inc.	183,690
8,473	Iron Mountain, Inc.	455,254
4,915	Kilroy Realty Corp.	344,050
22,510	Kimco Realty Corp.	570,178
8,248	Kite Realty Group Trust	183,930
2,424	Lamar Advertising Co., Class A	267,634
2,006	Life Storage, Inc.	265,775
17,943	LXP Industrial Trust	225,185
8,883	Medical Properties Trust, Inc.	163,358
1,817	Mid-America Apartment Communities, Inc.	357,368
2,089	National Retail Properties, Inc.	91,582
4,489	National Storage Affiliates Trust	254,077
2,400	NexPoint Residential Trust, Inc.	213,984
4,110	PotlatchDeltic Corp.	227,653
3,443	Prologis, Inc.	551,878
558	PS Business Parks, Inc.	104,458
1,951	Public Storage	724,797
6,851	Rayonier, Inc.	295,963
2,633	Regency Centers Corp.	181,229
8,224	Retail Opportunity Investments Corp.	153,213
3,777	Rexford Industrial Realty, Inc.	294,757
5,061	Ryman Hospitality Properties, Inc. (a)	473,102
959	Safehold, Inc.	41,285
539	SBA Communications Corp.	187,092
12,968	SITE Centers Corp.	206,191
2,271	STAG Industrial, Inc.	84,754
2,172	Sun Communities, Inc.	381,338
2,536	Terreno Realty Corp.	184,494
3,230	UDR, Inc.	171,868
15,748	Uniti Group, Inc.	195,118
11,344	Urban Edge Properties	212,019
9,169	Veris Residential, Inc. (a)	146,796
		15,964,081

	Food & Staples Retailing — 0.9%
14,120	Albertsons Cos., Inc., Class A	441,674

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
6,944	BJ’s Wholesale Club Holdings, Inc. (a)	$446,846
1,653	Costco Wholesale Corp.	878,933
		1,767,453

	Food Products — 0.7%
915	Freshpet, Inc. (a)	85,415
3,515	Hershey (The) Co.	793,582
12,345	Hostess Brands, Inc. (a)	280,108
5,710	Simply Good Foods (The) Co. (a)	237,821
		1,396,926

	Gas Utilities — 0.3%
1,573	Chesapeake Utilities Corp.	196,892
6,834	National Fuel Gas Co.	479,269
		676,161

	Health Care Equipment & Supplies — 3.4%
3,216	Abbott Laboratories	365,016
567	ABIOMED, Inc. (a)	162,491
2,428	AtriCure, Inc. (a)	126,086
3,462	Axonics, Inc. (a)	179,401
2,528	CONMED Corp.	336,123
1,331	Cooper (The) Cos., Inc.	480,544
1,522	CryoPort, Inc. (a)	34,336
744	Dexcom, Inc. (a)	303,983
4,723	Edwards Lifesciences Corp. (a)	499,599
3,819	Globus Medical, Inc., Class A (a)	252,894
384	Heska Corp. (a)	42,179
9,911	Hologic, Inc. (a)	713,493
2,391	Inari Medical, Inc. (a)	192,954
696	Insulet Corp. (a)	166,337
2,922	Integra LifeSciences Holdings Corp. (a)	178,710
615	Intuitive Surgical, Inc. (a)	147,169
1,376	iRhythm Technologies, Inc. (a)	169,757
4,897	Lantheus Holdings, Inc. (a)	325,210
3,257	Merit Medical Systems, Inc. (a)	201,967
425	Mesa Laboratories, Inc.	90,793
725	Omnicell, Inc. (a)	79,148
3,513	Outset Medical, Inc. (a)	122,533
764	ResMed, Inc.	152,777
1,811	Shockwave Medical, Inc. (a)	273,696
665	STAAR Surgical Co. (a)	37,965
3,149	STERIS PLC	705,533
2,422	Tandem Diabetes Care, Inc. (a)	233,675
		6,574,369

	Health Care Providers & Services — 2.6%
4,797	1Life Healthcare, Inc. (a)	33,819
6,759	AdaptHealth Corp. (a)	85,569

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
10,270	Agiliti, Inc. (a)	$202,730
9,648	Alignment Healthcare, Inc. (a)	92,717
4,501	AMN Healthcare Services, Inc. (a)	439,973
2,235	Apollo Medical Holdings, Inc. (a)	81,533
556	Chemed Corp.	273,213
13,433	Community Health Systems, Inc. (a)	103,031
947	CorVel Corp. (a)	146,861
3,797	HCA Healthcare, Inc.	814,646
6,669	Invitae Corp. (a)	35,413
3,493	Oak Street Health, Inc. (a)	63,188
16,439	Option Care Health, Inc. (a)	491,197
4,216	Progyny, Inc. (a)	162,105
10,527	R1 RCM, Inc. (a)	237,068
4,844	RadNet, Inc. (a)	94,458
4,921	Surgery Partners, Inc. (a)	251,758
5,462	Tenet Healthcare Corp. (a)	396,050
1,866	UnitedHealth Group, Inc.	948,954
		4,954,283

	Health Care Technology — 0.3%
6,708	Evolent Health, Inc., Class A (a)	184,604
1,463	Inspire Medical Systems, Inc. (a)	301,027
2,016	Phreesia, Inc. (a)	46,126
1,558	Schrodinger, Inc. (a)	38,514
		570,271

	Hotels, Restaurants & Leisure — 3.0%
3,237	Airbnb, Inc., Class A (a)	495,941
7,137	Boyd Gaming Corp.	432,359
4,921	Caesars Entertainment, Inc. (a)	326,164
241	Chipotle Mexican Grill, Inc. (a)	350,802
2,649	Choice Hotels International, Inc.	372,078
1,271	Churchill Downs, Inc.	257,937
12,899	Everi Holdings, Inc. (a)	223,927
2,320	Jack in the Box, Inc.	192,003
3,197	Light & Wonder, Inc. (a)	179,224
1,539	McDonald’s Corp.	383,457
1,784	Papa John’s International, Inc.	162,433
3,334	Planet Fitness, Inc., Class A (a)	266,820
5,578	Red Rock Resorts, Inc., Class A	245,209
6,307	SeaWorld Entertainment, Inc. (a)	425,344
6,226	Six Flags Entertainment Corp. (a)	238,269
2,037	Starbucks Corp.	152,042
12,822	Wendy’s (The) Co.	253,363
4,435	Wyndham Hotels & Resorts, Inc.	390,103
3,211	Yum! Brands, Inc.	375,719
		5,723,194

	Household Durables — 0.5%
899	Cavco Industries, Inc. (a)	212,389
1,282	Installed Building Products, Inc.	103,162
6,844	Skyline Champion Corp. (a)	349,318

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
5,650	Sonos, Inc. (a)	$128,933
3,363	Tempur Sealy International, Inc.	91,171
517	TopBuild Corp. (a)	93,649
		978,622

	Household Products — 0.7%
5,595	Church & Dwight Co., Inc.	545,848
3,522	Energizer Holdings, Inc.	106,682
3,638	Procter & Gamble (The) Co.	584,081
1,798	Spectrum Brands Holdings, Inc.	152,956
290	WD-40 Co.	53,354
		1,442,921

	Independent Power and Renewable Electricity Producers — 0.2%
10,287	Clearway Energy, Inc., Class C	314,062
2,304	Sunnova Energy International, Inc. (a)	39,790
		353,852

	Insurance — 1.9%
2,338	Aon PLC, Class A	673,320
4,360	Arthur J. Gallagher & Co.	734,616
13,168	Brown & Brown, Inc.	816,153
4,039	BRP Group, Inc., Class A (a)	93,382
2,059	Kinsale Capital Group, Inc.	456,460
4,467	Marsh & McLennan Cos., Inc.	722,314
3,161	Trupanion, Inc. (a)	201,103
		3,697,348

	Interactive Media & Services — 0.4%
274	Alphabet, Inc., Class A (a)	625,320
6,379	Cargurus, Inc. (a)	208,466
8,090	fuboTV, Inc. (a)	30,661
		864,447

	Internet & Direct Marketing Retail — 0.4%
171	Amazon.com, Inc. (a)	425,043
4,036	Revolve Group, Inc. (a)	170,561
1,164	Shutterstock, Inc.	88,138
		683,742

	IT Services — 4.4%
1,649	Accenture PLC, Class A	495,294
6,377	Akamai Technologies, Inc. (a)	716,010
2,444	Automatic Data Processing, Inc.	533,232
2,426	BigCommerce Holdings, Inc., Series 1 (a)	43,353
1,367	Block, Inc. (a)	136,071
6,361	Cloudflare, Inc., Class A (a)	547,936
2,255	Concentrix Corp.	355,117
13,049	Cyxtera Technologies, Inc. (a)	156,979
1,623	DigitalOcean Holdings, Inc. (a)	63,995

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
2,647	EVERTEC, Inc.	$104,292
2,622	ExlService Holdings, Inc. (a)	356,985
2,560	Gartner, Inc. (a)	743,808
4,488	GoDaddy, Inc., Class A (a)	362,675
3,775	Grid Dynamics Holdings, Inc. (a)	52,548
1,906	Jack Henry & Associates, Inc.	361,339
1,422	LiveRamp Holdings, Inc. (a)	44,537
1,065	Mastercard, Inc., Class A	387,000
858	MongoDB, Inc. (a)	304,530
5,579	Paychex, Inc.	707,027
1,968	Perficient, Inc. (a)	195,639
3,598	Repay Holdings Corp. (a)	48,141
18,958	Sabre Corp. (a)	198,490
3,499	Shift4 Payments, Inc., Class A (a)	183,558
5,074	SS&C Technologies Holdings, Inc.	328,085
7,031	Switch, Inc., Class A	209,946
1,932	TTEC Holdings, Inc.	142,601
16,638	Verra Mobility Corp. (a)	233,431
1,717	Visa, Inc., Class A	365,944
		8,378,563

	Leisure Products — 0.0%
1,566	YETI Holdings, Inc. (a)	76,530

	Life Sciences Tools & Services — 2.2%
5,480	Avantor, Inc. (a)	174,703
1,461	Bruker Corp.	83,993
1,895	Danaher Corp.	475,891
2,405	IQVIA Holdings, Inc. (a)	524,266
5,325	Maravai LifeSciences Holdings, Inc., Class A (a)	163,637
574	Medpace Holdings, Inc. (a)	76,669
277	Mettler-Toledo International, Inc. (a)	353,876
1,530	NanoString Technologies, Inc. (a)	28,734
4,364	PerkinElmer, Inc.	639,806
4,335	Sotera Health Co. (a)	88,347
3,479	Syneos Health, Inc. (a)	254,280
1,289	Thermo Fisher Scientific, Inc.	712,714
597	Waters Corp. (a)	180,903
1,353	West Pharmaceutical Services, Inc.	426,276
		4,184,095

	Machinery — 2.8%
3,469	Crane Co.	333,822
2,291	Deere & Co.	864,967
3,544	Dover Corp.	472,415
2,218	EnPro Industries, Inc.	206,740
7,995	Evoqua Water Technologies Corp. (a)	333,312
4,523	Franklin Electric Co., Inc.	316,339
2,693	Graco, Inc.	167,020
2,700	Helios Technologies, Inc.	181,386

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
3,610	Hillenbrand, Inc.	$147,360
885	Illinois Tool Works, Inc.	174,442
3,681	Ingersoll Rand, Inc.	161,817
821	Kadant, Inc.	151,885
1,380	Lindsay Corp.	186,507
1,718	Middleby (The) Corp. (a)	264,383
5,000	Mueller Industries, Inc.	270,750
4,962	Nikola Corp. (a) (b)	35,627
827	Nordson Corp.	178,376
4,947	Otis Worldwide Corp.	360,339
7,068	Proterra, Inc. (a)	43,892
6,001	Shyft Group (The), Inc.	152,845
2,197	Toro (The) Co.	176,046
1,346	Watts Water Technologies, Inc., Class A	171,561
		5,351,831

	Media — 1.1%
64	Cable One, Inc.	74,637
340	Charter Communications, Inc., Class A (a)	145,686
78,284	Clear Channel Outdoor Holdings, Inc. (a)	192,579
8,423	iHeartMedia, Inc., Class A (a)	134,684
4,023	Magnite, Inc. (a)	38,822
2,490	Nexstar Media Group, Inc., Class A	394,466
7,733	Sinclair Broadcast Group, Inc., Class A	171,982
115,007	Sirius XM Holdings, Inc. (b)	690,042
9,142	WideOpenWest, Inc. (a)	183,297
		2,026,195

	Metals & Mining — 1.7%
5,215	Alcoa Corp.	353,577
14,576	Cleveland-Cliffs, Inc. (a)	371,542
3,451	Compass Minerals International, Inc.	204,058
19,133	Freeport-McMoRan, Inc.	775,843
8,188	MP Materials Corp. (a)	311,472
6,403	Nucor Corp.	991,056
2,658	Royal Gold, Inc.	346,816
		3,354,364

	Mortgage Real Estate Investment Trusts — 0.1%
9,346	Arbor Realty Trust, Inc.	159,816
1,121	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44,829
		204,645

	Multiline Retail — 0.4%
1,749	Dillard’s, Inc., Class A	531,364
6,538	Franchise Group, Inc.	243,802
		775,166

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 9.8%
25,915	Antero Midstream Corp.	$266,147
15,378	Antero Resources Corp. (a)	541,306
11,360	APA Corp.	464,965
1,971	Arch Resources, Inc.	327,935
4,584	Callon Petroleum Co. (a)	235,022
33,564	Centennial Resource Development, Inc., Class A (a)	259,785
6,863	Cheniere Energy, Inc.	932,064
7,863	Civitas Resources, Inc.	460,929
20,756	Comstock Resources, Inc. (a)	353,475
9,517	ConocoPhillips	909,064
3,447	Denbury, Inc. (a)	220,539
16,094	Devon Energy Corp.	936,188
6,942	Diamondback Energy, Inc.	876,289
4,745	Enviva, Inc.	400,193
7,982	EOG Resources, Inc.	931,978
13,644	EQT Corp.	542,349
12,837	Equitrans Midstream Corp.	100,899
8,891	Hess Corp.	916,395
37,672	Kosmos Energy Ltd. (a)	254,663
19,852	Magnolia Oil & Gas Corp., Class A	461,360
37,901	Marathon Oil Corp.	944,493
8,862	Matador Resources Co.	432,643
11,624	Murphy Oil Corp.	442,642
9,608	Northern Oil and Gas, Inc.	240,008
1,851	Oasis Petroleum, Inc.	245,554
16,773	Occidental Petroleum Corp.	924,024
13,474	ONEOK, Inc.	853,308
8,683	Ovintiv, Inc.	444,483
6,460	PDC Energy, Inc.	450,520
3,806	Pioneer Natural Resources Co.	884,781
15,454	Range Resources Corp. (a)	462,693
12,054	SM Energy Co.	428,279
6,221	Targa Resources Corp.	456,684
209	Texas Pacific Land Corp.	285,619
28,484	Williams (The) Cos., Inc.	976,716
		18,863,992

	Paper & Forest Products — 0.2%
6,046	Louisiana-Pacific Corp.	390,088

	Personal Products — 0.5%
6,418	Beauty Health (The) Co. (a)	84,076
6,174	elf Beauty, Inc. (a)	150,213
680	Estee Lauder (The) Cos., Inc., Class A	179,561
3,093	Herbalife Nutrition Ltd. (a)	82,212
3,076	Inter Parfums, Inc.	251,401
1,269	Medifast, Inc.	226,339
		973,802

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 2.1%
1,395	Arvinas, Inc. (a)	$76,683
10,425	Bristol-Myers Squibb Co.	784,690
3,433	Catalent, Inc. (a)	310,892
2,659	Eli Lilly & Co.	776,774
5,567	Harmony Biosciences Holdings, Inc. (a)	250,738
7,673	Intra-Cellular Therapies, Inc. (a)	388,330
3,549	Pacira BioSciences, Inc. (a)	264,649
18,383	Pfizer, Inc.	902,054
4,093	Prestige Consumer Healthcare, Inc. (a)	223,723
		3,978,533

	Professional Services — 1.1%
6,454	CBIZ, Inc. (a)	270,358
10,719	Dun & Bradstreet Holdings, Inc. (a)	169,253
1,606	Equifax, Inc.	326,853
1,738	Exponent, Inc.	166,518
3,662	Kforce, Inc.	256,523
4,112	Robert Half International, Inc.	404,251
1,793	TransUnion	156,923
2,287	Upwork, Inc. (a)	47,958
1,773	Verisk Analytics, Inc.	361,781
		2,160,418

	Real Estate Management & Development — 0.5%
4,435	eXp World Holdings, Inc.	59,385
8,884	Kennedy-Wilson Holdings, Inc.	200,334
5,142	Marcus & Millichap, Inc.	230,310
17,014	Newmark Group, Inc., Class A	206,720
2,946	Redfin Corp. (a)	32,848
4,573	St Joe (The) Co.	243,329
		972,926

	Road & Rail — 2.2%
472	AMERCO	252,746
2,692	ArcBest Corp.	194,255
1,783	Avis Budget Group, Inc. (a)	477,256
20,329	CSX Corp.	698,098
4,739	J.B. Hunt Transport Services, Inc.	809,658
2,490	Landstar System, Inc.	385,701
2,446	Lyft, Inc., Class A (a)	79,740
1,862	Old Dominion Freight Line, Inc.	521,583
1,156	Saia, Inc. (a)	238,090
2,787	Union Pacific Corp.	652,966
		4,310,093

	Semiconductors & Semiconductor Equipment — 5.5%
5,236	ACM Research, Inc., Class A (a)	79,116
5,085	Advanced Micro Devices, Inc. (a)	434,869
3,306	Allegro MicroSystems, Inc. (a)	80,369
2,888	Applied Materials, Inc.	318,691

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
3,587	Axcelis Technologies, Inc. (a)	$195,312
1,209	Broadcom, Inc.	670,258
4,317	Diodes, Inc. (a)	315,271
3,773	Enphase Energy, Inc. (a)	608,962
4,236	Entegris, Inc.	471,848
3,794	FormFactor, Inc. (a)	144,589
2,510	Impinj, Inc. (a)	123,643
1,040	KLA Corp.	332,030
3,081	Lattice Semiconductor Corp. (a)	148,011
7,753	Marvell Technology, Inc.	450,294
6,437	MaxLinear, Inc. (a)	308,139
2,466	Microchip Technology, Inc.	160,783
1,878	MKS Instruments, Inc.	214,055
1,568	Monolithic Power Systems, Inc.	615,032
2,791	NVIDIA Corp.	517,647
2,057	NXP Semiconductors N.V.	351,541
15,200	ON Semiconductor Corp. (a)	792,072
4,322	Onto Innovation, Inc. (a)	307,467
4,052	Power Integrations, Inc.	324,160
4,982	QUALCOMM, Inc.	695,936
8,493	Rambus, Inc. (a)	211,561
1,354	Semtech Corp. (a)	80,698
626	Silicon Laboratories, Inc. (a)	84,454
1,516	SiTime Corp. (a)	255,552
941	Synaptics, Inc. (a)	139,682
1,568	Teradyne, Inc.	165,361
2,074	Texas Instruments, Inc.	353,099
3,761	Ultra Clean Holdings, Inc. (a)	117,230
562	Universal Display Corp.	71,784
9,962	Veeco Instruments, Inc. (a)	228,329
1,650	Wolfspeed, Inc. (a)	151,322
		10,519,167

	Software — 6.1%
4,222	8x8, Inc. (a)	38,716
1,630	Alarm.com Holdings, Inc. (a)	99,560
1,683	Altair Engineering, Inc., Class A (a)	91,421
2,229	Alteryx, Inc., Class A (a)	143,102
874	Appian Corp. (a)	41,777
1,703	Aspen Technology, Inc. (a)	269,994
2,451	Bill.com Holdings, Inc. (a)	418,410
16,156	Box, Inc., Class A (a)	494,697
1,127	Cadence Design Systems, Inc. (a)	170,008
5,787	CDK Global, Inc.	314,871
2,403	CommVault Systems, Inc. (a)	146,583
2,449	Crowdstrike Holdings, Inc., Class A (a)	486,763
5,027	Datadog, Inc., Class A (a)	607,161
14,057	Datto Holding Corp. (a)	487,778
2,144	Digital Turbine, Inc. (a)	67,858
2,143	Domo, Inc., Class B (a)	88,763
8,077	Dropbox, Inc., Class A (a)	175,675
3,784	Envestnet, Inc. (a)	301,358

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
1,218	Everbridge, Inc. (a)	$52,496
604	Fair Isaac Corp. (a)	225,600
2,227	Fortinet, Inc. (a)	643,625
2,499	InterDigital, Inc.	142,068
386	Intuit, Inc.	161,637
5,395	Jamf Holding Corp. (a)	166,166
2,177	LivePerson, Inc. (a)	49,244
677	Manhattan Associates, Inc. (a)	88,382
3,876	Marathon Digital Holdings, Inc. (a) (b)	60,466
1,804	Microsoft Corp.	500,646
109	MicroStrategy, Inc., Class A (a) (b)	38,604
3,501	Nutanix, Inc., Class A (a)	87,630
4,601	Oracle Corp.	337,713
3,169	PagerDuty, Inc. (a)	90,538
1,529	Palo Alto Networks, Inc. (a)	858,197
456	Paylocity Holding Corp. (a)	86,471
4,602	Progress Software Corp.	220,804
872	PTC, Inc. (a)	99,591
862	Q2 Holdings, Inc. (a)	44,591
2,638	Qualys, Inc. (a)	359,507
2,532	Rapid7, Inc. (a)	241,857
5,118	Riot Blockchain, Inc. (a) (b)	51,896
3,115	Sailpoint Technologies Holdings, Inc. (a)	198,830
3,742	Splunk, Inc. (a)	456,599
1,352	Sprout Social, Inc., Class A (a)	82,851
1,431	SPS Commerce, Inc. (a)	171,191
1,668	Synopsys, Inc. (a)	478,366
6,499	Tenable Holdings, Inc. (a)	358,940
417	Tyler Technologies, Inc. (a)	164,594
1,975	Varonis Systems, Inc. (a)	85,320
1,591	Workiva, Inc. (a)	153,547
6,255	Xperi Holding Corp.	97,578
2,341	Zendesk, Inc. (a)	285,696
768	Zscaler, Inc. (a)	155,704
7,233	Zuora, Inc., Class A (a)	88,026
		11,829,466

	Specialty Retail — 3.6%
6,774	Abercrombie & Fitch Co., Class A (a)	234,245
6,875	Academy Sports & Outdoors, Inc.	256,850
2,686	Advance Auto Parts, Inc.	536,206
466	AutoZone, Inc. (a)	911,249
2,858	Boot Barn Holdings, Inc. (a)	257,391
1,553	Carvana Co. (a)	90,012
3,755	Dick’s Sporting Goods, Inc.	362,057
1,186	Five Below, Inc. (a)	186,321
1,159	Floor & Decor Holdings, Inc., Class A (a)	92,395
1,691	GameStop Corp., Class A (a) (b)	211,493
620	Home Depot (The), Inc.	186,248
9,701	Leslie’s, Inc. (a)	190,140

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
1,882	Lowe’s Cos., Inc.	$372,128
2,348	Murphy USA, Inc.	548,493
3,660	National Vision Holdings, Inc. (a)	137,799
1,389	O’Reilly Automotive, Inc. (a)	842,498
5,166	Signet Jewelers Ltd.	362,653
2,137	Sleep Number Corp. (a)	86,677
4,078	Tractor Supply Co.	821,513
1,943	Williams-Sonoma, Inc.	253,523
		6,939,891

	Technology Hardware, Storage & Peripherals — 1.0%
5,451	Apple, Inc.	859,350
7,768	Avid Technology, Inc. (a)	246,323
13,296	Pure Storage, Inc., Class A (a)	389,573
4,235	Seagate Technology Holdings PLC	347,440
		1,842,686

	Textiles, Apparel & Luxury Goods — 0.5%
1,229	Crocs, Inc. (a)	81,642
343	Deckers Outdoor Corp. (a)	91,152
3,857	Kontoor Brands, Inc.	153,239
1,378	NIKE, Inc., Class B	171,837
5,608	Steven Madden Ltd.	230,265
11,034	Under Armour, Inc., Class A (a)	169,482
		897,617

	Thrifts & Mortgage Finance — 0.2%
7,413	Columbia Financial, Inc. (a)	140,476
2,177	Walker & Dunlop, Inc.	260,718
		401,194

	Tobacco — 0.7%
10,641	Altria Group, Inc.	591,320
4,052	Philip Morris International, Inc.	405,200
22,497	Vector Group Ltd.	286,162
		1,282,682

	Trading Companies & Distributors — 1.4%
19,005	Custom Truck One Source, Inc. (a)	124,863
9,360	Fastenal Co.	517,702
5,443	GMS, Inc. (a)	260,992
2,810	Herc Holdings, Inc.	359,174
581	SiteOne Landscape Supply, Inc. (a)	81,938
1,845	W.W. Grainger, Inc.	922,555
1,541	Watsco, Inc.	411,108
		2,678,332

	Water Utilities — 0.5%
1,791	American States Water Co.	140,880
1,120	American Water Works Co., Inc.	172,570
1,828	California Water Service Group	94,818

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities (Continued)
7,346	Essential Utilities, Inc.	$328,807
1,030	Middlesex Water Co.	91,619
2,292	SJW Group	135,228
		963,922

	Wireless Telecommunication Services — 0.1%
11,369	Gogo, Inc. (a) (b)	209,303
	Total Common Stocks — 99.9%	192,087,754
	(Cost $187,846,382)

	Money Market Funds — 0.6%
794,209	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (d) (e)	794,209
376,773	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (d)	376,773
	Total Money Market Funds — 0.6%	1,170,982
	(Cost $1,170,982)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$774,850	BNP Paribas S.A., 0.24% (d), dated 04/29/22, due 05/02/22, with a maturity value of $774,866. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $788,753. (e)	774,850
	(Cost $774,850)

	Total Investments — 100.9%	194,033,586
	(Cost $189,792,214)
	Net Other Assets and Liabilities — (0.9)%	(1,646,510)
	Net Assets — 100.0%	$192,387,076

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,465,483 and the total value of the collateral held by the Fund is $1,569,059.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of April 30, 2022.
(e)	This security serves as collateral for securities on loan.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$192,087,754	$192,087,754	$—	$—
Money Market Funds	1,170,982	1,170,982	—	—
Repurchase Agreements	774,850	—	774,850	—
Total Investments	$194,033,586	$193,258,736	$774,850	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.8%
13,886	BWX Technologies, Inc.	$720,961
2,489	Curtiss-Wright Corp.	355,703
3,749	Huntington Ingalls Industries, Inc.	797,562
		1,874,226

	Air Freight & Logistics — 0.3%
6,944	C.H. Robinson Worldwide, Inc.	737,106

	Airlines — 0.6%
19,338	Alaska Air Group, Inc. (a)	1,051,794
25,012	JetBlue Airways Corp. (a)	275,382
		1,327,176

	Auto Components — 2.7%
45,859	Adient PLC (a)	1,565,626
38,448	BorgWarner, Inc.	1,416,040
25,639	Gentex Corp.	752,504
130,834	Goodyear Tire & Rubber (The) Co. (a)	1,742,709
7,868	Lear Corp.	1,006,632
		6,483,511

	Automobiles — 1.3%
37,962	Harley-Davidson, Inc.	1,383,715
23,756	Thor Industries, Inc.	1,818,522
		3,202,237

	Banks — 7.7%
35,027	Bank OZK	1,345,737
11,941	BOK Financial Corp.	990,267
12,778	Cadence Bank	319,961
8,269	Comerica, Inc.	677,231
5,331	Community Bank System, Inc.	343,316
9,463	East West Bancorp, Inc.	674,712
17,359	Eastern Bankshares, Inc.	332,598
90,101	F.N.B. Corp.	1,037,964
7,435	Glacier Bancorp, Inc.	340,226
21,510	Hancock Whitney Corp.	1,006,023
49,636	Home BancShares, Inc.	1,073,130
4,578	Independent Bank Corp.	353,239
34,678	PacWest Bancorp	1,140,559
8,122	Pinnacle Financial Partners, Inc.	629,861
18,298	Popular, Inc.	1,427,061
16,168	Prosperity Bancshares, Inc.	1,057,064
9,167	SouthState Corp.	709,893
22,893	Synovus Financial Corp.	950,975
32,162	United Bankshares, Inc.	1,069,708
86,157	Valley National Bancorp	1,032,161
8,047	Wintrust Financial Corp.	702,664
17,111	Zions Bancorp N.A.	966,943
		18,181,293

	Beverages — 1.0%
35,023	Molson Coors Beverage Co., Class B	1,896,145

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
8,595	National Beverage Corp.	$378,868
		2,275,013

	Biotechnology — 0.2%
16,494	Exelixis, Inc. (a)	368,476

	Building Products — 1.3%
16,347	Owens Corning	1,486,433
19,384	UFP Industries, Inc.	1,499,740
		2,986,173

	Capital Markets — 3.1%
13,437	Evercore, Inc., Class A	1,420,963
81,077	Invesco Ltd.	1,490,195
56,914	Jefferies Financial Group, Inc.	1,750,675
32,515	Lazard Ltd., Class A	1,065,517
12,420	SEI Investments Co.	692,042
16,520	Stifel Financial Corp.	1,021,762
		7,441,154

	Chemicals — 3.6%
7,599	Ashland Global Holdings, Inc.	797,667
15,581	Avient Corp.	767,209
15,212	Axalta Coating Systems Ltd. (a)	385,928
47,512	Chemours (The) Co.	1,571,222
16,980	H.B. Fuller Co.	1,132,566
49,844	Huntsman Corp.	1,688,216
3,040	Scotts Miracle-Gro (The) Co.	315,947
15,152	Westlake Corp.	1,917,486
		8,576,241

	Commercial Services & Supplies — 0.1%
3,348	Clean Harbors, Inc. (a)	351,306

	Construction & Engineering — 1.5%
6,640	EMCOR Group, Inc.	707,027
12,878	MasTec, Inc. (a)	927,345
56,125	MDU Resources Group, Inc.	1,445,780
1,568	Valmont Industries, Inc.	390,134
		3,470,286

	Consumer Finance — 1.0%
31,548	OneMain Holdings, Inc.	1,449,000
61,098	SLM Corp.	1,022,169
		2,471,169

	Containers & Packaging — 1.9%
3,183	AptarGroup, Inc.	365,504
25,805	Berry Global Group, Inc. (a)	1,454,112
18,658	Graphic Packaging Holding Co.	406,744
16,176	Silgan Holdings, Inc.	717,729
31,802	Westrock Co.	1,575,153
		4,519,242

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 0.3%
98,531	ADT, Inc.	$674,937

	Diversified Financial Services — 0.6%
22,543	Voya Financial, Inc.	1,423,365

	Diversified Telecommunication Services — 1.5%
67,567	Frontier Communications Parent, Inc. (a)	1,783,093
165,892	Lumen Technologies, Inc.	1,668,874
		3,451,967

	Electric Utilities — 2.6%
17,675	Hawaiian Electric Industries, Inc.	726,620
3,240	IDACORP, Inc.	340,783
38,990	NRG Energy, Inc.	1,399,741
36,678	OGE Energy Corp.	1,418,705
19,151	Pinnacle West Capital Corp.	1,363,551
20,340	Portland General Electric Co.	962,692
		6,212,092

	Electrical Equipment — 0.4%
2,035	Hubbell, Inc.	397,557
2,512	Regal Rexnord Corp.	319,627
12,312	Sunrun, Inc. (a)	245,994
		963,178

	Electronic Equipment, Instruments & Components — 3.5%
12,609	Arrow Electronics, Inc. (a)	1,486,097
46,059	Avnet, Inc.	2,010,936
10,315	II-VI, Inc. (a)	631,381
10,222	IPG Photonics Corp. (a)	965,775
18,173	Jabil, Inc.	1,049,127
10,870	TD SYNNEX Corp.	1,087,978
44,182	Vontier Corp.	1,131,943
		8,363,237

	Equity Real Estate Investment Trusts — 2.0%
35,999	Omega Healthcare Investors, Inc.	917,255
42,635	Physicians Realty Trust	730,764
18,424	SL Green Realty Corp.	1,275,309
16,251	Spirit Realty Capital, Inc.	706,106
25,584	STORE Capital Corp.	727,353
8,250	Vornado Realty Trust	319,357
		4,676,144

	Food & Staples Retailing — 0.3%
3,773	Casey’s General Stores, Inc.	759,505

	Food Products — 2.2%
16,780	Campbell Soup Co.	792,352
9,304	Darling Ingredients, Inc. (a)	682,820

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
14,544	Flowers Foods, Inc.	$385,707
4,290	Ingredion, Inc.	365,122
2,506	Lancaster Colony Corp.	388,881
10,798	Post Holdings, Inc. (a)	803,263
444	Seaboard Corp.	1,875,896
		5,294,041

	Gas Utilities — 1.6%
8,474	ONE Gas, Inc.	714,952
14,329	Southwest Gas Holdings, Inc.	1,262,528
51,617	UGI Corp.	1,770,463
		3,747,943

	Health Care Equipment & Supplies — 0.6%
15,194	DENTSPLY SIRONA, Inc.	607,608
3,101	Enovis Corp. (a)	201,162
15,352	Envista Holdings Corp. (a)	608,246
		1,417,016

	Health Care Providers & Services — 2.3%
5,705	Acadia Healthcare Co., Inc. (a)	387,255
2,170	Amedisys, Inc. (a)	277,001
6,612	DaVita, Inc. (a)	716,542
10,516	Encompass Health Corp.	723,816
4,288	Henry Schein, Inc. (a)	347,757
42,026	Premier, Inc., Class A	1,521,762
12,900	Universal Health Services, Inc., Class B	1,580,637
		5,554,770

	Hotels, Restaurants & Leisure — 0.6%
26,444	Penn National Gaming, Inc. (a)	967,057
4,467	Texas Roadhouse, Inc.	367,768
		1,334,825

	Household Durables — 5.3%
1,910	Helen of Troy Ltd. (a)	409,714
42,981	Leggett & Platt, Inc.	1,531,413
23,599	Meritage Homes Corp. (a)	1,948,098
15,054	Mohawk Industries, Inc. (a)	2,123,517
34,928	Newell Brands, Inc.	808,583
44,621	PulteGroup, Inc.	1,863,373
39,763	Toll Brothers, Inc.	1,843,810
10,820	Whirlpool Corp.	1,964,047
		12,492,555

	Household Products — 0.2%
12,744	Reynolds Consumer Products, Inc.	377,095

	Insurance — 8.1%
37,476	American Equity Investment Life Holding Co.	1,413,595

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
10,271	American Financial Group, Inc.	$1,422,328
2,056	Assurant, Inc.	373,945
24,734	Axis Capital Holdings Ltd.	1,418,000
7,239	Brighthouse Financial, Inc. (a)	371,795
5,729	Enstar Group Ltd. (a)	1,350,612
2,123	Erie Indemnity Co., Class A	340,274
4,962	Everest Re Group Ltd.	1,363,111
28,845	First American Financial Corp.	1,681,952
11,150	Globe Life, Inc.	1,093,592
7,502	Hanover Insurance Group (The),Inc.	1,101,444
22,884	Lincoln National Corp.	1,376,472
72,268	Old Republic International Corp.	1,590,619
2,734	Primerica, Inc.	354,217
10,249	Reinsurance Group of America, Inc.	1,099,923
3,381	RLI Corp.	388,071
12,552	Selective Insurance Group, Inc.	1,033,783
47,468	Unum Group	1,448,723
		19,222,456

	Interactive Media & Services — 1.5%
25,805	Bumble, Inc., Class A (a)	619,062
14,914	IAC/InterActiveCorp. (a)	1,236,072
19,320	Ziff Davis, Inc. (a)	1,707,115
		3,562,249

	IT Services — 1.2%
22,918	DXC Technology Co. (a)	657,746
8,593	Genpact Ltd.	346,040
9,977	Maximus, Inc.	727,124
59,858	Western Union (The) Co.	1,003,220
		2,734,130

	Leisure Products — 2.6%
18,491	Brunswick Corp.	1,398,104
63,864	Callaway Golf Co. (a)	1,401,176
9,128	Hasbro, Inc.	803,812
67,342	Mattel, Inc. (a)	1,637,084
10,652	Polaris, Inc.	1,011,301
		6,251,477

	Machinery — 3.0%
7,682	AGCO Corp.	978,687
28,573	Allison Transmission Holdings, Inc.	1,069,773
14,402	Donaldson Co., Inc.	706,274
9,944	ITT, Inc.	698,268
11,145	Oshkosh Corp.	1,030,244
5,459	Snap-on, Inc.	1,159,983
24,640	Timken (The) Co.	1,420,249
		7,063,478

	Marine — 0.6%
15,500	Matson, Inc.	1,333,310

Shares	Description	Value

	Common Stocks (Continued)
	Media — 1.3%
59,071	DISH Network Corp., Class A (a)	$1,684,114
67,525	News Corp., Class A	1,341,047
		3,025,161

	Metals & Mining — 3.1%
44,922	Commercial Metals Co.	1,841,802
10,196	Reliance Steel & Aluminum Co.	2,021,357
22,408	Steel Dynamics, Inc.	1,921,486
49,539	United States Steel Corp.	1,510,444
		7,295,089

	Mortgage Real Estate Investment Trusts — 2.5%
85,630	AGNC Investment Corp.	940,217
265,570	Annaly Capital Management, Inc.	1,704,959
35,287	Blackstone Mortgage Trust, Inc., Class A	1,060,022
136,219	New Residential Investment Corp.	1,416,678
30,940	Starwood Property Trust, Inc.	707,907
		5,829,783

	Multiline Retail — 1.5%
30,923	Kohl’s Corp.	1,789,823
76,748	Macy’s, Inc.	1,854,999
		3,644,822

	Multi-Utilities — 0.7%
14,564	Black Hills Corp.	1,066,667
23,518	NiSource, Inc.	684,844
		1,751,511

	Oil, Gas & Consumable Fuels — 1.3%
21,490	Chesapeake Energy Corp.	1,762,610
37,534	HF Sinclair Corp. (a)	1,427,042
		3,189,652

	Personal Products — 0.4%
124,779	Coty, Inc., Class A (a)	1,011,958

	Pharmaceuticals — 0.6%
32,114	Organon & Co.	1,038,246
9,730	Perrigo Co. PLC	333,739
		1,371,985

	Professional Services — 2.1%
9,612	ASGN, Inc. (a)	1,090,482
4,258	Booz Allen Hamilton Holding Corp.	347,581
3,724	CACI International, Inc., Class A (a)	987,977
2,378	FTI Consulting, Inc. (a)	375,034
3,461	Leidos Holdings, Inc.	358,248
7,961	ManpowerGroup, Inc.	718,082
8,114	Science Applications International Corp.	675,328

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
3,803	TriNet Group, Inc. (a)	$337,326
		4,890,058

	Real Estate Management & Development — 0.6%
6,245	Jones Lang LaSalle, Inc. (a)	1,365,969

	Road & Rail — 1.7%
16,882	Hertz Global Holdings, Inc. (a)	338,653
37,051	Knight-Swift Transportation Holdings, Inc.	1,774,372
23,567	Ryder System, Inc.	1,647,333
5,136	XPO Logistics, Inc. (a)	276,266
		4,036,624

	Semiconductors & Semiconductor Equipment — 1.5%
86,077	Amkor Technology, Inc.	1,619,108
8,819	Cirrus Logic, Inc. (a)	668,480
17,861	First Solar, Inc. (a)	1,304,389
		3,591,977

	Software — 0.3%
11,874	ACI Worldwide, Inc. (a)	327,960
4,781	Dolby Laboratories, Inc., Class A	370,384
		698,344

	Specialty Retail — 5.2%
111,286	American Eagle Outfitters, Inc. (b)	1,681,532
18,773	AutoNation, Inc. (a)	2,175,978
63,034	Foot Locker, Inc.	1,847,527
79,672	Gap (The), Inc.	989,526
4,985	Lithia Motors, Inc.	1,411,403
19,948	Penske Automotive Group, Inc.	2,090,949
38,213	Petco Health & Wellness Co., Inc. (a) (b)	735,982
29,121	Victoria’s Secret & Co. (a)	1,372,182
		12,305,079

	Textiles, Apparel & Luxury Goods — 3.2%
12,194	Carter’s, Inc.	1,027,223
12,392	Columbia Sportswear Co.	1,018,127
24,404	PVH Corp.	1,776,123
6,594	Ralph Lauren Corp.	688,018
45,870	Skechers U.S.A., Inc., Class A (a)	1,756,821
40,260	Tapestry, Inc.	1,325,359
		7,591,671

	Thrifts & Mortgage Finance — 2.8%
45,368	Essent Group Ltd.	1,838,765
137,980	MGIC Investment Corp.	1,802,019
139,524	New York Community Bancorp,Inc.	1,289,202

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
84,180	Radian Group, Inc.	$1,800,610
		6,730,596

	Trading Companies & Distributors — 2.9%
41,872	Air Lease Corp.	1,686,604
12,616	Beacon Roofing Supply, Inc. (a)	752,292
8,776	MSC Industrial Direct Co., Inc., Class A	727,179
21,312	Triton International Ltd.	1,301,950
46,537	Univar Solutions, Inc. (a)	1,355,158
8,621	WESCO International, Inc. (a)	1,062,625
		6,885,808
	Total Common Stocks — 99.8%	236,390,466
	(Cost $249,952,959)

	Money Market Funds — 0.5%
1,135,198	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	1,135,198
	(Cost $1,135,198)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$1,107,527	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $1,107,549. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $1,127,400. (d)	1,107,527
	(Cost $1,107,527)

	Total Investments — 100.7%	238,633,191
	(Cost $252,195,684)
	Net Other Assets and Liabilities — (0.7)%	(1,668,524)
	Net Assets — 100.0%	$236,964,667

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,109,635 and the total value of the collateral held by the Fund is $2,242,725.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$236,390,466	$236,390,466	$—	$—
Money Market Funds	1,135,198	1,135,198	—	—
Repurchase Agreements	1,107,527	—	1,107,527	—
Total Investments	$238,633,191	$237,525,664	$1,107,527	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Airlines — 0.7%
102,247	American Airlines Group, Inc. (a)	$1,919,176

	Auto Components — 0.3%
4,763	Fox Factory Holding Corp. (a)	389,995
29,847	Luminar Technologies, Inc. (a) (b)	369,207
		759,202

	Banks — 1.0%
19,582	ServisFirst Bancshares, Inc.	1,572,826
9,603	UMB Financial Corp.	865,998
5,633	Western Alliance Bancorp	428,728
		2,867,552

	Beverages — 0.6%
3,755	Coca-Cola Consolidated, Inc.	1,657,833

	Biotechnology — 3.0%
70,923	Alkermes PLC (a)	2,046,128
27,544	Apellis Pharmaceuticals, Inc. (a)	1,198,990
11,804	Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,052,563
7,432	CRISPR Therapeutics AG (a)	368,776
35,093	Halozyme Therapeutics, Inc. (a)	1,400,211
9,952	Neurocrine Biosciences, Inc. (a)	895,978
5,971	Sarepta Therapeutics, Inc. (a)	431,823
5,200	United Therapeutics Corp. (a)	923,312
18,137	Vir Biotechnology, Inc. (a)	369,088
		8,686,869

	Building Products — 3.7%
14,603	A.O. Smith Corp.	853,253
15,706	Advanced Drainage Systems, Inc.	1,609,237
4,249	Allegion PLC	485,406
10,366	Armstrong World Industries, Inc.	877,586
36,141	Builders FirstSource, Inc. (a)	2,225,201
9,485	Carlisle Cos., Inc.	2,460,030
6,281	Fortune Brands Home & Security, Inc.	447,521
1,809	Lennox International, Inc.	385,661
12,835	Simpson Manufacturing Co., Inc.	1,330,604
		10,674,499

	Capital Markets — 3.4%
9,929	Affiliated Managers Group, Inc.	1,246,785
28,715	Ares Management Corp., Class A	1,901,507
8,154	Cboe Global Markets, Inc.	921,239
21,725	Cohen & Steers, Inc.	1,687,815
21,252	Houlihan Lokey, Inc.	1,770,079
7,078	Interactive Brokers Group, Inc., Class A	421,566
5,123	Morningstar, Inc.	1,297,297
10,618	Tradeweb Markets, Inc., Class A	755,895
		10,002,183

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 2.6%
3,412	Balchem Corp.	$420,359
85,205	Element Solutions, Inc.	1,756,927
44,615	Olin Corp.	2,560,901
11,456	RPM International, Inc.	949,702
59,126	Valvoline, Inc.	1,787,379
		7,475,268

	Commercial Services & Supplies — 1.8%
21,289	Casella Waste Systems, Inc., Class A (a)	1,750,807
53,253	Driven Brands Holdings, Inc. (a)	1,485,226
12,197	IAA, Inc. (a)	447,020
11,313	Tetra Tech, Inc.	1,575,675
		5,258,728

	Communications Equipment — 1.1%
23,083	Ciena Corp. (a)	1,273,489
4,465	F5, Inc. (a)	747,486
14,339	Lumentum Holdings, Inc. (a)	1,164,470
		3,185,445

	Construction & Engineering — 0.7%
59,610	WillScot Mobile Mini Holdings Corp. (a)	2,092,311

	Construction Materials — 0.6%
7,268	Eagle Materials, Inc.	896,290
30,039	Summit Materials, Inc., Class A (a)	835,084
		1,731,374

	Consumer Finance — 0.6%
3,390	Credit Acceptance Corp. (a)	1,737,375

	Containers & Packaging — 0.8%
34,834	Sealed Air Corp.	2,236,691

	Diversified Consumer Services — 1.4%
89,574	H&R Block, Inc.	2,335,194
28,350	Service Corp. International	1,860,044
		4,195,238

	Diversified Telecommunication Services — 0.3%
23,139	Iridium Communications, Inc. (a)	826,294

	Electrical Equipment — 1.6%
9,857	Acuity Brands, Inc.	1,700,135
23,695	Atkore, Inc. (a)	2,277,090
32,611	Plug Power, Inc. (a)	685,483
		4,662,708

	Electronic Equipment, Instruments & Components — 0.7%
12,094	Cognex Corp.	817,917

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
5,611	Littelfuse, Inc.	$1,286,322
		2,104,239

	Energy Equipment & Services — 0.7%
95,282	ChampionX Corp.	2,010,450

	Entertainment — 0.6%
37,865	AMC Entertainment Holdings, Inc., Class A (a) (b)	579,334
36,975	Warner Music Group Corp., Class A	1,100,746
		1,680,080

	Equity Real Estate Investment Trusts — 10.6%
7,030	Agree Realty Corp.	477,478
23,308	American Homes 4 Rent, Class A	923,230
26,178	Apartment Income REIT Corp.	1,287,172
72,298	Brixmor Property Group, Inc.	1,834,923
34,735	Cousins Properties, Inc.	1,246,986
17,932	CubeSmart	851,949
6,885	EastGroup Properties, Inc.	1,290,938
7,644	Federal Realty Investment Trust	894,807
22,605	First Industrial Realty Trust, Inc.	1,311,090
19,881	Gaming and Leisure Properties, Inc.	882,319
20,398	Highwoods Properties, Inc.	833,054
42,096	Iron Mountain, Inc.	2,261,818
24,418	Kilroy Realty Corp.	1,709,260
40,975	Kite Realty Group Trust	913,743
12,046	Lamar Advertising Co., Class A	1,329,999
9,966	Life Storage, Inc.	1,320,395
89,141	LXP Industrial Trust	1,118,720
44,134	Medical Properties Trust, Inc.	811,624
10,381	National Retail Properties, Inc.	455,103
22,299	National Storage Affiliates Trust	1,262,123
2,776	PS Business Parks, Inc.	519,667
34,035	Rayonier, Inc.	1,470,312
13,078	Regency Centers Corp.	900,159
18,763	Rexford Industrial Realty, Inc.	1,464,265
25,143	Ryman Hospitality Properties, Inc. (a)	2,350,368
11,282	STAG Industrial, Inc.	421,044
12,599	Terreno Realty Corp.	916,577
		31,059,123

	Food & Staples Retailing — 1.5%
70,151	Albertsons Cos., Inc., Class A	2,194,323
34,500	BJ’s Wholesale Club Holdings, Inc. (a)	2,220,075
		4,414,398

	Food Products — 0.1%
4,545	Freshpet, Inc. (a)	424,276

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 0.8%
33,953	National Fuel Gas Co.	$2,381,124

	Health Care Equipment & Supplies — 2.6%
2,816	ABIOMED, Inc. (a)	807,009
12,562	CONMED Corp.	1,670,244
18,968	Globus Medical, Inc., Class A (a)	1,256,061
14,519	Integra LifeSciences Holdings Corp. (a)	887,982
3,603	Omnicell, Inc. (a)	393,340
8,999	Shockwave Medical, Inc. (a)	1,360,019
12,034	Tandem Diabetes Care, Inc. (a)	1,161,040
		7,535,695

	Health Care Providers & Services — 3.2%
22,357	AMN Healthcare Services, Inc. (a)	2,185,397
2,763	Chemed Corp.	1,357,710
17,355	Oak Street Health, Inc. (a)	313,952
81,670	Option Care Health, Inc. (a)	2,440,300
52,298	R1 RCM, Inc. (a)	1,177,751
27,134	Tenet Healthcare Corp. (a)	1,967,486
		9,442,596

	Health Care Technology — 0.5%
7,269	Inspire Medical Systems, Inc. (a)	1,495,669

	Hotels, Restaurants & Leisure — 4.7%
35,459	Boyd Gaming Corp.	2,148,106
13,163	Choice Hotels International, Inc.	1,848,875
6,311	Churchill Downs, Inc.	1,280,754
15,881	Light & Wonder, Inc. (a)	890,289
8,862	Papa John’s International, Inc.	806,885
16,566	Planet Fitness, Inc., Class A (a)	1,325,777
31,334	SeaWorld Entertainment, Inc. (a)	2,113,165
63,700	Wendy’s (The) Co.	1,258,712
22,033	Wyndham Hotels & Resorts, Inc.	1,938,023
		13,610,586

	Household Durables — 0.9%
34,002	Skyline Champion Corp. (a)	1,735,462
16,708	Tempur Sealy International, Inc.	452,954
2,572	TopBuild Corp. (a)	465,892
		2,654,308

	Independent Power and Renewable Electricity Producers — 0.5%
51,109	Clearway Energy, Inc., Class C	1,560,358

	Insurance — 1.1%
10,229	Kinsale Capital Group, Inc.	2,267,667
15,704	Trupanion, Inc. (a)	999,089
		3,266,756

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 2.6%
11,203	Concentrix Corp.	$1,764,248
8,064	DigitalOcean Holdings, Inc. (a)	317,964
13,025	ExlService Holdings, Inc. (a)	1,773,354
22,294	GoDaddy, Inc., Class A (a)	1,801,578
9,469	Jack Henry & Associates, Inc.	1,795,133
		7,452,277

	Leisure Products — 0.1%
7,778	YETI Holdings, Inc. (a)	380,111

	Life Sciences Tools & Services — 1.1%
7,255	Bruker Corp.	417,090
26,454	Maravai LifeSciences Holdings, Inc., Class A (a)	812,931
2,852	Medpace Holdings, Inc. (a)	380,942
21,537	Sotera Health Co. (a)	438,924
17,289	Syneos Health, Inc. (a)	1,263,653
		3,313,540

	Machinery — 3.3%
17,234	Crane Co.	1,658,428
39,719	Evoqua Water Technologies Corp. (a)	1,655,885
22,471	Franklin Electric Co., Inc.	1,571,622
13,382	Graco, Inc.	829,951
8,536	Middleby (The) Corp. (a)	1,313,605
4,109	Nordson Corp.	886,270
10,914	Toro (The) Co.	874,539
6,684	Watts Water Technologies, Inc., Class A	851,943
		9,642,243

	Media — 0.8%
319	Cable One, Inc.	372,018
12,376	Nexstar Media Group, Inc., Class A	1,960,606
		2,332,624

	Metals & Mining — 2.4%
25,908	Alcoa Corp.	1,756,562
72,416	Cleveland-Cliffs, Inc. (a)	1,845,884
40,679	MP Materials Corp. (a)	1,547,429
13,208	Royal Gold, Inc.	1,723,380
		6,873,255

	Multiline Retail — 0.9%
8,691	Dillard’s, Inc., Class A	2,640,413

	Oil, Gas & Consumable Fuels — 11.1%
128,749	Antero Midstream Corp.	1,322,252
76,401	Antero Resources Corp. (a)	2,689,315
56,436	APA Corp.	2,309,926
39,064	Civitas Resources, Inc.	2,289,932
23,576	Enviva, Inc.	1,988,400

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
67,785	EQT Corp.	$2,694,454
98,626	Magnolia Oil & Gas Corp., Class A	2,292,068
44,027	Matador Resources Co.	2,149,398
57,749	Murphy Oil Corp.	2,199,082
43,139	Ovintiv, Inc.	2,208,285
32,093	PDC Energy, Inc.	2,238,166
76,778	Range Resources Corp. (a)	2,298,733
59,885	SM Energy Co.	2,127,714
30,907	Targa Resources Corp.	2,268,883
1,035	Texas Pacific Land Corp.	1,414,431
		32,491,039

	Paper & Forest Products — 0.7%
30,039	Louisiana-Pacific Corp.	1,938,116

	Personal Products — 0.1%
15,365	Herbalife Nutrition Ltd. (a)	408,402

	Pharmaceuticals — 0.8%
6,932	Arvinas, Inc. (a)	381,052
38,119	Intra-Cellular Therapies, Inc. (a)	1,929,203
		2,310,255

	Professional Services — 1.3%
53,253	Dun & Bradstreet Holdings, Inc. (a)	840,865
8,635	Exponent, Inc.	827,319
20,428	Robert Half International, Inc.	2,008,277
		3,676,461

	Real Estate Management & Development — 0.1%
22,036	eXp World Holdings, Inc. (b)	295,062

	Road & Rail — 2.4%
2,344	AMERCO	1,255,165
8,859	Avis Budget Group, Inc. (a)	2,371,289
12,372	Landstar System, Inc.	1,916,423
12,148	Lyft, Inc., Class A (a)	396,025
5,740	Saia, Inc. (a)	1,182,210
		7,121,112

	Semiconductors & Semiconductor Equipment — 4.2%
16,426	Allegro MicroSystems, Inc. (a)	399,316
21,451	Diodes, Inc. (a)	1,566,567
15,308	Lattice Semiconductor Corp. (a)	735,396
31,979	MaxLinear, Inc. (a)	1,530,835
9,330	MKS Instruments, Inc.	1,063,433
21,475	Onto Innovation, Inc. (a)	1,527,732
20,134	Power Integrations, Inc.	1,610,720
6,727	Semtech Corp. (a)	400,929
3,105	Silicon Laboratories, Inc. (a)	418,896
7,530	SiTime Corp. (a)	1,269,332
4,677	Synaptics, Inc. (a)	694,254

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
2,795	Universal Display Corp.	$357,005
8,195	Wolfspeed, Inc. (a)	751,563
		12,325,978

	Software — 7.7%
8,463	Aspen Technology, Inc. (a)	1,341,724
80,265	Box, Inc., Class A (a)	2,457,714
28,749	CDK Global, Inc.	1,564,233
69,836	Datto Holding Corp. (a)	2,423,309
10,648	Digital Turbine, Inc. (a)	337,009
40,129	Dropbox, Inc., Class A (a)	872,806
18,800	Envestnet, Inc. (a)	1,497,232
3,000	Fair Isaac Corp. (a)	1,120,530
26,803	Jamf Holding Corp. (a)	825,532
3,363	Manhattan Associates, Inc. (a)	439,040
17,394	Nutanix, Inc., Class A (a)	435,372
2,267	Paylocity Holding Corp. (a)	429,891
4,330	PTC, Inc. (a)	494,529
13,103	Qualys, Inc. (a)	1,785,677
12,581	Rapid7, Inc. (a)	1,201,737
7,111	SPS Commerce, Inc. (a)	850,689
32,289	Tenable Holdings, Inc. (a)	1,783,322
9,813	Varonis Systems, Inc. (a)	423,922
7,907	Workiva, Inc. (a)	763,105
11,635	Zendesk, Inc. (a)	1,419,935
		22,467,308

	Specialty Retail — 3.8%
18,657	Dick’s Sporting Goods, Inc.	1,798,908
5,891	Five Below, Inc. (a)	925,476
5,759	Floor & Decor Holdings, Inc., Class A (a)	459,108
8,402	GameStop Corp., Class A (a) (b)	1,050,838
48,193	Leslie’s, Inc. (a)	944,583
11,665	Murphy USA, Inc.	2,724,944
25,667	Signet Jewelers Ltd.	1,801,823
9,651	Williams-Sonoma, Inc.	1,259,262
		10,964,942

	Technology Hardware, Storage & Peripherals — 0.7%
66,058	Pure Storage, Inc., Class A (a)	1,935,499

	Textiles, Apparel & Luxury Goods — 0.6%
6,106	Crocs, Inc. (a)	405,622
1,704	Deckers Outdoor Corp. (a)	452,838
54,818	Under Armour, Inc., Class A (a)	842,004
		1,700,464

	Thrifts & Mortgage Finance — 0.4%
10,813	Walker & Dunlop, Inc.	1,294,965

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 1.4%
13,960	Herc Holdings, Inc.	$1,784,367
2,885	SiteOne Landscape Supply, Inc. (a)	406,871
7,656	Watsco, Inc.	2,042,468
		4,233,706

	Water Utilities — 0.6%
36,495	Essential Utilities, Inc.	1,633,516
	Total Common Stocks — 99.8%	291,039,692
	(Cost $293,704,184)

	Money Market Funds — 0.4%
1,072,303	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	1,072,303
	(Cost $1,072,303)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$1,046,165	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $1,046,186. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $1,064,937. (d)	1,046,165
	(Cost $1,046,165)

	Total Investments — 100.6%	293,158,160
	(Cost $295,822,652)
	Net Other Assets and Liabilities — (0.6)%	(1,592,031)
	Net Assets — 100.0%	$291,566,129

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,000,700 and the total value of the collateral held by the Fund is $2,118,468.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$291,039,692	$291,039,692	$—	$—
Money Market Funds	1,072,303	1,072,303	—	—
Repurchase Agreements	1,046,165	—	1,046,165	—
Total Investments	$293,158,160	$292,111,995	$1,046,165	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.9%
14,000	AAR Corp. (a)	$657,720
17,182	Maxar Technologies, Inc.	553,432
11,366	Moog, Inc., Class A	907,803
		2,118,955

	Air Freight & Logistics — 1.7%
50,675	Air Transport Services Group, Inc. (a)	1,586,127
19,625	Atlas Air Worldwide Holdings, Inc. (a)	1,352,948
17,562	Hub Group, Inc., Class A (a)	1,179,464
		4,118,539

	Airlines — 1.2%
4,174	Allegiant Travel Co. (a)	647,763
58,755	SkyWest, Inc. (a)	1,712,708
25,899	Sun Country Airlines Holdings, Inc. (a)	712,482
		3,072,953

	Auto Components — 1.8%
96,474	Dana, Inc.	1,428,780
13,063	LCI Industries	1,271,291
28,110	Patrick Industries, Inc.	1,749,848
		4,449,919

	Automobiles — 0.7%
31,372	Winnebago Industries, Inc.	1,668,363

	Banks — 16.3%
30,904	Ameris Bancorp	1,288,697
59,582	Associated Banc-Corp.	1,188,661
36,959	Atlantic Union Bankshares Corp.	1,248,475
30,848	BankUnited, Inc.	1,158,034
17,048	Banner Corp.	915,478
34,445	Berkshire Hills Bancorp, Inc.	852,169
22,299	Cathay General Bancorp	893,967
30,922	Columbia Banking System, Inc.	868,290
14,331	CVB Financial Corp.	329,900
19,614	Dime Community Bancshares, Inc.	616,664
17,503	Eagle Bancorp, Inc.	881,276
14,332	Enterprise Financial Services Corp.	633,044
22,464	FB Financial Corp.	865,538
16,232	First Bancorp	608,051
103,359	First BanCorp	1,406,716
39,379	First Busey Corp.	884,846
65,821	First Commonwealth Financial Corp.	887,267
58,831	First Financial Bancorp	1,203,094
27,914	First Foundation, Inc.	620,249
24,311	First Hawaiian, Inc.	573,983
23,987	First Merchants Corp.	940,050

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
60,039	Fulton Financial Corp.	$910,792
28,352	Heartland Financial USA, Inc.	1,240,967
57,655	Hilltop Holdings, Inc.	1,469,626
84,331	Hope Bancorp, Inc.	1,205,933
9,527	Independent Bank Group, Inc.	645,931
32,126	International Bancshares Corp.	1,278,294
18,170	Meta Financial Group, Inc.	793,120
16,834	National Bank Holdings Corp., Class A	614,609
27,619	NBT Bancorp, Inc.	972,189
73,860	Northwest Bancshares, Inc.	936,545
20,307	Old National Bancorp	307,854
38,362	Pacific Premier Bancorp, Inc.	1,203,032
2,531	Park National Corp.	298,278
40,539	Renasant Corp.	1,207,657
30,188	Sandy Spring Bancorp, Inc.	1,185,483
9,498	Seacoast Banking Corp. of Florida	308,685
51,719	Simmons First National Corp., Class A	1,234,532
17,412	Texas Capital Bancshares, Inc. (a)	894,280
45,292	TowneBank	1,248,700
32,834	Trustmark Corp.	915,412
9,557	United Community Banks, Inc.	288,048
30,404	Washington Federal, Inc.	925,194
39,466	WesBanco, Inc.	1,272,384
		40,221,994

	Biotechnology — 0.6%
41,282	Emergent BioSolutions, Inc. (a)	1,336,711
2,956	Ligand Pharmaceuticals, Inc. (a)	274,494
		1,611,205

	Building Products — 1.1%
23,232	Gibraltar Industries, Inc. (a)	879,099
49,203	JELD-WEN Holding, Inc. (a)	1,022,930
41,873	Resideo Technologies, Inc. (a)	941,724
		2,843,753

	Capital Markets — 1.0%
154,097	BGC Partners, Inc., Class A	559,372
41,148	Brightsphere Investment Group, Inc.	824,606
29,298	Federated Hermes, Inc.	834,407
8,936	Virtu Financial, Inc., Class A	258,072
		2,476,457

	Chemicals — 2.3%
10,582	Ingevity Corp. (a)	633,862
3,594	Innospec, Inc.	342,544
20,500	Minerals Technologies, Inc.	1,304,005
2,091	NewMarket Corp.	678,760
10,099	Stepan Co.	1,031,209

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
35,374	Trinseo PLC	$1,678,496
		5,668,876

	Commercial Services & Supplies — 1.7%
14,727	ABM Industries, Inc.	710,872
14,654	Brady Corp., Class A	655,766
99,637	BrightView Holdings, Inc. (a)	1,261,404
8,978	HNI Corp.	319,976
37,563	KAR Auction Services, Inc. (a)	550,674
3,679	UniFirst Corp.	633,892
		4,132,584

	Communications Equipment — 0.4%
31,105	NetScout Systems, Inc. (a)	958,034

	Construction & Engineering — 1.2%
11,843	Arcosa, Inc.	633,956
3,492	Dycom Industries, Inc. (a)	296,506
10,142	Granite Construction, Inc.	300,710
71,161	Primoris Services Corp.	1,649,512
		2,880,684

	Consumer Finance — 2.1%
4,729	FirstCash Holdings, Inc.	377,280
24,673	Green Dot Corp., Class A (a)	653,341
2,779	LendingTree, Inc. (a)	220,708
79,580	Navient Corp.	1,264,526
15,955	Nelnet, Inc., Class A	1,309,427
47,133	PROG Holdings, Inc. (a)	1,247,610
		5,072,892

	Containers & Packaging — 1.6%
20,844	Greif, Inc., Class A	1,264,814
75,709	O-I Glass, Inc. (a)	1,020,557
99,190	Pactiv Evergreen, Inc.	978,013
21,129	TriMas Corp.	624,151
		3,887,535

	Diversified Consumer Services — 2.3%
22,821	Adtalem Global Education, Inc. (a)	668,883
11,143	Frontdoor, Inc. (a)	344,430
2,772	Graham Holdings Co., Class B	1,642,050
6,982	Grand Canyon Education, Inc. (a)	670,063
20,429	Strategic Education, Inc.	1,319,713
27,466	Stride, Inc. (a)	1,079,414
		5,724,553

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.7%
38,324	Jackson Financial, Inc., Class A	$1,621,488

	Diversified Telecommunication Services — 0.5%
141,403	Liberty Latin America Ltd., Class C (a)	1,306,564

	Electric Utilities — 0.4%
14,897	ALLETE, Inc.	883,988

	Electrical Equipment — 0.8%
9,093	EnerSys	595,228
140,961	GrafTech International Ltd.	1,279,926
		1,875,154

	Electronic Equipment, Instruments & Components — 3.7%
3,100	Insight Enterprises, Inc. (a)	308,047
78,731	Knowles Corp. (a)	1,458,098
31,355	Methode Electronics, Inc.	1,398,746
7,966	OSI Systems, Inc. (a)	630,111
8,289	Plexus Corp. (a)	672,569
41,937	Sanmina Corp. (a)	1,714,804
91,502	TTM Technologies, Inc. (a)	1,276,453
86,482	Vishay Intertechnology, Inc.	1,611,160
		9,069,988

	Energy Equipment & Services — 1.0%
48,360	Noble Corp. (a)	1,544,135
218,348	Transocean Ltd. (a)	820,988
		2,365,123

	Equity Real Estate Investment Trusts — 3.5%
15,349	Acadia Realty Trust	321,101
18,509	Apple Hospitality REIT, Inc.	327,424
23,524	Brandywine Realty Trust	274,525
11,655	Corporate Office Properties Trust	311,072
69,046	Empire State Realty Trust, Inc., Class A	596,557
6,080	EPR Properties	319,322
63,436	Global Net Lease, Inc.	890,007
11,987	Hudson Pacific Properties, Inc.	279,057
59,817	Industrial Logistics Properties Trust	966,643
42,625	iStar, Inc.	717,805
17,625	LTC Properties, Inc.	581,625
21,268	Macerich (The) Co.	266,913
11,489	National Health Investors, Inc.	592,028
62,148	Paramount Group, Inc.	591,028
39,375	Piedmont Office Realty Trust, Inc., Class A	633,938

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
28,236	Sunstone Hotel Investors, Inc. (a)	$345,891
26,590	Washington Real Estate Investment Trust	640,553
		8,655,489

	Food & Staples Retailing — 1.7%
4,217	PriceSmart, Inc.	335,041
31,202	Sprouts Farmers Market, Inc. (a)	929,820
32,795	United Natural Foods, Inc. (a)	1,407,889
18,988	Weis Markets, Inc.	1,516,761
		4,189,511

	Food Products — 0.7%
12,328	B&G Foods, Inc. (b)	331,993
9,669	Hain Celestial Group (The), Inc. (a)	324,298
30,932	TreeHouse Foods, Inc. (a)	974,358
		1,630,649

	Gas Utilities — 0.9%
19,294	Northwest Natural Holding Co.	922,832
18,898	Spire, Inc.	1,374,830
		2,297,662

	Health Care Equipment & Supplies — 0.2%
9,930	Avanos Medical, Inc. (a)	289,559
4,128	Integer Holdings Corp. (a)	310,302
		599,861

	Health Care Providers & Services — 1.5%
27,160	Fulgent Genetics, Inc. (a)	1,490,541
28,878	MEDNAX, Inc. (a)	534,820
15,402	Owens & Minor, Inc.	546,617
10,275	Patterson Cos., Inc.	316,162
41,594	Select Medical Holdings Corp.	940,440
		3,828,580

	Health Care Technology — 1.0%
60,215	Allscripts Healthcare Solutions, Inc. (a)	1,244,042
289,755	Multiplan Corp. (a)	1,283,615
		2,527,657

	Hotels, Restaurants & Leisure — 1.3%
10,820	Bally’s Corp. (a)	322,869
45,480	Bloomin’ Brands, Inc.	1,000,105
26,149	Brinker International, Inc. (a)	949,993
5,712	Cracker Barrel Old Country Store, Inc.	633,975

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
6,774	Dave & Buster’s Entertainment, Inc. (a)	$308,217
		3,215,159

	Household Durables — 5.4%
31,642	Century Communities, Inc.	1,668,166
52,350	KB Home	1,697,711
64,280	La-Z-Boy, Inc.	1,689,278
17,354	LGI Homes, Inc. (a)	1,626,243
44,795	M.D.C. Holdings, Inc.	1,653,383
38,220	M/I Homes, Inc. (a)	1,692,382
62,272	Taylor Morrison Home Corp. (a)	1,630,904
84,415	Tri Pointe Homes, Inc. (a)	1,744,858
		13,402,925

	Household Products — 0.6%
33,253	Central Garden & Pet Co., Class A (a)	1,376,009

	Insurance — 3.5%
8,058	Argo Group International Holdings Ltd.	344,882
21,301	Assured Guaranty Ltd.	1,174,750
67,559	CNO Financial Group, Inc.	1,630,874
448,430	Genworth Financial, Inc., Class A (a)	1,663,675
23,854	Horace Mann Educators Corp.	950,582
24,656	Mercury General Corp.	1,243,402
44,467	SiriusPoint Ltd. (a)	279,253
27,966	Stewart Information Services Corp.	1,443,046
		8,730,464

	Internet & Direct Marketing Retail — 0.8%
15,407	Overstock.com, Inc. (a)	517,059
356,107	Qurate Retail, Inc., Series A	1,499,210
		2,016,269

	IT Services — 1.2%
30,188	Bread Financial Holdings, Inc.	1,654,302
5,232	CSG Systems International, Inc.	321,611
29,805	Rackspace Technology, Inc. (a)	294,772
50,940	SolarWinds Corp.	630,128
		2,900,813

	Leisure Products — 1.4%
16,840	Acushnet Holdings Corp.	686,061
23,376	Malibu Boats, Inc., Class A (a)	1,175,579
47,494	Vista Outdoor, Inc. (a)	1,673,214
		3,534,854

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 2.7%
4,715	Alamo Group, Inc.	$596,164
3,945	Albany International Corp., Class A	308,578
8,544	Altra Industrial Motion Corp.	333,216
7,736	Astec Industries, Inc.	302,478
24,829	Barnes Group, Inc.	833,758
4,757	ESCO Technologies, Inc.	297,075
20,090	Federal Signal Corp.	683,663
34,877	Kennametal, Inc.	897,385
25,744	Mueller Water Products, Inc., Class A	309,700
12,818	Proto Labs, Inc. (a)	546,175
6,733	SPX Corp. (a)	282,113
4,221	Tennant Co.	272,592
27,982	Terex Corp.	951,388
		6,614,285

	Media — 1.7%
212,547	Advantage Solutions, Inc. (a)	1,069,111
65,227	E.W. Scripps (The) Co., Class A (a)	1,073,637
61,442	Gray Television, Inc.	1,137,906
18,816	John Wiley & Sons, Inc., Class A	957,546
		4,238,200

	Metals & Mining — 0.8%
3,879	Materion Corp.	330,297
32,972	Worthington Industries, Inc.	1,568,478
		1,898,775

	Mortgage Real Estate Investment Trusts — 3.9%
121,685	Apollo Commercial Real Estate Finance, Inc.	1,465,087
140,786	Chimera Investment Corp.	1,410,676
57,120	Ladder Capital Corp.	650,597
105,153	MFA Financial, Inc.	1,498,430
464,402	New York Mortgage Trust, Inc.	1,495,374
19,694	PennyMac Mortgage Investment Trust	302,106
160,975	Redwood Trust, Inc.	1,561,458
245,217	Two Harbors Investment Corp.	1,179,494
		9,563,222

	Multiline Retail — 0.6%
25,010	Nordstrom, Inc.	642,757
15,783	Ollie’s Bargain Outlet Holdings, Inc. (a)	758,373
		1,401,130

	Multi-Utilities — 0.9%
22,100	Avista Corp.	896,597

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
22,417	NorthWestern Corp.	$1,270,820
		2,167,417

	Oil, Gas & Consumable Fuels — 2.3%
37,895	California Resources Corp.	1,523,758
55,645	PBF Energy, Inc., Class A (a)	1,617,044
55,281	Peabody Energy Corp. (a)	1,251,562
50,150	World Fuel Services Corp.	1,214,633
		5,606,997

	Personal Products — 1.3%
36,980	Edgewell Personal Care Co.	1,410,417
20,841	Nu Skin Enterprises, Inc., Class A	888,660
12,559	USANA Health Sciences, Inc. (a)	962,773
		3,261,850

	Pharmaceuticals — 0.2%
14,771	Corcept Therapeutics, Inc. (a)	317,724
10,291	Supernus Pharmaceuticals, Inc. (a)	287,119
		604,843

	Professional Services — 0.8%
3,534	ICF International, Inc.	349,194
15,366	Korn Ferry	944,087
7,867	ManTech International Corp., Class A	632,035
		1,925,316

	Real Estate Management & Development — 0.5%
108,103	Realogy Holdings Corp. (a)	1,184,809

	Road & Rail — 1.8%
76,355	Marten Transport Ltd.	1,327,050
66,474	Schneider National, Inc., Class B	1,570,780
41,344	Werner Enterprises, Inc.	1,638,463
		4,536,293

	Semiconductors & Semiconductor Equipment — 0.7%
57,266	Cohu, Inc. (a)	1,520,985
12,877	SMART Global Holdings, Inc. (a)	291,793
		1,812,778

	Software — 0.3%
26,252	Avaya Holdings Corp. (a)	242,831
18,783	Cerence, Inc. (a)	554,099
		796,930

	Specialty Retail — 5.4%
10,580	Asbury Automotive Group, Inc. (a)	1,943,652

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
41,044	Buckle (The), Inc.	$1,274,826
35,701	Camping World Holdings, Inc., Class A (b)	916,802
10,100	Group 1 Automotive, Inc.	1,758,814
62,061	Guess?, Inc.	1,394,511
15,292	Monro, Inc.	699,303
39,612	Rent-A-Center, Inc.	955,441
63,842	Sally Beauty Holdings, Inc. (a)	965,291
39,875	Sonic Automotive, Inc., Class A	1,696,681
67,506	Urban Outfitters, Inc. (a)	1,606,643
		13,211,964

	Technology Hardware, Storage & Peripherals — 0.9%
81,299	3D Systems Corp. (a)	921,931
15,718	Corsair Gaming, Inc. (a) (b)	237,813
26,212	Super Micro Computer, Inc. (a)	1,103,525
		2,263,269

	Textiles, Apparel & Luxury Goods — 0.8%
34,313	Levi Strauss & Co., Class A	621,408
11,026	Oxford Industries, Inc.	987,930
14,744	Wolverine World Wide, Inc.	292,226
		1,901,564

	Thrifts & Mortgage Finance — 3.0%
14,616	Axos Financial, Inc. (a)	553,654
30,571	Capitol Federal Financial, Inc.	294,399
37,116	Mr. Cooper Group, Inc. (a)	1,669,106
82,205	NMI Holdings, Inc., Class A (a)	1,510,928
31,863	PennyMac Financial Services, Inc.	1,547,267
42,643	Provident Financial Services, Inc.	943,690
21,403	WSFS Financial Corp.	857,618
		7,376,662

	Trading Companies & Distributors — 2.2%
3,241	Applied Industrial Technologies, Inc.	339,300
24,400	Boise Cascade Co.	1,844,152
5,499	GATX Corp.	568,542
15,580	H&E Equipment Services, Inc.	552,778
7,980	McGrath RentCorp	666,011
26,636	Rush Enterprises, Inc., Class A	1,355,240
		5,326,023

	Wireless Telecommunication Services — 1.3%
89,780	Telephone and Data Systems, Inc.	1,644,770

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
56,073	United States Cellular Corp. (a)	$1,613,781
		3,258,551
	Total Common Stocks — 99.8%	245,886,381
	(Cost $266,414,719)

	Money Market Funds — 0.3%
696,637	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.28% (c) (d)	696,637
	(Cost $696,637)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$679,656	BNP Paribas S.A., 0.24% (c), dated 04/29/22, due 05/02/22, with a maturity value of $679,670. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $691,851. (d)	679,656
	(Cost $679,656)

	Total Investments — 100.4%	247,262,674
	(Cost $267,791,012)
	Net Other Assets and Liabilities — (0.4)%	(986,931)
	Net Assets — 100.0%	$246,275,743

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,337,165 and the total value of the collateral held by the Fund is $1,376,293.
(c)	Rate shown reflects yield as of April 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$245,886,381	$245,886,381	$—	$—
Money Market Funds	696,637	696,637	—	—
Repurchase Agreements	679,656	—	679,656	—
Total Investments	$247,262,674	$246,583,018	$679,656	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.1%
31,819	Virgin Galactic Holdings, Inc. (a) (b)	$238,324

	Air Freight & Logistics — 0.6%
13,107	Forward Air Corp.	1,270,986

	Auto Components — 1.1%
9,924	Dorman Products, Inc. (b)	979,697
12,912	Gentherm, Inc. (b)	870,527
12,181	XPEL, Inc. (b) (c)	527,072
		2,377,296

	Banks — 3.3%
45,240	Bancorp (The), Inc. (b)	1,026,496
30,726	Customers Bancorp, Inc. (b)	1,292,643
8,779	Lakeland Financial Corp.	639,287
6,177	Live Oak Bancshares, Inc.	261,472
48,110	OFG Bancorp	1,278,764
6,264	Silvergate Capital Corp., Class A (b)	732,637
12,114	Stock Yards Bancorp, Inc.	633,320
10,030	Triumph Bancorp, Inc. (b)	696,483
24,708	Veritex Holdings, Inc.	811,658
		7,372,760

	Beverages — 1.3%
11,613	Celsius Holdings, Inc. (b)	603,876
35,229	Duckhorn Portfolio (The), Inc. (b)	684,147
18,718	MGP Ingredients, Inc.	1,709,515
		2,997,538

	Biotechnology — 6.3%
38,939	ACADIA Pharmaceuticals, Inc. (b)	718,035
67,669	Amicus Therapeutics, Inc. (b)	479,097
29,883	Arcus Biosciences, Inc. (b)	723,467
98,528	BioCryst Pharmaceuticals, Inc. (b)	915,325
8,499	CareDx, Inc. (b)	258,710
9,230	Celldex Therapeutics, Inc. (b)	281,976
12,539	ChemoCentryx, Inc. (b)	231,470
17,409	Cytokinetics, Inc. (b)	694,097
87,001	Dynavax Technologies Corp. (b)	768,219
36,999	Global Blood Therapeutics, Inc. (b)	1,135,869
56,037	ImmunityBio, Inc. (a) (b)	203,414
13,378	Insmed, Inc. (b)	293,915
101,879	Ironwood Pharmaceuticals, Inc. (b)	1,222,548
15,143	Kymera Therapeutics, Inc. (b)	474,733
42,427	Prometheus Biosciences, Inc. (b)	1,115,830
13,275	Protagonist Therapeutics, Inc. (b)	120,670
25,788	Prothena Corp. PLC (b)	751,978
25,277	PTC Therapeutics, Inc. (b)	893,036
10,504	Relay Therapeutics, Inc. (b)	250,310
12,323	REVOLUTION Medicines, Inc. (b)	246,090
5,570	SpringWorks Therapeutics, Inc. (b)	239,009

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
24,867	Travere Therapeutics, Inc. (b)	$624,908
11,402	Veracyte, Inc. (b)	233,399
16,766	Vericel Corp. (b)	477,831
24,018	Xencor, Inc. (b)	599,970
		13,953,906

	Building Products — 0.8%
5,641	AAON, Inc.	274,942
10,899	CSW Industrials, Inc.	1,149,954
34,930	Janus International Group, Inc. (b)	330,438
		1,755,334

	Capital Markets — 4.2%
16,285	Artisan Partners Asset Management, Inc., Class A	523,400
42,386	AssetMark Financial Holdings, Inc. (b)	815,083
22,899	B. Riley Financial, Inc.	1,034,119
14,010	Focus Financial Partners, Inc., Class A (b)	552,694
62,005	Golub Capital BDC, Inc.	925,115
4,068	Hamilton Lane, Inc., Class A	278,983
20,087	Moelis & Co., Class A	889,051
33,888	Open Lending Corp., Class A (b)	462,232
9,765	Piper Sandler Cos.	1,122,780
10,152	PJT Partners, Inc., Class A	669,930
19,384	StepStone Group, Inc., Class A	496,618
32,667	Victory Capital Holdings, Inc., Class A	881,682
3,930	Virtus Investment Partners, Inc.	696,239
		9,347,926

	Chemicals — 1.0%
72,102	Amyris, Inc. (a) (b)	247,310
41,528	Diversey Holdings Ltd. (b)	321,427
3,708	Quaker Chemical Corp.	603,329
11,234	Sensient Technologies Corp.	950,396
		2,122,462

	Commercial Services & Supplies — 0.9%
23,559	Brink’s (The) Co.	1,388,803
10,077	Cimpress PLC (b)	508,989
		1,897,792

	Communications Equipment — 1.6%
14,934	Calix, Inc. (b)	596,016
39,894	CommScope Holding Co., Inc. (b)	240,561
104,967	Extreme Networks, Inc. (b)	1,007,683
108,777	Infinera Corp. (b)	836,495
26,263	Viasat, Inc. (b)	966,741
		3,647,496

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering — 2.1%
20,151	Ameresco, Inc., Class A (b)	$1,016,416
17,998	Comfort Systems USA, Inc.	1,519,391
13,629	MYR Group, Inc. (b)	1,077,918
9,615	NV5 Global, Inc. (b)	1,151,877
		4,765,602

	Consumer Finance — 2.0%
25,539	Encore Capital Group, Inc. (b)	1,476,409
33,754	Enova International, Inc. (b)	1,262,400
40,609	LendingClub Corp. (b)	619,287
28,430	PRA Group, Inc. (b)	1,194,913
		4,553,009

	Containers & Packaging — 0.1%
15,388	Ranpak Holdings Corp. (b)	232,051

	Diversified Consumer Services — 0.3%
27,814	Coursera, Inc. (b)	523,181
46,504	Vivint Smart Home, Inc. (b)	243,681
		766,862

	Diversified Financial Services — 0.4%
39,676	Compass Diversified Holdings	867,317

	Diversified Telecommunication Services — 0.5%
9,658	Cogent Communications Holdings, Inc.	564,993
435,933	Globalstar, Inc. (b)	505,682
		1,070,675

	Electric Utilities — 1.2%
16,063	MGE Energy, Inc.	1,250,826
25,633	Otter Tail Corp.	1,485,688
		2,736,514

	Electrical Equipment — 1.6%
27,894	Array Technologies, Inc. (b)	182,148
53,070	Bloom Energy Corp., Class A (b)	984,979
14,045	Encore Wire Corp.	1,584,417
54,577	FuelCell Energy, Inc. (b)	222,674
28,553	Stem, Inc. (b)	204,725
4,456	Vicor Corp. (b)	269,677
		3,448,620

	Electronic Equipment, Instruments & Components — 1.4%
10,956	Advanced Energy Industries, Inc.	838,353
9,459	Badger Meter, Inc.	763,247

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
28,918	Belden, Inc.	$1,493,036
		3,094,636

	Energy Equipment & Services — 2.1%
28,235	Cactus, Inc., Class A	1,409,774
103,492	Patterson-UTI Energy, Inc.	1,701,408
48,110	Weatherford International PLC (b)	1,552,991
		4,664,173

	Entertainment — 1.3%
7,146	Madison Square Garden Sports Corp. (b)	1,158,438
104,788	Skillz, Inc. (a) (b)	214,815
25,658	World Wrestling Entertainment, Inc., Class A	1,498,171
		2,871,424

	Equity Real Estate Investment Trusts — 7.7%
55,267	Alexander & Baldwin, Inc.	1,171,660
43,301	Broadstone Net Lease, Inc.	895,898
33,203	CareTrust REIT, Inc.	538,221
9,612	Centerspace	886,803
130,985	DigitalBridge Group, Inc. (b)	911,656
30,313	Easterly Government Properties, Inc.	577,463
25,329	Essential Properties Realty Trust, Inc.	607,896
23,699	Four Corners Property Trust, Inc.	650,774
35,670	Independence Realty Trust, Inc.	972,364
52,048	InvenTrust Properties Corp.	1,576,534
14,192	NexPoint Residential Trust, Inc.	1,265,359
24,305	PotlatchDeltic Corp.	1,346,254
48,638	Retail Opportunity Investments Corp.	906,126
5,670	Safehold, Inc.	244,093
76,699	SITE Centers Corp.	1,219,514
93,143	Uniti Group, Inc.	1,154,042
67,101	Urban Edge Properties	1,254,118
54,232	Veris Residential, Inc. (b)	868,254
		17,047,029

	Food Products — 1.4%
73,020	Hostess Brands, Inc. (b)	1,656,824
33,772	Simply Good Foods (The) Co. (b)	1,406,604
		3,063,428

	Gas Utilities — 0.5%
9,304	Chesapeake Utilities Corp.	1,164,582

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 4.0%
14,361	AtriCure, Inc. (b)	$745,767
20,474	Axonics, Inc. (b)	1,060,963
9,006	CryoPort, Inc. (b)	203,175
2,274	Heska Corp. (b)	249,776
14,140	Inari Medical, Inc. (b)	1,141,098
8,139	iRhythm Technologies, Inc. (b)	1,004,108
28,965	Lantheus Holdings, Inc. (b)	1,923,566
19,267	Merit Medical Systems, Inc. (b)	1,194,747
2,514	Mesa Laboratories, Inc.	537,066
20,774	Outset Medical, Inc. (b)	724,597
3,934	STAAR Surgical Co. (b)	224,592
		9,009,455

	Health Care Providers & Services — 3.4%
28,372	1Life Healthcare, Inc. (b)	200,023
39,976	AdaptHealth Corp. (b)	506,096
60,741	Agiliti, Inc. (b)	1,199,027
57,064	Alignment Healthcare, Inc. (b)	548,385
13,221	Apollo Medical Holdings, Inc. (a) (b)	482,302
79,452	Community Health Systems, Inc. (b)	609,397
5,599	CorVel Corp. (b)	868,293
39,444	Invitae Corp. (b)	209,448
24,935	Progyny, Inc. (b)	958,751
28,646	RadNet, Inc. (b)	558,597
29,102	Surgery Partners, Inc. (b)	1,488,858
		7,629,177

	Health Care Technology — 0.7%
39,679	Evolent Health, Inc., Class A (b)	1,091,966
11,926	Phreesia, Inc. (b)	272,867
9,213	Schrodinger, Inc. (b)	227,745
		1,592,578

	Hotels, Restaurants & Leisure — 2.4%
76,288	Everi Holdings, Inc. (b)	1,324,360
13,720	Jack in the Box, Inc.	1,135,467
32,992	Red Rock Resorts, Inc., Class A	1,450,328
36,828	Six Flags Entertainment Corp. (b)	1,409,408
		5,319,563

	Household Durables — 1.2%
5,321	Cavco Industries, Inc. (b)	1,257,086
7,584	Installed Building Products, Inc.	610,284
33,419	Sonos, Inc. (b)	762,622
		2,629,992

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.8%
20,832	Energizer Holdings, Inc.	$631,001
10,631	Spectrum Brands Holdings, Inc.	904,379
1,716	WD-40 Co.	315,710
		1,851,090

	Independent Power and Renewable Electricity Producers — 0.1%
13,632	Sunnova Energy International, Inc. (b)	235,425

	Insurance — 0.2%
23,885	BRP Group, Inc., Class A (b)	552,221

	Interactive Media & Services — 0.6%
37,731	Cargurus, Inc. (b)	1,233,049
47,848	fuboTV, Inc. (a) (b)	181,344
		1,414,393

	Internet & Direct Marketing Retail — 0.7%
23,871	Revolve Group, Inc. (b)	1,008,789
6,885	Shutterstock, Inc.	521,332
		1,530,121

	IT Services — 4.3%
14,348	BigCommerce Holdings, Inc., Series 1 (b)	256,399
77,176	Cyxtera Technologies, Inc. (a) (b)	928,427
15,656	EVERTEC, Inc.	616,846
22,328	Grid Dynamics Holdings, Inc. (b)	310,806
8,408	LiveRamp Holdings, Inc. (b)	263,339
11,642	Perficient, Inc. (b)	1,157,331
21,284	Repay Holdings Corp. (b)	284,780
112,129	Sabre Corp. (b)	1,173,991
20,694	Shift4 Payments, Inc., Class A (b)	1,085,607
41,585	Switch, Inc., Class A	1,241,728
11,428	TTEC Holdings, Inc.	843,501
98,406	Verra Mobility Corp. (b)	1,380,636
		9,543,391

	Life Sciences Tools & Services — 0.1%
9,046	NanoString Technologies, Inc. (b)	169,884

	Machinery — 3.7%
13,114	EnPro Industries, Inc.	1,222,356
15,971	Helios Technologies, Inc.	1,072,932
21,351	Hillenbrand, Inc.	871,548
4,857	Kadant, Inc.	898,545
8,163	Lindsay Corp.	1,103,230
29,574	Mueller Industries, Inc.	1,601,432
29,352	Nikola Corp. (a) (b)	210,747

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
41,804	Proterra, Inc. (a) (b)	$259,603
35,492	Shyft Group (The), Inc.	903,981
		8,144,374

	Media — 1.9%
463,021	Clear Channel Outdoor Holdings, Inc. (b)	1,139,032
49,820	iHeartMedia, Inc., Class A (b)	796,622
23,797	Magnite, Inc. (b)	229,641
45,740	Sinclair Broadcast Group, Inc., Class A	1,017,257
54,076	WideOpenWest, Inc. (b)	1,084,224
		4,266,776

	Metals & Mining — 0.5%
20,412	Compass Minerals International, Inc.	1,206,962

	Mortgage Real Estate Investment Trusts — 0.5%
55,282	Arbor Realty Trust, Inc.	945,322
6,628	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	265,054
		1,210,376

	Multiline Retail — 0.6%
38,669	Franchise Group, Inc.	1,441,967

	Oil, Gas & Consumable Fuels — 5.9%
11,661	Arch Resources, Inc. (a)	1,940,157
27,116	Callon Petroleum Co. (b)	1,390,237
198,520	Centennial Resource Development, Inc., Class A (b)	1,536,545
122,763	Comstock Resources, Inc. (b)	2,090,654
20,390	Denbury, Inc. (b)	1,304,552
75,926	Equitrans Midstream Corp.	596,778
222,817	Kosmos Energy Ltd. (b)	1,506,243
56,831	Northern Oil and Gas, Inc.	1,419,639
10,951	Oasis Petroleum, Inc.	1,452,760
		13,237,565

	Personal Products — 1.9%
37,964	Beauty Health (The) Co. (b)	497,328
36,511	elf Beauty, Inc. (b)	888,313
18,195	Inter Parfums, Inc.	1,487,077
7,504	Medifast, Inc.	1,338,414
		4,211,132

	Pharmaceuticals — 2.0%
32,930	Harmony Biosciences Holdings, Inc. (b)	1,483,167
20,991	Pacira BioSciences, Inc. (b)	1,565,299

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
24,209	Prestige Consumer Healthcare, Inc. (b)	$1,323,264
		4,371,730

	Professional Services — 1.5%
38,172	CBIZ, Inc. (b)	1,599,025
21,659	Kforce, Inc.	1,517,213
13,527	Upwork, Inc. (b)	283,661
		3,399,899

	Real Estate Management & Development — 2.4%
52,548	Kennedy-Wilson Holdings, Inc.	1,184,957
30,411	Marcus & Millichap, Inc.	1,362,109
100,631	Newmark Group, Inc., Class A	1,222,667
17,426	Redfin Corp. (b)	194,300
27,043	St Joe (The) Co.	1,438,958
		5,402,991

	Road & Rail — 0.5%
15,921	ArcBest Corp.	1,148,859

	Semiconductors & Semiconductor Equipment — 2.9%
30,972	ACM Research, Inc., Class A (b)	467,987
21,210	Axcelis Technologies, Inc. (b)	1,154,885
22,439	FormFactor, Inc. (b)	855,150
14,842	Impinj, Inc. (b)	731,117
50,236	Rambus, Inc. (b)	1,251,379
22,248	Ultra Clean Holdings, Inc. (b)	693,470
58,921	Veeco Instruments, Inc. (b)	1,350,469
		6,504,457

	Software — 5.0%
24,969	8x8, Inc. (b)	228,966
9,642	Alarm.com Holdings, Inc. (b)	588,933
9,950	Altair Engineering, Inc., Class A (b)	540,484
13,184	Alteryx, Inc., Class A (b)	846,413
5,169	Appian Corp. (b)	247,078
14,214	CommVault Systems, Inc. (b)	867,054
12,672	Domo, Inc., Class B (b)	524,874
7,203	Everbridge, Inc. (b)	310,449
14,782	InterDigital, Inc.	840,357
12,873	LivePerson, Inc. (b)	291,187
22,928	Marathon Digital Holdings, Inc. (a) (b)	357,677
647	MicroStrategy, Inc., Class A (a) (b)	229,148
18,743	PagerDuty, Inc. (b)	535,488
27,217	Progress Software Corp.	1,305,872
5,099	Q2 Holdings, Inc. (b)	263,771
30,271	Riot Blockchain, Inc. (a) (b)	306,948

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
18,427	Sailpoint Technologies Holdings, Inc. (b)	$1,176,195
7,998	Sprout Social, Inc., Class A (b)	490,118
36,999	Xperi Holding Corp.	577,184
42,779	Zuora, Inc., Class A (b)	520,620
		11,048,816

	Specialty Retail — 2.6%
40,064	Abercrombie & Fitch Co., Class A (b)	1,385,413
40,661	Academy Sports & Outdoors, Inc.	1,519,095
16,901	Boot Barn Holdings, Inc. (b)	1,522,104
21,645	National Vision Holdings, Inc. (b)	814,934
12,637	Sleep Number Corp. (b)	512,557
		5,754,103

	Technology Hardware, Storage & Peripherals — 0.7%
45,943	Avid Technology, Inc. (b)	1,456,852

	Textiles, Apparel & Luxury Goods — 1.0%
22,808	Kontoor Brands, Inc.	906,162
33,169	Steven Madden Ltd.	1,361,919
		2,268,081

	Thrifts & Mortgage Finance — 0.4%
43,844	Columbia Financial, Inc. (b)	830,844

	Tobacco — 0.8%
133,061	Vector Group Ltd.	1,692,536

	Trading Companies & Distributors — 1.0%
112,407	Custom Truck One Source, Inc. (b)	738,514
32,189	GMS, Inc. (b)	1,543,463
		2,281,977

	Water Utilities — 1.2%
10,594	American States Water Co.	833,324
10,810	California Water Service Group	560,715
6,093	Middlesex Water Co.	541,972
13,554	SJW Group	799,686
		2,735,697

	Wireless Telecommunication Services — 0.6%
67,242	Gogo, Inc. (a) (b)	1,237,925
	Total Common Stocks — 99.9%	222,658,951
	(Cost $248,695,316)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
$179,442	Bank of America Corp., 0.28% (d), dated 04/29/22, due 05/02/22, with a maturity value of $179,443. Collateralized by U.S. Treasury Securities, interest rate of 0.00%, due 11/15/32 to 02/15/42. The value of the collateral including accrued interest is $183,031. (e)	$179,442
2,805,243	Citigroup, Inc., 0.30% (d), dated 04/29/22, due 05/02/22, with a maturity value of $2,805,266. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 7.50%, due 04/30/22 to 08/15/51. The value of the collateral including accrued interest is $2,861,348. (e)	2,805,243
2,805,243	JPMorgan Chase & Co., 0.28% (d), dated 04/29/22, due 05/02/22, with a maturity value of $2,805,265. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 05/03/22 to 05/31/28. The value of the collateral including accrued interest is $2,861,348. (e)	2,805,243
	Total Repurchase Agreements — 2.6%	5,789,928
	(Cost $5,789,928)

	Total Investments — 102.5%	228,448,879
	(Cost $254,485,244)
	Net Other Assets and Liabilities — (2.5)%	(5,667,230)
	Net Assets — 100.0%	$222,781,649

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,412,823 and the total value of the collateral held by the Fund is $5,789,928.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of April 30, 2022.
(e)	This security serves as collateral for securities on loan.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$222,658,951	$222,658,951	$—	$—
Repurchase Agreements	5,789,928	—	5,789,928	—
Total Investments	$228,448,879	$222,658,951	$5,789,928	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq AlphaDEX® Large Cap Core Index, Nasdaq AlphaDEX® Mid Cap Core Index, Nasdaq AlphaDEX® Small Cap Core Index, Nasdaq AlphaDEX® Large Cap Value Index, Nasdaq AlphaDEX® Large Cap Growth Index, Nasdaq AlphaDEX® Multi Cap Value Index, Nasdaq AlphaDEX® Multi Cap Growth Index, Nasdaq AlphaDEX® Mid Cap Value Index, Nasdaq AlphaDEX® Mid Cap Growth Index, Nasdaq AlphaDEX® Small Cap Value Index and Nasdaq AlphaDEX® Small Cap Growth Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.